UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4630

 NAME OF REGISTRANT:                     John Hancock Investment Trust
                                         III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


2X42 John Hancock Funds Greater China Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGR INC                                                             Agenda Number:  702435769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00153109
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002311008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement, guarantee and monetary         Non-Voting    No vote
       loans

A.4    The indirect investment in people's republic              Non-Voting    No vote
       of china

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.36 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and capital         reserves; proposed
       stock dividend: 84 for 1,000 shares held, proposed
       bonus   issue: 16 for 1,000 shares held

B.4    Authorize the Directors to launch the rights              Mgmt          For                            For
       issue, or issue overseas         convertible
       bonds, or the global depositary at appropriate
       time

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702302794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  CLS
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S1.1   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: share types and
       nominal value

S1.2   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S1.3   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S1.4   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S1.5   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S1.6   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S1.7   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S1.8   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: use of proceeds

S1.9   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: accumulated profit
       arrangement

S1.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.2    Approve the resolution on the Share Subscription          Mgmt          For                            For
       Agreements between the Company and specific
       subscribers be and is hereby approved by the
       Independent shareholders: to the A Share Subscription
       Agreement to be entered into by and between
       the Company and CNAHC; the H Share Subscription
       Agreement to be entered into between the Company
       and CNACG, in addition to approval by this
       foreign shareholders class meeting, the resolution
       is required to be submitted as special resolution
       to the general meeting of the Company and the
       domestic shareholders class meeting for consideration
       and approval and the execution is subject to
       the approval of the CSRC




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702354832
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669318 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve, in accordance with the relevant provisions       Mgmt          For                            For
       of laws and regulations including the Company
       law of the People's Republic of China, the
       Securities Law of the People's Republic of
       China, the Administrative Rules Governing issue
       of securities by listed companies and the implementation
       rules concerning the non-public issuance of
       securities by listed companies, and after self
       inquiry conducted by the Company, that the
       Company is able to satisfy the requirements
       in relation to the A Share Issue

2      Approve the feasibility study report for the              Mgmt          For                            For
       use of proceeds from the A Shares issue of
       Air China Limited

3      Approve the report on the use of proceeds from            Mgmt          For                            For
       previous fundraising activities of the Air
       China Limited

4      Authorize the management of the Company to deal           Mgmt          For                            For
       with all matters in connection with shareholding
       restructuring project as described in above
       items 1 to 3 of the resolution, including but
       not limited to: (i) negotiation and signing
       of the Framework Agreement, the Subscription
       Agreement, the Fine Star SPA, the ACC JVA,
       the ACC Articles and all other relevant agreements,
       contracts and documents; (ii) dealing with
       the necessary procedural matters such as obtaining
       approvals, registration, filing and domestic
       and overseas information disclosure; and (iii)
       dealing with all other acts or things in relation
       to the Transaction

S.5.1  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Share types and
       nominal value

S.5.2  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S.5.3  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S.5.4  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S.5.5  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S.5.6  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S.5.7  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S.5.8  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Use of proceeds

S.5.9  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Accumulated profit
       arrangement

S5.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.6    Approve the A Share Subscription Agreement to             Mgmt          For                            For
       be entered into by and Between the Company
       and CNAHC; and the H Share subscription Agreement
       to be entered into by and between the Company
       and CNACG, in addition to approval by the EGM,
       this resolution is required to be submitted
       as special resolution to the class meetings
       of the Shareholders for consideration and approval
       and can be implemented only upon the approval
       of the CSRC

S.7    Approve, in order to effectively complete, in             Mgmt          For                            For
       an orderly manner, the A Share Issue and the
       H Share Issue by the Company in accordance
       with laws and regulations including the Company
       Law of the People's Republic of China and the
       Securities Law of the People's Republic of
       China and the Articles of Association of the
       Company, the following: 1) to authorize the
       Board to handle all matters relating to the
       share issue, including but not limited to making
       specific determination on the method of issue,
       offering size, issue price, pricing method,
       target subscribers and timing of issuance of
       the A Share Issue and the H Share Issue etc;
       2) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to determine the engagement of
       intermediary agencies for the A Share Issue
       and the H Share Issue, to handle reporting
       matters, to prepare, produce, amend, refine
       and execute all documents and information related
       to the A Share Issue and the H Share Issue,
       and to sign all such contracts, agreements
       and documents related to the A Share Issue
       and the H Share Issue; 3) to authorize the
       Board in case of any change of policies of
       regulatory bodies in relation to the A Share
       Issue and the H Share Issue, or any change
       of market conditions, except where voting at
       a general meeting is required by any relevant
       laws and regulations, the Articles of Association
       of the Company or any regulatory bodies, to
       adjust the specific proposals for the A Share
       Issue and the H Share Issue; 4) to authorize
       the Board, the Chairman of the Board and the
       persons delegated by the Chairman of the Board
       to carry out fund verification Procedures related
       to the A Share Issue and the H Share Issue;
       5) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to establish a dedicated account
       for fund raising; 6) to authorize the Board,
       the Chairman of the Board and persons delegated
       by the Chairman of the Board to handle such
       relevant matters as share registration, share
       lock-up and listing and to submit relevant
       documents upon completion of the A Share Issue
       and the H Share Issue; 7) to authorize the
       Board the Chairman of the Board and persons
       delegated by the Chairman of the Board upon
       completion of the A Share Issue and the H Share
       Issue, to amend the corresponding terms of
       the Articles of Association of the Company
       and carry out relevant approval procedures
       and to carry out registration procedures regarding
       the change of the registered Capital of the
       Company; 8) to authorize the Board to handle
       all relevant matters related to the A Share
       Issue and the H Share Issue; 9) approve the
       authorization as set forth in items No. 4 to
       7 above shall be effective during the subsistence
       of the matters from the date of approval of
       the resolutions at the EGM general meeting
       of the Company, whilst authorization under
       other items shall be effective for twelve months
       commencing from the date of approval of the
       resolutions at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702517131
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700453 DUE TO CHANGE IN MEETING DATE AND
       RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN20100611460.pdf

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2009

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2009

4.     Approve the profit distribution proposal that             Mgmt          For                            For
       no dividends be distributed for the year 2009
       as recommended by the Board of Directors of
       the Company

5.     Reappoint Ernst & Young as the Company's International    Mgmt          For                            For
       Auditors and Ernst & Young Hua Ming CPAs Limited
       Company as the Company's Domestic Auditors
       for the YE 31 DEC 2010 and authorize the Board
       of Directors to determine their remunerations
       for the year 2010

6.     Approve the resolution on the report on the               Mgmt          For                            For
       Use of Proceeds from previous fundraising activities
       of the Company

S.7    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company and to make or grant offers,
       agreements and option which might require the
       exercise of such powers in connection with
       not exceeding 20% of each of the existing A
       Shares and H Share (as the case may be) in
       issue at the date of passing this resolution

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to increase the registered capital and amend
       the Articles of Association of the Company
       to reflect such increase in the registered
       capital of the Company under the general mandate
       granted in Resolution 7 above




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702458870
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506715.pdf

1      Approve the Directors' report for the YE 31               Mgmt          For                            For
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2009

3      Approve the Independent Auditor's report and              Mgmt          For                            For
       the audited financial report of the Company
       for the YE 31 DEC 2009 [including the financial
       report prepared in accordance with the International
       Financial Reporting Standards and the financial
       report prepared in accordance with the PRC
       Accounting Standards for Business Enterprises
       [2006]]

4      Approve the non-payment of 2009 final dividends           Mgmt          For                            For
       for the YE 31 DEC 2009 and non-implementation
       of increasing share capital by transferring
       capital reserves

5.a    Re-appoint Mr. Xiong Weiping as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.b    Re-appoint Mr. Luo Jianchuan as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.c    Re-appoint Mr. Chen Jihua as an Executive Director        Mgmt          For                            For
       of the 4th session of the Board for a term
       of three years expiring upon conclusion of
       the Company's 2012 AGM

5.d    Re-appoint Mr. Liu Xiangmin as an Executive               Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.a    Re-appoint Mr. Shi Chungui as a Non-Executive             Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.b    Re-appoint Mr. Lv Youqing as a Non-Executive              Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

7.a    Re-appoint Mr. Zhang Zhuoyuan as an Independent           Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.b    Re-appoint Mr. Wang Mengkui as an Independent             Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.c    Re-appoint Mr. Zhu Demiao as an Independent               Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.a    Re-appoint Mr. Ao Hong as shareholders-elected            Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.b    Re-appoint Mr. Zhang Zhankui as shareholders-elected      Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

9      Authorize the Board to set the remuneration               Mgmt          For                            For
       for the Company's Directors and Supervisors
       for year 2010

10     Approve the renewal of one-year liability insurance       Mgmt          Against                        Against
       for the Company's Directors, Supervisors and
       Senior Management [from 18 MAY 2010 to 17 MAY
       2011]

11     Re-appoint PricewaterhouseCoopers [Certified              Mgmt          For                            For
       Public Accountants, Hong Kong] as the International
       Auditors and PricewaterhouseCoopers Zhong Tian
       CPAs Company Limited as PRC Auditors of the
       Company to hold office until conclusion of
       the next AGM, and authorize the Audit Committee
       of the Board to determine their remuneration

12     Approve proposals [if any] put forward at such            Mgmt          Against                        Against
       meeting by any shareholder(s) holding 3% or
       more of the shares carrying the right to vote
       at such meeting

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       [as specified], and authorize any one Director
       or Secretary to the Board to deal with on behalf
       of the Company the relevant filing, amendments
       and registration [where necessary] procedures
       and other related issues arising from the amendments
       to the Articles of Association of the Company

S.14   Approve the issue mandate                                 Mgmt          Against                        Against

S.15   Approve the issue of short-term bills                     Mgmt          For                            For

S.16   Approve the issue of medium-term notes                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMTRAN TECHNOLOGY CO LTD                                                                    Agenda Number:  702449035
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0124Y109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002489002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

A.4    The status of corporate bonds                             Non-Voting    No vote

A.5    The status of Joint-Venture in People's Republic          Non-Voting    No vote
       of China

A.6    The status of endorsement and guarantee                   Non-Voting    No vote

A.7    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issue of new shares from retained             Mgmt          For                            For
       earnings and staff bonus,       proposed stock
       dividend: 50 for 1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Extraordinary motions                                     Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702061184
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  EGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.a  Approve the placement of new H Shares with nominal        Mgmt          For                            For
       value of RMB 1.00 to the Qualified Investors
       [the "Placement"], and that the application
       of which shall be made to the Hong Kong Stock
       Exchange for the listing of, and permission
       to deal in, such H Shares on the Hong Kong
       Stock Exchange

S.1.b  Approve that: i] the number of H Shares subject           Mgmt          For                            For
       to the placement shall not be more than 217,160,000
       new H Shares and the actual amount of the new
       H Shares to be issued under the Specific Mandate
       shall be determined by the Board and the underwriter
       pursuant to the market conditions and in accordance
       with the relevant requirements under the Hong
       Kong Listing Rules following receipt of all
       the approvals from the CSRC and other relevant
       PRC authorities; and ii] an aggregate of not
       more than 21,716,000 new H Shares, representing
       10% of the total number of the new H Shares
       to be placed as mentioned in the preceding
       paragraph, shall be converted, pursuant to
       the existing PRC laws and regulations, from
       an equal number of the Domestic Shares held
       by Angang Holding [as the holder of the state-owned
       Domestic Shares and shall, subject to the approval[s]
       by the relevant authorities and at the option
       of the NSSF Council, aa] be allocated to the
       NSSF Council for nil consideration; or [bb]
       be placed to the Qualified Investor[s] with
       the proceeds to be paid to the NSSF Council
       [the "NSSF Council Shares"]

S.1.c  Approve that the target placees shall be Qualified        Mgmt          For                            For
       Investors, being the overseas individuals,
       institutional investor[s] and other qualified
       investors which are independent of, and which
       are not the connected persons of, the Company

S.1.d  Approve that the placing price shall be determined        Mgmt          For                            For
       by the Board in the best interest of the Shareholders
       with reference to: i] the trading performance
       of the H Shares, being the average closing
       price of the H Shares in the five consecutive
       trading days immediately prior to the date
       of any placing agreement in relation to the
       Placement, and ii] the trading performance
       and trading multiples of the comparable listed
       companies that engaged in similar businesses
       before the Placement

S.1.e  Approve that the accumulated profit of the Company        Mgmt          For                            For
       prior to the Placement shall be shared by all
       the Shareholders immediately before and after
       such Placement

S.1.f  Approve that the validity of the resolutions              Mgmt          For                            For
       passed at the EGM to approve the grant of the
       Specific Mandate to the Board and the matters
       relating thereto shall be 12 months from such
       meetings

S.2    Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution [1], to deal with all the matters
       in relation to the specific mandate with full
       authority for a term of 12 months; such matters
       include but are not limited to: a] submit all
       the relevant applications, reports and other
       documents to the relevant PRC and overseas
       authorities and deal with all the procedures
       to obtain and/or procure all the relevant approvals,
       registration, filing, sanction and permission;
       b] be responsible for the exercise of the specific
       mandate to issue new H shares pursuant to the
       terms thereof approved by the Shareholders
       at the EGM, the domestic shareholders Class
       Meeting and the H Shareholders Class Meeting,
       respectively, including but not limited to
       the determination of the actual size, placing
       price [including the price range and final
       price], timing, method and target placee[s]
       of the Placement, the execution, implementation,
       modification and termination of any agreement,
       contract or other documents relating to the
       exercise of the Specific Mandate to issue new
       H Shares and other relevant matters; c] be
       responsible for obtaining all the approvals
       and permissions from the CSRC, the Hong Kong
       Stock Exchange and other relevant PRC and overseas
       authorities in relation to the exercise of
       the Specific Mandate to issue new H Shares;
       d] engage CITIC Securities International Company
       Ltd as the sole lead manager, King & Wood as
       the legal advisers on the laws of the PRC,
       Morrison & Foerster as the legal advisers on
       the laws of Hong Kong if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; e] engage other relevant
       intermediary parties if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; f] amend the Articles
       of Association of the Company according to
       the result of the exercise of the Specific
       Mandate to issue new H Shares, deal with the
       relevant registration and filing procedures
       with the relevant industry and commerce administration
       authorities and other matters in relation to
       the implementation of the Shareholders' approvals;
       g] make appropriate amendments to the terms
       of the Specific Mandate in light of the specific
       circumstances and pursuant to the approval[s]
       by the relevant authorities; and h] execute,
       implement, amend and complete any document
       and do any act as necessary and appropriate
       in relation to the exercise of the Specific
       Mandate to issue new H Shares; Upon the authorization
       to the Board by the Shareholders at the EGM,
       the Domestic Shareholders Class Meeting and
       the H Shareholders Class Meeting as mentioned
       above, and to delegate such authorization to
       the Chairman of and the Secretary to the Board
       to deal with, jointly or severally, all the
       matters as mentioned above

S.3    Approve that, subject to the passing of Resolutions       Mgmt          For                            For
       [1] and [2], the use of proceeds from the Placement
       [excluding the proceeds from the placement
       of the NSSF Council Shares] by the Company
       for general working capital purpose

S.4.a  Approve, subject to the financial and operational         Mgmt          For                            For
       conditions of the Company, the offer and issue
       of the short-term debentures with an aggregate
       principal amount of not more than RMB 6 billion
       [the "Debentures"] to the institutional investors
       in the PRC Inter-Bank Debenture Market

S.4.b  Approve that the offer of the Debentures in               Mgmt          For                            For
       two tranches, each with an aggregate principal
       amount of RMB 3 billion and a term of maturity
       of not more than 365 days

S.4.c  Approve that the interest rates shall be determined       Mgmt          For                            For
       in accordance with the market conditions, and
       that the interest rates shall be floating based
       on the Shanghai Inter bank offered rate ["SHIBOR"]
       within a range to be determined by reference
       to the Company's credit rating to be assigned
       by a qualified independent PRC credit rating
       agency

S.4.d  Approve that the offering of the Debentures               Mgmt          For                            For
       to the institutional investors in the PRC inter
       bank debenture market [save for those prohibited
       from subscribing for the Debentures under the
       PRC laws and regulations

S.4.e  Approve that the proceeds from the issue of               Mgmt          For                            For
       the Debentures shall be used to repay certain
       bank loans of the Company in order to improve
       its debt structure and lower its financing
       cost

S.4.f  Approve that the Shareholders' approval in relation       Mgmt          For                            For
       to the Proposed Issue of Short-Term Debentures
       shall be valid for 24 months

S.4.g  Authorize the Board to deal with all the matters          Mgmt          For                            For
       relating to Proposed Issue of Short-Term Debentures
       in accordance with the specific needs of the
       Company and the prevailing market conditions.
       Such matters include but are not limited to:
       i] determine the specific terms, conditions
       and other matters of the Proposed Issue of
       Short-Term Debentures [including but not limited
       to the determination of the offering timing,
       actual aggregate amount, tranches and interest
       rates] and making any adjustments to such terms
       and conditions pursuant to the relevant PRC
       laws and regulations and the requirement of
       the relevant regulatory authorities; ii] take
       all such actions as necessary and incidental
       to the Proposed Issue of Short- Term Debentures
       [including but not limited to the obtaining
       of all the relevant approvals, the determination
       of underwriting arrangements and the preparation
       of all the relevant application documents];
       and iii] take all such actions as necessary
       for the purposes of implementing the Proposed
       Issue of Short-Term Debentures [including but
       not limited to the execution of all the requisite
       documents and the disclosure of the relevant
       information in accordance with the applicable
       laws] upon the authorization to the Board by
       the Shareholders as mentioned above, and to
       delegate such to delegate such authorization
       to the chairman of the Board to deal with all
       the matters as mentioned above

5.     Appoint Mr. Kwong Chi Kit, Victor as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company effective
       from the date of the passing of this resolution
       till the conclusion of the AGM of the Company
       in 2012




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702061893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  CLS
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve, the placement of new H Shares with               Mgmt          For                            For
       nominal value of RMB 1.00 to the Qualified
       Investors (the 'Placement'); and the application
       of which shall be made to the Hong Kong Stock
       Exchange for the listing of, and permission
       to deal in, such H Shares on the Hong Kong
       Stock Exchange

S.1.B  Approve to issue the number of H Shares subject           Mgmt          For                            For
       to the Placement shall not be more than 217,160,000
       new H Shares and the actual amount of the new
       H Shares under the Specific Mandate shall be
       determined by the Board and the underwriter
       pursuant to the market conditions and in accordance
       with the relevant requirements under the Hong
       Kong Listing Rules following receipt of all
       the approvals from the CSRC and other relevant
       PRC authorities; and to place an aggregate
       of not more than 21,716,000 new H Shares, representing
       10% of the total number of the new H Shares
       as mentioned in this resolution, shall be converted,
       pursuant to the existing PRC laws and regulations,
       from an equal number of the Domestic Shares
       held by Angang Holding (as the holder of the
       state-owned Domestic Shares) and shall, subject
       to the approval(s) by the relevant authorities
       and at the option of the NSSF Council, (aa)
       be allocated to the NSSF Council for nil consideration;
       or (bb) be placed to the Qualified Investor(s)
       with the proceeds to be paid to the NSSF Council
       (the 'NSSF Council Shares')

S1.C   Approve the target placees shall be Qualified             Mgmt          For                            For
       Investors, being the overseas individuals,
       institutional investor(s) and other qualified
       investors which are independent of, and which
       are not the connected persons of, the Company

S.1.D  Approve to determine the placing price by the             Mgmt          For                            For
       Board in the best interest of the Shareholders
       with reference to: (i) the trading performance
       of the H Shares, being the average closing
       price of the H Shares in the five consecutive
       trading days immediately prior to the date
       of any placing agreement in relation to the
       Placement, and (ii) the trading performance
       and trading multiples of the comparable listed
       Companies that engaged in similar businesses
       before the Placement

S.1.E  Approve to share the accumulated profit of the            Mgmt          For                            For
       Company prior to the Placement by all the Shareholders
       immediately before and after such Placement

S.1.F  Approve the validity of the resolutions passed            Mgmt          For                            For
       at the H Shareholders Class Meeting to approve
       the grant of the Specific Mandate to the Board
       and the matters relating thereto shall be 12
       months from such meetings

S.2    Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution 1, to deal with all the matters
       in relation to the Specific Mandate with full
       authority for a term of 12 months; such matters
       include but are not limited to: a) submit all
       the relevant applications, reports and other
       documents to the relevant PRC and overseas
       authorities and deal with all the procedures
       to obtain and/or procure all the relevant approvals,
       registration, filing, sanction and permission;
       b) be responsible for the exercise of the Specific
       Mandate to issue new H Shares pursuant to the
       terms thereof approved by the Shareholders
       at the EGM, the Domestic Shareholders Class
       Meeting and the H Shareholders Class Meeting,
       respectively, including but not limited to
       the determination of the actual size, placing
       price (including the price range and final
       price), timing, method and target placee (s)
       of the Placement(s), the execution, implementation,
       modification and termination of any agreement,
       contract or other documents relating to the
       exercise of the Specific Mandate to issue new
       H Shares and other relevant matters; c) be
       responsible for obtaining all the approvals
       and permissions from the CSRC, the Hong Kong
       Stock Exchange and other relevant PRC and overseas
       authorities in relation to the exercise of
       the Specific Mandate to issue new H Shares;
       d) engage CITIC Securities International Co.,
       Ltd. as the sole lead manager, King & Wood
       as the legal advisers on the laws of the PRC,
       Morrison & Foerster as the legal advisers on
       the laws of Hong Kong if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; e) engage other relevant
       intermediary parties if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; f) amend the Articles
       of Association of the Company according to
       the result of the exercise of the Specific
       Mandate to issue new H Shares, deal with the
       relevant registration and filing procedures
       with the relevant industry and commerce administration
       authorities and other matters in relation to
       the implementation of the Shareholders' approvals;
       g) make appropriate amendments to the terms
       of the Specific Mandate in light of the specific
       circumstances and pursuant to the approval(s)
       by the relevant authorities; and h) execute,
       implement, amend and complete any document
       and do any act as necessary and appropriate
       in relation to the exercise of the Specific
       Mandate to issue new H Shares; upon the authorization
       to the Board by the Shareholders at the EGM,
       the Domestic Shareholders Class Meeting and
       the H Shareholders Class Meeting as mentioned
       above; to delegate such authorization to the
       Chairman of and the secretary to the Board
       to deal with, jointly or severally, all the
       matters as mentioned above

S.3    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       1 and 2, the use of proceeds from the Placement
       [excluding the proceeds from the placement
       of the NSSF Council Shares] by the Company
       for general working capital purpose




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702154888
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Joint Venture Agreement and the               Mgmt          For                            For
       transactions contemplated therein and authorize
       the Directors of the Company to do such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       the Joint Venture Agreement

2.     Approve the 2009 Supply of Materials and Services         Mgmt          Against                        Against
       Agreement, the relevant monetary caps of 2010
       and 2011, and the transactions contemplated
       therein and authorize the Directors of the
       Company to do such further acts and things
       and execute such further documents and take
       all such steps which in their opinion may be
       necessary, desirable or expedient to implement
       and/or give effect to the terms of the 2009
       Supply of Materials and Services Agreement




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702444340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291437.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2009

3      Approve the Audited financial statements of               Mgmt          For                            For
       the Company for 2009

4      Approve the proposal for distribution of the              Mgmt          For                            For
       profits of the Company for 2009

5      Approve the proposed remuneration of the Directors        Mgmt          For                            For
       and Supervisors of the     Company for 2009

6      Approve the appointment of RSM China Certified            Mgmt          For                            For
       Public Accountants and RSM     Nelson Wheeler
       Certified Public Accountants as the domestic
       and international Auditor of the Company, respectively,
       for 2010, and authorize the Board of    Directors
       of the Company to determine their remunerations

S.7    Approve to grant the general mandate to the               Mgmt          Against                        Against
       Board of Directors  the 'Board'   and/or the
       Committee of the Board (which is composed by
       the Directors of the  Company and authorized
       by the Board)




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702149469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Elect Mr. Ji Qinying as an Executive Director             Mgmt          For                            For
       commencing on the date on which this resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

2.     Elect Mr. Qi Shengli as an Executive Director             Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

3.     Elect Mr. Wu Jianping as an Executive Director            Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702387350
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THE SHAREHOLDERS ARE ALLOWED TO               Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR  ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Receive and approve the audited financial reports         Mgmt          For                            For
       prepared in accordance with the accounting
       standards generally accepted in the People's
       Republic of China  the "PRC"  and the International
       Financial Reporting Standards respectively
       for the YE 31 DEC 2009

4.a    Re-elect Mr. Guo Wensan as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.b    Re-elect Mr. Guo Jingbin as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.c    Re-elect Mr. Ji Qinying as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.d    Re-elect Mr. Qi Shengli as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.e    Re-elect Mr. Wu Jianping as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.f    Re-elect Mr. Kang Woon as an independent nonExecutive     Mgmt          For                            For
       Director of the Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.g    Re-elect Mr. Chan Yuk Tong as an independent              Mgmt          For                            For
       non-Executive Director of the    Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2012

4.h    Re-elect Mr Ding Meicai as an Independent Non-Executive   Mgmt          For                            For
       Director of the       Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.i    Re-elect Mr, Wang Jun as a supervisor of the              Mgmt          For                            For
       Supervisory Committee of the     Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

4.j    Re-elect Mr. Wang Yanmou as a supervisor of               Mgmt          For                            For
       the Supervisory Committee of the  Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

5      Re-appointment of KPMG Huazhen Certified Public           Mgmt          For                            For
       Accountants and KPMG          Certified Public
       Accountants as the PRC auditors and International
       auditors   of the Company respectively, and
       authorize the Board to determine the
       remuneration of the auditors

S.6    Approve, the Company's 2009 profit appropriation          Mgmt          For                            For
       proposal  the details of     which are set
       out in item no.  5  entitled "Profit Appropriation
       Proposal" of the "Report of the Directors"
       contained in the Company's 2009 Annual Report
       and in page 5 of the Company's circular dated
       16 APR 2010, of which this      notice forms
       part , and  b  the amendments to the articles
       of association of  the Company  as described
       in Appendix 2 to the circular of the Company
       dated  16 APR 2010, CONTD.

CONT   CONTD. of which this notice forms part  in connection     Non-Voting    No vote
       with the Capitalisation Issue; and  c  the
       grant of authority to the board of Directors
       of the        Company to make all necessary
       and desirable amendments to the Company's
       articles of association in order to reflect
       the allocation of the Company's   capital reserve-share
       premium to the Company's share capital under
       the        Capitalisation Issue  as defined
       in the Company's circular dated 16 APR 2010
       which contains the notice of 2009 AGM , and
       to do all necessary actions and   attend to
       all necessary filings arising therefrom and
       in connection therewith

S.7    Approve, subject to the restrictions under                Mgmt          Against                        Against
       c  and  d  below and in           accordance
       with the requirements of the Rules Governing
       the Listing of        Securities  the "Listing
       Rules"  on the The Stock Exchange of Hong Kong
       Limited  "HK Stock Exchange" , the Company
       Law of the PRC, and other          applicable
       laws and regulations  in each case, as amended
       from time to time , an unconditional general
       mandate be and is hereby granted to the Board
       to     exercise once or in multiple times during
       the "Relevant Period"  as defined   below
       all the powers of the Company to allot and
       issue ordinary shares  "new shares"  on such
       terms and conditions as the Board may determine
       and that, in the exercise of their powers to
       allot and issue shares, CONTD.

CONT   CONTD. the authority of the Board shall include           Non-Voting    No vote
       without limitation :  i  the determination
       of the class and number of the shares to be
       allotted;  ii  the  determination of the issue
       price of the new shares;  iii  the determination
       of the opening and closing dates of the issue
       of new shares;  iv  the         determination
       of the class and number of new shares  if any
       to be issued to  the existing shareholders;
       v  to make or grant offers, agreements and
       options which might require the exercise
       of such powers; and  vi  in the case of an
       offer or issue of shares to the shareholders
       of the Company, excluding  shareholders who
       are residents outside the PRC CONTD.

CONT   CONTD.  or the Hong Kong Special Administrative           Non-Voting    No vote
       Region  "Hong Kong"  on       account of prohibitions
       or requirements under overseas laws or regulations
       or for some other reasons which the Board considers
       expedient;  b  upon the      exercise of the
       powers granted under paragraph  a , the Board
       may during the  "Relevant Period" make or grant
       offers, agreements and options which might
       require the shares relating to the exercise
       of the authority thereunder being allotted
       and issued after the expiry of the "Relevant
       Period";  c  the        aggregate amount of
       the overseas listed foreign shares to be allotted
       or      conditionally or unconditionally agreed
       to be allotted  whether pursuant to   the exercise
       of options or otherwise  by the Board pursuant
       to CONTD.

CONT   CONTD.  the authority granted under paragraph             Non-Voting    No vote
       a  above  excluding any shares which may be
       allotted upon the conversion of the capital
       reserve into capital in accordance with the
       Company Law of the PRC or the Articles of Association
       of the Company  shall not exceed 20%of the
       aggregate number of the overseas   listed foreign
       shares of the Company in issue as at the date
       of passing of    this Resolution;  d  the Board
       in exercising the powers granted under
       paragraph  a  above shall be  i  in compliance
       with the Company Law of the    PRC, CONTD.

CONT   CONTD. other applicable laws and regulations              Non-Voting    No vote
       of the PRC, and the Listing      Rules  in
       each case, as amended from time to time  and
       ii  subject to the    approvals of China Securities
       Regulatory Commission  "CSRC"  and relevant
       authorities of the PRC being given;  Authority
       expires at the earlier of the  conclusion of
       the next AGM of the Company or the date falling
       12 months from  the date of passing of this
       Resolution ;  f  the Board shall, subject to
       the  relevant approvals of the relevant authorities
       and the exercise of the powers granted under
       paragraph  a  above in accordance with the
       Company Law CONTD.

CONT   CONTD. and other applicable laws and regulations          Non-Voting    No vote
       of the PRC, increase the     Company's registered
       capital to such amount as shall equal the aggregate
       nominal amounts of the relevant number
       of shares allotted and issued upon the exercise
       of the powers granted under paragraph  a  of
       this Resolution,        provided that the registered
       capital of the Company shall not exceed 120%
       of  the amount of registered capital of the
       Company as at the date of passing of  this
       Resolution;  g  subject to the Listing Committee
       of the HK Stock         Exchange granting listing
       of, and permission to deal in, CONTD.

CONT   CONTD. the H Shares in the Company's share capital        Non-Voting    No vote
       proposed to be issued by   the Company and
       to the approval of CSRC for the issue of shares,
       authorize    the Board to amend, as it may
       deem appropriate and necessary, Articles 23,
       24 and 27 of the Articles of Association of
       the Company to reflect the change in the share
       capital structure of the Company in the event
       of an exercise of the powers granted under
       paragraph  a  to allot and issue new shares




--------------------------------------------------------------------------------------------------------------------------
 ANTA SPORTS PRODS LTD                                                                       Agenda Number:  702294428
--------------------------------------------------------------------------------------------------------------------------
        Security:  G04011105
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  KYG040111059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditor of the Company for the YE 31
       DEC 2009

2.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2009

3.     Declare a special dividend in respect of the              Mgmt          For                            For
       YE 31 DEC 2009

4.     Re-elect Mr. Ding Shizhong as an Executive Director       Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Zheng Jie as an Executive Director           Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Dai Zhongchuan as an Independent             Mgmt          For                            For
       Non-Executive Director of the Company

7.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Company's Directors

8.     Re-appoint KPMG as the Company's Auditor and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to The Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], to allot, issue and deal
       with the unissued shares [each, a Share] of
       HKD 0.10 each in the capital of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the aggregate
       nominal value of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       value of the share capital of the Company in
       issue as at the date of the passing of this
       resolution], otherwise than pursuant to: i)
       a rights issue [specified]; or ii) the exercise
       of any options granted under all Share Option
       Schemes of the Company adopted from time to
       time in accordance with the Listing Rules;
       or iii) any scrip dividend or similar arrangements
       providing for the allotment and issue of Shares
       in lieu of the whole or part of a dividend
       on Shares in accordance with the Articles of
       Association of the Company in force from time
       to time; or iv) any issue of Shares upon the
       exercise of rights of subscription or conversion
       under the terms of any warrants of the Company
       or any securities which are convertible into
       Shares; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the applicable laws of the Cayman Islands
       to be held]

10.    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       [or agree to repurchase] shares [each, a Share]
       of HKD 0.10 each in the capital of the Company
       on the Stock Exchange, or any other Stock Exchange
       on which the Shares may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for such purpose,
       and otherwise in accordance with the rules
       and regulations of the Securities and Futures
       Commission of Hong Kong, the Stock Exchange,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands and all other applicable Laws in this
       regard, the aggregate nominal amount of shares
       which may be repurchased or agreed to be repurchased
       by the Company pursuant to this resolution,
       during the relevant period, shall not exceed
       10% of the aggregate nominal value of the share
       capital of the Company as at the date of the
       passing of this resolution and the authority
       pursuant to this resolution shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the applicable laws of the Cayman Islands
       to be held]

11.    Approve, conditional on the passing of Resolutions        Mgmt          Against                        Against
       9 and 10 above, the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 9 above be extend by the addition
       to the aggregate nominal value of the shares
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to or in accordance
       with such general mandate of an amount representing
       the aggregate nominal value of the share capital
       of the Company repurchased or agreed to be
       repurchased by the Company pursuant to or in
       accordance with the authority granted under
       Resolution 10 above

12.    Approve to extend the term of the sportswear              Mgmt          For                            For
       sales agreement dated 31 DEC 2009 [the Sportswear
       Sales Agreement]; and the expected annual caps
       for the sale and purchase of ANTA products
       under the Sportswear Sales Agreement with [Guangzhou
       Anda Trading Development Co, Ltd.] in the amount
       of RMB 401.64 million [equivalent to approximately
       HKD 456.26 million], RMB 502.05 million [equivalent
       to approximately HKD 570.33 million] and RMB
       627.56 million [equivalent to approximately
       HKD 712.91 million] respectively for the 3
       YE 31 DEC 2010, 2011 and 2012

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP                                                                           Agenda Number:  702449946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0451X104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002409000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

1      To accept the 2009 Business Report and Financial          Mgmt          For                            For
       Statements

2      To accept the appropriation of retained earnings          Mgmt          For                            For
       for 2009 losses as follows: In 2009, the Company
       reported net loss of NTD 26,769,334,733. After
       adjusting of the disproportionate participation
       in long-term investments, the deficit yet to
       be compensated is NTD 28,819,408,454. It is
       proposed to compensate the deficit by the unappropriated
       retained earnings from previous years. The
       accumulated unappropriated retained earnings
       is NTD 40,863,051,041 after the appropriation.
       (2) It is proposed not to distribute dividend
       for 2009. (3) For the 2009 Deficit Compensation
       Statement as specified

3.1    To elect Vivien Huey-Juan Hsieh (ID No. P200062523)       Mgmt          For                            For
       as an Independent Director for the sixth term
       of the Directors

3.2    To elect Mei-Yue Ho (ID No. Q200495032) as an             Mgmt          For                            For
       Independent Director for the sixth term of
       the Directors

3.3    To elect Bing-He Yang (ID No. E101549010) as              Mgmt          For                            For
       an Independent Director for the sixth term
       of the Directors

3.4    To elect Kuen-Yao (K.Y.) Lee (ID No. K101577037)          Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.5    To elect Hsuan Bin (H.B.) Chen (ID No. J101514119)        Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.6    To elect Lai-Juh Chen (ID No. A121498798) as              Mgmt          For                            For
       a Director for the sixth term of the Directors

3.7    To elect Shuang-Lang Peng (ID No. J120870365)             Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.8    To elect Ko-Yung (Eric) Yu, the representative            Mgmt          For                            For
       of Qisda Corporation (ID No. M101480996), as
       a Director for the sixth term of the Directors

3.9    To elect Hui Hsiung, the representative of Qisda          Mgmt          For                            For
       Corporation (ID No. Y100138545), as a Director
       for the sixth term of the Directors

3.10   To elect Ronald Jen-Chuan Chwang, the representative      Mgmt          For                            For
       of BenQ Foundation (ID No. A125990480), as
       a Director for the sixth term of the Directors

3.11   To elect Chang-Hai Tsai, the representative               Mgmt          For                            For
       of An Ji Biomedical Corporation (ID No. Q100928070),
       as a Director for the sixth term of the Directors

4      To approve the proposal for the revisions to              Mgmt          For                            For
       the "Handling Procedures for Providing Endorsements
       and Guarantees for Third Parties", and "Handling
       Procedures for Capital Lending"

5      To approve the proposal of releasing Directors            Mgmt          For                            For
       from non-competition restrictions

6      Extraordinary motions                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANK CHINA LTD                                                                              Agenda Number:  702434806
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704544 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN20100415262.pdf
       AND http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510314.pdf

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the 2009 working report of the Board              Mgmt          For                            For
       of Directors of the bank

2.     Approve the 2009 working report of the Board              Mgmt          For                            For
       of Supervisors of the bank

3.     Approve the 2009 annual financial statements              Mgmt          For                            For
       of the bank

4.     Approve the 2009 Profit Distribution Plan of              Mgmt          For                            For
       the bank

5.     Approve the 2010 annual budget of the bank                Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       CPAs Limited Company and PricewaterhouseCoopers
       Hong Kong as the Bank's External Auditors for
       2010

7.1    Re-elect Mr. Xiao Gang as an Executive Director           Mgmt          For                            For
       of the Bank

7.2    Re-elect Mr. Li Lihui as an Executive Director            Mgmt          For                            For
       of the Bank

7.3    Re-elect Mr. Li Zaohang as an Executive Director          Mgmt          For                            For
       of the Bank

7.4    Re-elect Mr. Zhou Zaiqun as an Executive Director         Mgmt          Against                        Against
       of the Bank

7.5    Re-elect Mr. Anthony Francis Neoh as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

7.6    Re-elect Mr. Huang Shizhong as an Independent             Mgmt          For                            For
       Non-Executive Director of the Bank

7.7    Re-elect Ms. Huang Danhan as an Independent               Mgmt          For                            For
       Non-Executive Director of the Bank

8.1    Election of Mr. Qin Rongsheng as an External              Mgmt          For                            For
       Supervisor of the Bank

8.2    Election of Mr. Bai Jingming as an External               Mgmt          For                            For
       Supervisor of the Bank

9.     Approve the remuneration scheme for the External          Mgmt          For                            For
       Supervisors of the Bank

S.10   Approve the proposal to amend the Articles of             Mgmt          For                            For
       Association of the Bank

S.11   Approve the proposal in relation to the general           Mgmt          Against                        Against
       mandate on issuance of new shares of the Bank

8.A.1  Re-elect Mr. Wang Xueqiang as a shareholders'             Mgmt          For                            For
       representative Supervisor of the Bank

8.A.2  Re-elect Mr. Liu Wanming as a shareholders'               Mgmt          For                            For
       representative Supervisor of the Bank

12.    Approve the proposal on adjustments of several            Mgmt          For                            For
       items of the delegation of authorities by the
       shareholders' meeting to the Board of Directors
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CHINA LTD, BEIJING                                                                  Agenda Number:  702225675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board and/or a Board Committee,             Mgmt          Against                        Against
       during the Relevant Period  as  hereafter defined
       , an unconditional general mandate to separately
       or         concurrently allot, issue and/or
       deal with A Shares and/or H Shares, and to
       make or grant offers, agreements, options
       or conversion rights in respect     thereof:
       such mandate shall not extend beyond the Relevant
       Period save that   the Board may during the
       Relevant Period make or grant offers, agreements,
       options or conversion rights which might
       require the exercise of such powers  after
       the end of the Relevant Period; the aggregate
       CONTD.

-      CONTD. nominal amount of the A Shares and/or              Non-Voting    No vote
       H Shares to be allotted, issued  and/or dealt
       with or agreed conditionally or unconditionally
       to be issued,    allotted and/or dealt with
       by the Board shall not exceed 20% of the aggregate
       nominal amount of each of the existing A Shares
       and/or H Shares at the date   of the passing
       of this resolution; and the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the
       Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong  Limited
       as amended from time to time  or applicable
       laws, rules and          regulations of other
       government or regulatory bodies and only if
       all          necessary approvals from the China
       Securities Regulatory Commission and/or
       other relevant PRC government authorities are
       obtained, CONTD.

-      CONTD.  Authority expires the earlier of the              Non-Voting    No vote
       conclusion of the next AGM of    the Bank following
       the passing of this special resolution or the
       expiration   of the 12-month period following
       the passing of this special resolution ;
       Contingent on the Board resolving to issue
       shares pursuant to paragraph of    this special
       resolution, the Board is authorized to increase
       the registered   capital of the Bank to reflect
       the number of shares to be CONTD.

-      CONTD. issued by the Bank pursuant to this special        Non-Voting    No vote
       resolution and to make     such appropriate
       and necessary amendments to the Articles of
       Association of   the Bank as they think fit
       to reflect such increase in the registered
       capital of the Bank and to take any other action
       and complete any formality required  to effect
       the issuance of shares pursuant to paragraph
       of this special        resolution and the increase
       in the registered capital of the Bank

S.2.1  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Type of securities to be issued

S.2.2  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       issue size

S.2.3  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       par value and issue price

S.2.4  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       term

S.2.5  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       interest rate

S.2.6  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       method and timing of interest payment

S.2.7  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       conversion period

S.2.8  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       CB Conversion Price and adjustment

S.2.9  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Downward adjustment to CB Conversion Price

S2.10  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Conversion method of fractional share

S2.11  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Terms of redemption

S2.12  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Redemption at the option of the CB Holders

S2.13  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Dividend rights of the year of conversion

S2.14  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Method of issuance and target subscribers

S2.15  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Subscription arrangement for the existing A
       Shareholders

S2.16  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       CB Holders and meetings

S2.17  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Use of proceeds from the issuance of the Convertible
       Bonds

S2.18  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Special provisions in relation to supplementary
       capital

S2.19  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Guarantee and security

S2.20  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       the validity period of the resolution of the
       issuance of the     Convertible Bonds

S2.21  Approve that each of the following items in               Mgmt          For                            For
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       matters relating to authorization in connection
       with the         issuance of the Convertible
       Bonds

3      Approve the Capital Management Plan  2010 to              Mgmt          For                            For
       2012

4      Approve the Feasibility Analysis Report on Use            Mgmt          For                            For
       of Proceeds of the Public      Issuance of
       A Share Convertible Corporate Bonds by the
       Bank

5      Approve the Utilization Report on the Bank's              Mgmt          For                            For
       Use of Proceeds from the         Previous Issuance
       of Securities by the Bank

6      Elect Mr. Li Jun as a Supervisor of the Bank              Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF EAST ASIA LTD, HONG KONG                                                            Agenda Number:  702153494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06942109
    Meeting Type:  EGM
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  HK0023000190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

S.1    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Bank by USD 500,000,000 by the creation
       of 500,000 Substitute Preference Shares of
       USD 1,000 each, with the rights and subject
       to the restrictions set out in the Bank's Articles
       of Association as amended by this Resolution;
       amend the Articles of Association of the Bank
       as follows: [i] by inserting a new Article
       4C with the specified terms after the existing
       Article 4B; [ii] by inserting a new Schedule
       A with the specified terms issued by the Bank
       of even date herewith after the existing Article
       135; and authorize the Board of Directors to
       issue and allot 500,000 Substitute Preference
       Shares of USD 1,000 each in the aggregate value
       of USD 500,000,000 which fall to be issued
       upon the occurrence of a Substitution Event
       to the then holders of the Innovate Preference
       Shares according to the terms of the Substitution
       Deed and the Transaction Documents

2.     Re-elect Dr. Isidro Faine Casas as a Director             Mgmt          For                            For
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  702408863
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN20100413059.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited statement of accounts and             Mgmt          For                            For
       the reports of the Directors    and the Auditors
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend of HKD 0.57 per share            Mgmt          For                            For
       for the YE 31 DEC 2009

3a     Re-elect Mr. LI Lihui as a Director of the Company        Mgmt          For                            For

3b     Re-elect Mdm. Zhang Yanling as a Director of              Mgmt          For                            For
       the Company

3c     Re-elect Mr. GAO Yingxim as a Director of the             Mgmt          For                            For
       Company

3d     Re-elect Mr. Tung Chee Chen as a Director of              Mgmt          For                            For
       the Company

4      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Board
       of Directors or a duly authorize committee
       of the Board   to determine their remuneration

5      Approve to grant a general mandate to the Board           Mgmt          Against                        Against
       of Directors to allot, issue  and deal with
       additional shares in the Company, not exceeding
       20% or, in the  case of issue of shares solely
       for cash and unrelated to any asset
       acquisition, not exceeding 5% of the issued
       share capital of the Company as   at the date
       of passing this resolution

6      Approve to grant a general mandate to the Board           Mgmt          For                            For
       of Directors to repurchase    shares in the
       Company, not exceeding 10% of the issued share
       capital of the   Company as at the date of
       passing this resolution

7      Approve, conditional on the passing of Resolutions        Mgmt          Against                        Against
       5 and 6, to extend the     general mandate
       granted by Resolution 5 by adding thereto the
       shares          repurchased pursuant to the
       general mandate granted by Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CATHAY FINL HLDG LTD                                                                        Agenda Number:  702485017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11654103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002882008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 715253 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the 2009 local unsecured convertible        Non-Voting    No vote
       bonds

A.4    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend:  TWD 0.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff  bonus and capital reserves,
       proposed stock dividend: 50 for 1,000 shares
       held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5.1  Election of Min-Houng Hong as an Independent              Mgmt          For                            For
       Director

B.5.2  Election of Tsing Yuan Hwang as an Independent            Mgmt          For                            For
       Director

B.5.3  Election of Ming Jian Kuo as an Independent               Mgmt          For                            For
       Director

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from  participation in competitive  business

B.7    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  702404966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422636.pdf

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Election of Mr. Li Tzar Kuoi, Victor as a Director        Mgmt          For                            For

3.2    Election of Mr. Ip Tak Chuen, Edmond as a Director        Mgmt          For                            For

3.3    Election of Mr. Chiu Kwok Hung, Justin as a               Mgmt          For                            For
       Director

3.4    Election of Mr. Chow Kun Chee, Roland as a Director       Mgmt          For                            For

3.5    Election of Mr. Yeh Yuan Chang, Anthony as a              Mgmt          For                            For
       Director

3.6    Election of Mr. Chow Nin Mow, Albert as a Director        Mgmt          For                            For

3.7    Election of Dr. Wong Yick-ming, Rosanna as a              Mgmt          For                            For
       Director

4.     Appointment of Messrs. Deloitte Touche Tohmatsu           Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors to issue additional               Mgmt          Against                        Against
       shares of the Company

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors pursuant to Resolution 5(1)
       to issue additional shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  702190579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  EGM
    Meeting Date:  05-Feb-2010
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 643407 DUE TO  RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Appoint Mr. Angel Cano Fernandez as a Non-Executive       Mgmt          Against                        Against
       Director of the Bank

S.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve the issue of subordinated bonds and/or
       hybrid capital bonds by the Bank on the specified
       terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  702284097
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appointment of Dr. Zhao Xiaofan as an Executive           Mgmt          For                            For
       Director of the Bank

2      Appointment of Mr. Wu Beiying as a Supervisor             Mgmt          For                            For
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702453705
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  CLS
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507935.pdf

S.1.1  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: type and nominal value of Rights
       Shares

S.1.2  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: proportion and number of shares
       to be issued

S.1.3  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: subscription price of the Rights
       Issue

S.1.4  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: target subscribers

S.1.5  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: use of proceeds

S.1.6  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

S.1.7  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: effective period of the resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702497389
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2009 report of Board of Directors             Mgmt          For                            For

2.     Approve the 2009 report of Board of Supervisors           Mgmt          For                            For

3.     Approve the 2009 final financial accounts                 Mgmt          For                            For

4.     Approve the 2010 fixed assets investment budget           Mgmt          For                            For

5.     Approve the profit distribution plan for 2009             Mgmt          For                            For

6.     Approve the 2009 final emoluments distribution            Mgmt          For                            For
       plan for Directors and Supervisors

7.     Approve the appointment of Auditors for 2010              Mgmt          For                            For

S.8.1  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Type and nominal value of Rights
       Shares

s.8.2  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Proportion and number of Shares
       to be issued

s.8.3  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Subscription Price of the Rights
       Issue

s.8.4  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Target subscribers

s.8.5  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Use of Proceeds

s.8.6  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

s.8.7  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Effective period of the resolution

s.9    Approve the authorizations for the Rights Issue           Mgmt          For                            For
       of A shares and H shares

10.    Approve the feasibility report on the proposed            Mgmt          For                            For
       use of proceeds raised from the rights issue
       of A shares and H shares

11.    Approve the report on the use of proceeds from            Mgmt          For                            For
       the previous A share issue

12.    Approve the mid-term plan of capital management           Mgmt          For                            For

13.1   Election of Mr. Guo Shuqing to continue serving           Mgmt          For                            For
       as an Executive Director of the Bank

13.2   Election of Mr. Zhang Jianguo to continue serving         Mgmt          For                            For
       as an Executive Director of the Bank

13.3   Election of Lord Peter Levene to continue serving         Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.4   Election of Dame Jenny Shipley to continue serving        Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.5   Election of Ms. Elaine La Roche to continue               Mgmt          For                            For
       serving as an Independent Non-Executive Director
       of the Bank

13.6   Election of Mr. Wong Kai-Man to continue serving          Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.7   Election of Ms. Sue Yang to serve as Non-Executive        Mgmt          For                            For
       Director of the Bank

13.8   Election of Mr. Yam Chi Kwong, Joseph to serve            Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.9   Election of Mr. Zhao Xijun to serve as an Independent     Mgmt          For                            For
       Non-Executive Director of the Bank

14.1   Election of Mr. Xie Duyang to continue serving            Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.2   Election of Ms. Liu Jin to continue serving               Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.3   Election of Mr. Guo Feng to continue serving              Mgmt          For                            For
       as External Supervisor of the Bank

14.4   Election of Mr. Dai Deming to continue serving            Mgmt          For                            For
       as External Supervisor of the Bank

14.5   Election of Mr. Song Fengming to serve as shareholder     Mgmt          For                            For
       representative Supervisor of the Bank

15.1   Election of Mr. Zhu xiaohuang as an Executive             Mgmt          For                            For
       Director of the bank

15.2   Election of Ms. Wang Shumin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.3   Election of Mr. Wang Yong as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.4   Election of Ms. Li Xiaoling as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.5   Election of Mr. Zhu Zhenmin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.6   Election of Mr. Lu Xiaoma as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.7   Election of Ms. Chen Yuanling as an Non-Executive         Mgmt          For                            For
       Director of the bank

16.    Approve the adjustment of items of delegation             Mgmt          For                            For
       of authorities by the shareholders' general
       meeting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 680264 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA COSCO HOLDINGS CO. LTD                                                                Agenda Number:  702449934
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1455B106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002J7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429402.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the 'Board of Directors'] for
       the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company for the
       YE 31 DEC 2009

4      Approve the 2009 profit distribution plan                 Mgmt          For                            For

5      Re-appoint PricewaterhouseCoopers as the International    Mgmt          For                            For
       Auditors of the Company and Zhongruiyuehua
       certified Public Accountants co., ltd. as the
       PRC Auditors of the Company to hold office
       until the conclusion of the next AGM and to
       authorize the Board of Directors to fix their
       remuneration

S.6    Approve the issue of medium term notes in an              Mgmt          For                            For
       aggregate principal amount not exceeding RMB
       10 billion [the medium- term notes] and  authorize
       the Board of Directors to deal with all matters
       in connection with the issue of the Medium
       Term Notes




--------------------------------------------------------------------------------------------------------------------------
 CHINA EASTERN AIRLINES CORPORATION LIMITED                                                  Agenda Number:  702404764
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1406M102
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002K5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' reports for the    Company for
       the year 2009

4      Approve the Company's profit distribution proposal        Mgmt          For                            For
       for the year 2009

5      Re-appoint PricewaterhouseCoopers, Zhong Tian             Mgmt          For                            For
       CPAs Limited Company as the     Company's PRC
       domestic Auditors for the FYE 31 DEC 2010 and
       PricewaterhouseCoopers, Certified
       Public Accountants as the Company's
       International Auditors for the FYE 31 DEC
       2010, and authorize the Board to    determine
       their remuneration

6.1    Approve the appointment of Mr. Liu Shaoyong               Mgmt          For                            For
       as a Director of the sixth        session of
       the Board

6.2    Approve the appointment of Mr. Li Jun as a Director       Mgmt          For                            For
       of the sixth session of   the Board

6.3    Approve the appointment of Mr. Ma Xulun as a              Mgmt          For                            For
       Director of the sixth session of the Board

6.4    Approve the appointment of Mr. Luo Chaogeng               Mgmt          For                            For
       as a Director of the sixth        session of
       the Board

6.5    Approve the appointment of Mr. Luo Zhuping as             Mgmt          For                            For
       a Director of the sixth session of the Board

6.6    Approve the appointment of Mr. Sandy Ke-Yaw               Mgmt          For                            For
       Liu as an Independent             Non-Executive
       Director of the sixth session of the Board

6.7    Approve the appointment of Mr. Wu Xiaogen as              Mgmt          For                            For
       an Independent Non-Executive     Director of
       the sixth session of the Board

6.8    Approve the appointment of Mr. Ji Weidong as              Mgmt          For                            For
       an Independent Non-Executive     Director of
       the sixth session of the Board

6.9    Approve the appointment of Mr. Shao Ruiqing               Mgmt          For                            For
       as an Independent Non-Executive   Director
       of the sixth session of the Board

7.1    Approve the appointment of Ms. Liu Jiangbo,               Mgmt          For                            For
       as a shareholder representative   Supervisor
       of the sixth session of the Supervisors Committee
       of the Company

7.2    Approve the appointment of Mr. Xu Zhao, as a              Mgmt          For                            For
       shareholders representative      Supervisor
       of the sixth session of the Supervisors Committee
       of the Company

7.3    Approve the appointment of Mr. Liu Jiashun,               Mgmt          For                            For
       as a shareholders representative  Supervisor
       of the sixth session of the Supervisors Committee
       of the Company

S.8    Authorize the Board to issue shares of the Company,       Mgmt          Against                        Against
       during the Relevant       Period (as specified),
       an unconditional general mandate to separately
       or      concurrently issue, allot and/or deal
       with domestic shares (Domestic Shares)  and
       overseas listed foreign shares (Foreign Shares)
       of the Company, and to    make or grant offers,
       agreements or options in respect thereof, subject
       to    the following conditions: i) such mandate
       shall not extend beyond the         Relevant
       Period save that the Board may during the Relevant
       Period make or    grant offers, agreements
       or options which might require the exercise
       of such  powers after the end of the Relevant
       Period; ii) the number of the Domestic   CONTD.

CONTD  CONTD. Shares and Foreign Shares to be issued             Non-Voting    No vote
       and allotted or agreed          conditionally
       or unconditionally to be issued and allotted
       by the Board shall not exceed 20% of each of
       its existing Domestic Shares and Foreign Shares;
       and iii) the Board will only exercise its
       power under such mandate in         accordance
       with the Company Law of the PRC and the Listing
       Rules (as amended  from time to time) or applicable
       laws, rules and regulations of other
       government or regulatory bodies and only
       if all necessary approvals from the  CSRC and/or
       other relevant PRC government authorities are
       obtained;           Authority expires the earlier
       of the conclusion of the next AGM of the
       Company following the passing of this
       special resolution; or the expiration   of
       the 12-month period following CONTD.

CONTD  CONTD. the passing of this special resolution             Non-Voting    No vote
       ; c) contingent on the Board    resolving to
       separately or concurrently issue shares pursuant
       to this special resolution, the Board be authorized
       to increase the registered capital of the Company
       to reflect the number of share authorized to
       be issued by the Company pursuant to this special
       resolution and to make such appropriate and
       necessary amendments to the Articles
       of Association as they think fit to      reflect
       such increases in the registered capital of
       the Company and to take   any other action
       and complete an formality required to effect
       the separately  or concurrently issuance of
       shares pursuant to this special resolution
       and    the increase in the registered capital
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO LTD                                        Agenda Number:  702431862
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112D105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:   http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN20100513224.pdf

1      Approve the audited consolidation financial               Mgmt          For                            For
       statements and together with the  Directors'
       report and the independent Auditors' report
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2009

3.a    Re-elect Mr. Hu Yueming as an Executive Director          Mgmt          For                            For

3.b    Re-elect Mr. Chen Yongdao as an Executive Director        Mgmt          For                            For

3.c    Re-elect Mr. Lu Xun as an Executive Director              Mgmt          For                            For

3.d    Re-elect Mr. Jin Maoji as an Executive Director           Mgmt          Against                        Against

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    Directors

4      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and        authorize the Board
       of Directors of the Company to fix their remuneration

5      Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       of the Company to allot,  issue and deal with
       the Company's share

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         repurchase the Company's
       shares

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares of the Company by       adding thereto
       the shares repurchased by the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INS CO LTD                                                                       Agenda Number:  702426518
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416303.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the Year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the Year   2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company and the Auditor's     Report for
       the YE 31 DEC 2009

4      Approve the Profit Distribution and Cash Dividend         Mgmt          For                            For
       Distribution Plan of the    Company for the
       Year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       and PricewaterhouseCoopers, respectively, as
       the PRC Auditor  and International Auditor
       of the Company for the year 2010 and to authorize
       the Board of Directors to determine their
       remuneration

6      Appointment of Mr. Anthony Francis Neoh as an             Mgmt          For                            For
       Independent Nonexecutive        Director of
       the Company

7      Approve the renewal of liability insurance for            Mgmt          Against                        Against
       the Directors and Senior       Management officers
       of the Company

S.8    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS HLDGS INTL CO LTD                                                           Agenda Number:  702377208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1489Q103
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  HK0144000764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421217.pdf

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     report of
       the Directors and the Independent Auditor's
       report for the YE 31    DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.I    Re-elect Mr. Li Yinquan as a Director                     Mgmt          For                            For

3.II   Re-elect Mr. Su Xingang as a Director                     Mgmt          For                            For

3.III  Re-elect Mr. Hu Jianhua as a Director                     Mgmt          For                            For

3.IV   Re-elect Mr. Wang Hong as a Director                      Mgmt          For                            For

3.V    Re-elect Mr. Liu Yunshu as a Director                     Mgmt          For                            For

3.VI   Re-elect Mr. Tsang Kam Lan as a Director                  Mgmt          For                            For

3.VII  Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.A    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot shares as set    out in item 5A of
       the AGM notice

5.B    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       for the repurchase of     shares as set out
       in item 5B of the AGM notice

5.C    Approve to add the nominal amount of the shares           Mgmt          Against                        Against
       repurchased under resolution  no. 5B to the
       mandate granted to the Directors under Resolution
       No 5A




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  702350327
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and consider the Audited financial statements     Mgmt          For                            For
       and the Reports of the  Directors and Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC  2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3.i    Re-election of Li Yue as a Director                       Mgmt          For                            For

3.ii   Re-election of Lu Xiangdong as a Director                 Mgmt          Against                        Against

3.iii  Re-election of Xin Fanfei as a Director                   Mgmt          For                            For

3.iv   Re-election of Frank Wong Kwong Shing as a Director       Mgmt          For                            For

4      Re-appointment of Messrs. KPMG as the Auditors            Mgmt          For                            For
       and to authorise the Directors to fix their
       remuneration

5      Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the   Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company     including any form of depositary
       receipt representing the right to receive
       such shares  Shares ; and the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock       exchange on which securities
       of the Company may be listed and which is
       recognized for this purpose by the Securities
       and Futures Commission of Hong  Kong and The
       Stock Exchange of Hong Kong Limited shall not
       exceed or          represent more than 10%
       of the aggregate nominal amount of the share
       capital  of the Company in issue at the date
       of passing this resolution, and the said  approval
       shall be limited accordingly; CONTD..

-      CONTD..  Authority expires earlier at the conclusion      Non-Voting    No vote
       of the next AGM of the   meeting or the expiration
       of period within which the next AGM of the
       Company  is required by law to be held

6      Authorize the Directors to exercise full powers           Mgmt          Against                        Against
       of the Company to allot,      issue and deal
       with additional shares in the Company  including
       the making    and granting of offers, agreements
       and options which might require shares to
       be allotted, whether during the continuance
       of such mandate or thereafter     provided
       that, otherwise than pursuant to (i) a rights
       issue where shares are offered to shareholders
       on a fixed record date in proportion to their
       then    holdings of shares; (ii) the exercise
       of options granted under any share      option
       scheme adopted by the Company; (iii) any scrip
       dividend or similar     arrangement providing
       for the allotment of shares in lieu of the
       whole or     part of a dividend in accordance
       with the Articles of Association of the
       Company, the aggregate nominal amount of
       the shares allotted shall not exceed the CONTD..

-      CONTD.. aggregate of: (a) 20% of the aggregate            Non-Voting    No vote
       nominal amount of the share    capital of the
       Company in issue at the date of passing this
       resolution, plus  (b)  if the Directors are
       so authorized by a separate ordinary resolution
       of  the shareholders of the Company  the nominal
       amount of the share capital of   the Company
       repurchased by the Company subsequent to the
       passing of this      resolution  up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this      Resolution
       ;  Authority expires earlier at the conclusion
       of the next AGM of  the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held

7      Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company  referred to in the
       resolution as specified in item 6 in the notice
       of this    meeting in respect of the share
       capital of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL MATERIALS CO LTD                                                             Agenda Number:  702038553
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15048104
    Meeting Type:  EGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  CNE100000874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1 AND S.2". THANK YOU.

S.1    Approve a general mandate to the Board of Directors       Mgmt          For                            For
       of the Company [the 'General Mandate'] to issue
       interim notes of the Company in the PRC up
       to an aggregate principal amount of RMB 4,200,000,000
       [the 'Interim Notes'] within 24 months from
       the date of registration of the issue of the
       Interim Notes by the National Association of
       Financial Market Institutional Investors

S.2    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to authorize Mr. Tan Zhongming and Mr. Zhou
       Yuxian, being Executive Directors of the Company,
       to exercise the General Mandate in respect
       of the following matters: A) to determine the
       terms and conditions of the issue of the Interim
       Notes, including but not limited to, (i) the
       issue of Interim Notes up to an aggregate principal
       amount of RMB 4,200,000,000; (ii) the issue
       of the Interim Notes in tranche(s) and the
       amount of each tranche; (iii) the maturity
       and method of repayment of the principal and
       the interests of the Interim Notes; (iv) the
       interests rates of the Interim Notes or its
       determination mechanism; (v) the provision
       of guarantees for the Interim Notes (if any);
       (vi) the use of proceeds from the issue of
       the Interim Notes; and (vii) the selection
       of qualified institutional investors to participate
       in the issue of the Interim Notes; B) to negotiate,
       sign or execute such documents, agreements
       or deeds for and on behalf of the Company and
       make all necessary public disclosure of the
       relevant information in relation to the issue
       of the Interim Notes; C) to apply for all necessary
       approvals by the relevant regulatory authorities
       in the PRC in respect of the issue of the Interim
       Notes and to make suitable adjustments on the
       proposal of the issue of the Interim Notes
       in accordance with the opinions of the relevant
       regulatory authorities [if any]; and D) to
       do all such things and to take all such actions
       as they may consider necessary or desirable
       for the purpose of giving effect to the issue
       of the Interim Notes




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL MATERIALS CO LTD                                                             Agenda Number:  702154179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15048104
    Meeting Type:  EGM
    Meeting Date:  24-Dec-2009
          Ticker:
            ISIN:  CNE100000874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve the specified amendments to the Articles          Mgmt          For                            For
       of Association of the Company [the "Articles
       of Association"] and authorize any 1 Director
       of the Company to sign or execute such other
       documents on behalf of the Company and to do
       all such things and take all such actions as
       he may consider necessary or desirable for
       the purpose of the proposed amendments to the
       Articles of Association as he may consider
       necessary, desirable or expedient

S.1.1  Amend the existing Article 1 Paragraph 2 as               Mgmt          For                            For
       specified

S.1.2  Amend the existing Article 3 as specified                 Mgmt          For                            For

S.1.3  Amend the existing Article 10 as specified                Mgmt          For                            For

S.1.4  Amend the existing Article 69 as specified                Mgmt          For                            For

S.1.5  Amend the existing Article 97 as specified                Mgmt          For                            For

S.1.6  Amend the existing Article 101 Paragraph 1[6]             Mgmt          For                            For
       & Paragraph 2 as specified

S.1.7  Amend the existing Article 103 Paragraph 2 as             Mgmt          For                            For
       specified

S.1.8  Amend the existing Article 157 as specified               Mgmt          For                            For

2.     Approve the appointment of Mr. Li Xinhua as               Mgmt          For                            For
       an Executive Director of the Company, authorize
       the Remuneration Committee of the Board of
       Directors of the Company to determine his remuneration,
       and authorize Mr. Tan Zhongming to sign or
       execute a Service Contract or such other documents
       or supplemental agreements or deeds on behalf
       of the Company

3.     Approve the appointment of Mr. Tong Anyan as              Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company, authorize the Remuneration Committee
       of the Board of Directors of the Company to
       determine his remuneration, and authorize Mr.
       Tan Zhongming to sign or execute an invitation
       letter or such other documents or supplemental
       agreements or deeds on behalf of the Company

4.     Approve the appointment of Mr. Shi Chungui as             Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company, authorize the remuneration Committee
       of the Board of Directors of the Company to
       determine his remuneration, and authorize Mr.
       Tan Zhongming to sign or execute an invitation
       letter or such other documents or supplemental
       agreements or deeds on behalf of the Company

5.     Approve the appointment of Mr. Lu Zhengfei as             Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company, authorize the remuneration Committee
       of the Board of Directors of the Company to
       determine his remuneration, and authorize Mr.
       Tan Zhongming to sign or execute an invitation
       letter or such other documents or supplemental
       agreements or deeds on behalf of the Company

6.     Approve the appointment of Mr. Wang Shimin as             Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company, authorize the remuneration Committee
       of the Board of Directors of the Company to
       determine his remuneration, and authorize Mr.
       Tan Zhongming to sign or execute an invitation
       letter or such other documents or supplemental
       agreements or deeds on behalf of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATL MATLS CO LTD                                                                     Agenda Number:  702103627
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15048104
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2009
          Ticker:
            ISIN:  CNE100000874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Approve and ratify the proposed issue by Sinoma           Mgmt          For                            For
       Science & Technology Co, Ltd, [Sinoma Science
       & Technology], a subsidiary of the Company,
       of 50,000,000 new A shares of nominal value
       of RMB 1.00 each [the A Shares] at a subscription
       price of RMB 25.08 per share by way of private
       placement to the Company, Beijing Huaming Lighting
       Co, Ltd, [Beijing Huaming] and China Water
       Investment Group Corp, [China Water Investment]

2.     Approve and ratify the share subscription agreement       Mgmt          For                            For
       dated 15 SEP 2009 and entered into between
       the Company and Sinoma Science & Technology
       [the Share Subscription Agreement] in relation
       to the subscription of 37,142,343 A Shares
       of Sinoma Science & Technology at a subscription
       price of RMB 25.08 per share by the Company
       and the transactions contemplated thereunder;
       and authorize any 1 Director of the Company
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he may consider necessary
       or desirable for the purpose of giving effect
       to the Share Subscription Agreement and completing
       the transactions contemplated thereunder with
       such changes as he may consider necessary,
       desirable or expedient

3.     Approve and ratify the share subscription agreement       Mgmt          For                            For
       dated 15 SEP 2009 and entered into between
       Beijing Huaming and Sinoma Science & Technology
       [the Huaming Share Subscription Agreement]
       in relation to the subscription of 4,285,886
       A Shares of Sinoma Science & Technology at
       a subscription price of RMB 25.08 per share
       by Beijing Huaming and the transactions contemplated
       thereunder; authorize any 1 Director of the
       Company to sign or execute such other documents
       or supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he may consider necessary
       or desirable for the purpose of giving effect
       to the Huaming Share Subscription Agreement
       and completing the transactions contemplated
       there under with such changes as he may consider
       necessary, desirable or expedient

4.     Approve and ratify the share subscription agreement       Mgmt          For                            For
       dated 15 SEP 2009 and entered into between
       China Water Investment and Sinoma Science &
       Technology [the CWI Share Subscription Agreement]
       in relation to the subscription of 8,571,771
       A Shares of Sinoma Science & Technology at
       a subscription price of RMB 25.08 per share
       by China Water Investment and the transactions
       contemplated thereunder; and authorize any
       1 Director of the Company to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he may consider necessary or desirable for
       the purpose of giving effect to the CWI Share
       Subscription Agreement and completing the transactions
       contemplated thereunder with such changes as
       he may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECOR DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702116167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the JV Agreement [as specified]        Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; and authorize
       any 1 Director of the Company on behalf of
       the Company to execute any such other documents,
       instruments and agreements and to do any such
       acts or things deemed by him to be incidental
       to m ancillary to or in connection with the
       matters contemplated in the JV Agreement and
       the transactions contemplated there under including
       the affixing of common seal there on

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702389013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Independent Auditor's report for the FYE 31
       DEC 2009

2.a    Re-elect Mr. Kong Qingping as a Director                  Mgmt          For                            For

2.b    Re-elect Mr. Xiao Xiao as a Director                      Mgmt          For                            For

2.c    Re-elect Mr. Dong Daping as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

2.e    Re-elect Mr. Lin Xiaofeng as a Director                   Mgmt          Against                        Against

2.f    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.g    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HK 13   cents per
       share

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   to fix their remuneration

6      Authorize the Directors the general and unconditional     Mgmt          For                            For
       mandate to repurchase   shares in the capital
       of the Company up to 10% of the issued share
       capital of the Company

7      Authorize the Directors the general and unconditional     Mgmt          Against                        Against
       mandate to allot, issue and deal with new shares
       not exceeding 20% of the issued share capital
       of the Company

8      Approve the extension of the authority granted            Mgmt          Against                        Against
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419484.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702373678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419530.pdf

1.     Ratify and approve the New CSCECL Group Engagement        Mgmt          For                            For
       Agreement (as specified) and the transactions
       contemplated thereunder and the implementation
       thereof, and to approve the New Cap (as defined)




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETE & CHEM CORP                                                                      Agenda Number:  702081112
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve: a) the Mutual Supply Agreement Amendments,       Mgmt          Against                        Against
       the Major Continuing Connected Transactions
       and its caps for the 3 years ending on 31 DEC
       2012; b) the Non-Major Continuing Connected
       Transactions; and authorize Mr. Wang Xinhua,
       the Chief Financial Officer of Sinopec Corp.,
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of Sinopec Corp. and to do such things and
       take all such actions pursuant to the relevant
       Board resolutions as necessary or desirable
       for the purpose of giving effect to the above
       resolution with such changes as he (or she)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CONSERVATIVE   Non-Voting    No vote
       SUB-LEVEL CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  702412963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

3.     Approve the audited accounts and audited consolidated     Mgmt          For                            For
       accounts of Sinopec Corporation for the YE
       31 DEC 2009

4.     Approve the Plan for allocating any surplus               Mgmt          For                            For
       common reserve funds at an amount of RMB 20
       billion from the after-tax profits

5.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       YE 31 DEC 2009

6.     Authorize the Board of Directors of Sinopec               Mgmt          For                            For
       Corporation [the ''Board of Directors''] to
       determine the interim Profit Distribution Plan
       of Sinopec Corporation for 2009

7.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          For                            For
       and Overseas Auditors of Sinopec Corporation
       for the year 2010, respectively, and authorize
       the Board of Directors to determine their remunerations

8.     Approve the proposal in respect of the acquisition        Mgmt          For                            For
       of certain equity interest and loans held by
       Sinopec International Petroleum Exploration
       and Production Corporation

S.9    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the relevant regulations, within the maximum
       balance of the issuable bonds, namely after
       issuance, the relevant accumulative debt financing
       instruments balance shall not exceed 40% of
       the latest total audited net assets of Sinopec
       Corporation, to determine issuance of debt
       financing instruments, including but not limited
       to short term financial instruments, mid-term
       financial notes and corporate bonds; to determine
       the terms and conditions and all other matters
       in relation to the issuance of such debt financing
       instrument[s] based on the needs of Sinopec
       Corporation and the market conditions, including
       without limitation to the determination of
       the actual value, interest rate, term, targeted
       group and use of proceeds of the bond[s] subject
       to the aforementioned limits, as well as to
       the production, execution and disclosure of
       all necessary documents thereof [Authority
       expires at the completion of next AGM of Sinopec
       Corporation]

S10.A  Approve type of securities to be issued                   Mgmt          For                            For

S10.B  Approve an issuance size                                  Mgmt          For                            For

S10.C  Approve nominal value and issue price                     Mgmt          For                            For

S10.D  Approve the term                                          Mgmt          For                            For

S10.E  Approve the interest rate                                 Mgmt          For                            For

S10.F  Approve the method and timing of interest payment         Mgmt          For                            For

S10.G  Approve the conversion period                             Mgmt          For                            For

S10.H  Approve the determination and adjustment of               Mgmt          For                            For
       conversion price

S10.I  Approve the downward adjustment to conversion             Mgmt          For                            For
       price

S10.J  Approve the conversion method of fractional               Mgmt          For                            For
       share

S10.K  Approve the terms of redemption                           Mgmt          For                            For

S10.L  Approve the terms of sale back                            Mgmt          For                            For

S10.M  Approve the dividend rights of the year of conversion     Mgmt          For                            For

S10.N  Approve the method of issuance and target subscribers     Mgmt          For                            For

S10.O  Approve the subscription arrangement for existing         Mgmt          For                            For
       shareholders

S10.P  Approve the CB Holders and bondholder meetings            Mgmt          For                            For

S10.Q  Approve the use of proceeds from the issuance             Mgmt          For                            For
       of the Convertible Bonds

S10.R  Approve the guarantee                                     Mgmt          For                            For

S10.S  Approve the validity period of the resolutions            Mgmt          For                            For
       in relation to the issuance of the convertible
       bonds

S10.T  Approve the matters relating to authorization             Mgmt          For                            For
       in relation to the issuance of the convertible
       bonds

S10.U  Approve the Feasibility Analysis Report on the            Mgmt          For                            For
       use of proceeds from the issuance of the convertible
       bonds

S10.V  Receive the report on the use of proceeds from            Mgmt          For                            For
       last issuance of securities

S.11   Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: in order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to allot issue and deal with
       shares not exceeding 20% of the existing domestic
       listed shares and overseas listed foreign shares
       of Sinopec Corporation however, notwithstanding
       the obtaining of the general mandate, any issue
       of domestic shares needs shareholders' approval
       at shareholders' meeting in accordance with
       the relevant PRC Laws and regulations' it is
       resolved as follow: 1] Subject to paragraphs
       [3] and [4] and pursuant to the Company Law
       [the "Company Law"] of the People's Republic
       of China [the "PRC"] and the listing rules
       of the relevant stock exchanges [as amended
       from time to time], to allot, issue and deal
       with shares during the Relevant Period and
       to determine the terms and conditions for the
       allotment and issue of new shares including
       the following terms: a] class and number of
       new shares to be issued; b] price determination
       method of new shares and/or issue price [including
       price range]; c] the starting and closing dates
       for the issue; d] class and number of the new
       shares to be issued to existing shareholders;
       and e] the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; 2] to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the relevant period; 3] the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with [whether pursuant to an option or
       otherwise] by the Board of Directors of Sinopec
       Corporation pursuant to the approval in paragraph
       [1], otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation, shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation In exercising the powers
       granted in paragraph [1], the Board of Directors
       of Sinopec Corporation must [i] comply with
       the Company Law of the PRC and the relevant
       regulatory stipulations [as amended from time
       to time] of the places where Sinopec Corporation
       is listed; and [ii] obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments, The Board
       of Directors of Sinopec Corporation, subject
       to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, authorized to increase the
       registered capital of Sinopec Corporation to
       the required amount upon the exercise of the
       powers pursuant to paragraph [1] above to authorize
       the Board of Directors to sign the necessary
       documents, complete the necessary formalities
       and take other necessary steps to complete
       the allotment and issue and listing of new
       shares, provided the same do not violate the
       relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       authorize the Board of Directors of Sinopec
       Corporation to make appropriate and necessary
       amendments to the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation and the actual situation
       of the shareholding structure of Sinopec Corporation
       at the time of completion of the allotment
       and issue of new shares in order to reflect
       the alteration of the share capital structure
       and registered capital of Sinopec Corporation
       pursuant to the exercise of this mandate [Authority
       expires earlier of the conclusion of the next
       AGM of Sinopec Corporation or 12 months]

12.1   Election of Mr. Ma Weihua as an Independent               Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp

12.2   Election of Mr. Wu Xiaogen as an Independent              Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp




--------------------------------------------------------------------------------------------------------------------------
 CHINA RES ENTERPRISE LTD                                                                    Agenda Number:  702154371
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the conditional asset swap             Mgmt          For                            For
       agreement dated 29 OCT 2009 entered into between
       the Company and China Resources [Holdings]
       Company Limited [CRH] in relation to the acquisitions
       of a hypermarket chain in China and a brewery
       in Shandong Province from, and the disposals
       of the Company's entire interest in its textile
       division and the minority investments in container
       terminal operations in Hong Kong and Yantian,
       Shenzhen to, CRH or its subsidiaries [the Asset
       Swap Agreement], as specified, and all the
       terms and conditions thereof and the transactions
       contemplated under the Asset Swap Agreement,
       and authorize any Executive Director of the
       Company to do such acts and execute such other
       documents with or without amendments and affix
       the common seal of the Company thereto [if
       required] as he may consider necessary, desirable
       or expedient and in the interest of the Company
       to carry out or give effect to or otherwise
       in connection with or in relation to the Asset
       Swap Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  702414183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420397.pdf

1      Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors'      report and the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.a    Re-election of Mr. Lai Ni Hium as Director                Mgmt          For                            For

3.b    Re-election of Mr. Houang Tai Ninh as Director            Mgmt          For                            For

3.c    Re-election of Dr. Li Ka Cheung, Eric as Director         Mgmt          For                            For

3.d    Re-election of Dr. Cheng Mo Chi as Director               Mgmt          For                            For

3.e    Re-election of Mr. Bernard Charnwut Chan as               Mgmt          Against                        Against
       Director

3.f    Re-election of Mr. Siu Kwing Chue, Gordon as              Mgmt          For                            For
       Director

3.g    Approve to fix the fees for all Directors                 Mgmt          For                            For

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Directors to fix their           remuneration

5      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares of    the Company

6      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   shares

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702069370
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve, confirm and ratify the conditional               Mgmt          For                            For
       sale and purchase agreement [the Sale and Purchase
       Agreement] dated 31 JUL 2009 entered into between
       Central New Investments Limited [the Vendor]
       and the Company [the Purchaser] as specified,
       in all respects and all the transactions contemplated
       pursuant to the Sale and Purchase Agreement;
       and authorize any one Director of the Company
       or any other person by the Board of Directors
       of the Company from time to time be and are
       to sign, execute, perfect and deliver and where
       required, affix the common seal of the Company
       to, all such documents, instruments and deeds,
       and do all such actions which are in his opinion
       necessary, appropriate, desirable or expedient
       for the implementation and completion of the
       Sale and Purchase Agreement, all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in his opinion, appropriate, desirable or expedient
       in the context of the Acquisition and are in
       the best interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702392488
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the    Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wu Xiangdong as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.3    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          For                            For

3.4    Re-elect Mr. Du Wenmin as a Director                      Mgmt          For                            For

3.5    Re-elect Mr. Wang Shi as a Director                       Mgmt          Against                        Against

3.6    Re-elect Mr. Ma Si Hang Frederick as a Director           Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4      Re-appoint the Auditor and authorize the Directors        Mgmt          For                            For
       to fix their remuneration

5      Grant a general mandate to the Directors to               Mgmt          For                            For
       repurchase shares of the Company

6      Grant a general mandate to the Directors to               Mgmt          Against                        Against
       issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   new shares

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423765.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702412189
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291685.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Board of supervisors            Mgmt          For                            For
       of the Company for the YE 31   DEC 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009

4      Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2009, i.e.   final dividend
       for the YE 31 DEC 2009 in the amount of RMB
       0.53 per share     inclusive of tax  be declared
       and distributed, the aggregate amount of which
       is approximately RMB 10,541,000,000

5      Approve the remuneration of the Directors and             Mgmt          For                            For
       supervisors of the Company for  the YE 31 DEC
       2009, i.e. aggregate remuneration of the executive
       Directors is in the amount of RMB 902,336.78;
       aggregate remuneration of the non-executive
       Directors is in the amount of RMB 1,612,500,
       of which the aggregate           remuneration
       of the independent non-executive Directors
       is in the amount of   RMB 1,612,500, the non-executive
       Directors  other than the independent
       non-executive Directors  are remunerated
       by Shenhua Group Corporation Limited and are
       not remunerated by the Company in cash; remuneration
       of the           supervisors is in the amount
       of RMB 1,262,331.32

6      Re-appointment of KPMG Huazhen and KPMG as the            Mgmt          For                            For
       PRC and international Auditors respectively
       of the Company for 2010, the term of such re-appointment
       of      shall continue until the next AGM,
       and to authorise a committee comprising of
       Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
       Wen, all being Directors of the Company, to
       determine their remuneration

7      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Transportation Service Framework Agreement
       dated  18 DEC 2009 entered into between the
       Company and Taiyuan Railway Bureau from  RMB
       2,600,000,000 to RMB 7,000,000,000 for the
       YE 31 DEC 2010

8      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Mutual Coal Supply Agreement dated 23
       MAR 2007    entered into between the Company
       and Shenhua Group Corporation Limited for
       the supply of coal by the Company and its
       subsidiaries  the Group  to Shenhua Group Corporation
       Limited and its subsidiaries  excluding the
       Group   the     Shenhua Group  from RMB 2,732,720,000
       to RMB 4,500,000,000 for the year       ending
       31 DEC 2010

9      Approve the Mutual Coal Supply Agreement dated            Mgmt          For                            For
       12 MAR 2010 entered into       between the
       Company and Shenhua Group Corporation Limited,
       the transactions   contemplated there under
       and the following proposed annual capitals;
       a       proposed annual capitals of RMB 6,600,000,000,
       RMB 7,000,000,000 and RMB      7,500,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013,      respectively, for the supply
       of coal by the Group to the Shenhua Group;
       and   b  proposed annual capitals of RMB 11,000,000,000,
       RMB 13,000,000,000 and RMB 16,000,000,000 for
       the three YE 31 DEC 2011, 31 DEC 2012 and 31
       DEC 2013,     respectively, for the supply
       of coal by the Shenhua Group to the Group

10     Approve the Mutual Supplies and Services Agreement        Mgmt          For                            For
       dated 12 MAR 2010 entered  into between the
       Company and Shenhua Group Corporation Limited,
       the           transactions contemplated there
       under and the following proposed annual
       capitals:  a  proposed annual capitals of
       RMB 4,600,000,000, RMB              7,300,000,000
       and RMB 8,600,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013, respectively,
       for production supplies and ancillary services
       by  the Group to the Shenhua Group; and  b
       proposed annual capitals of RMB       5,500,000,000,
       RMB 6,000,000,000 and RMB 6,600,000,000 for
       the 3 YE 31 DEC    2011, 31 DEC 2012 and 31
       DEC 2013, respectively, for production supplies
       and  ancillary services by the Shenhua Group
       to the Group

11     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and China Datang Corporation, the proposed
       annual         capitals thereto of RMB 4,300,000,000,
       RMB 4,600,000,000 and RMB              4,900,000,000
       for the 3 years ending 31 DEC 2011, 31 DEC
       2012 and 31 DEC      2013, respectively, and
       the transactions contemplated there under

12     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Tianjin Jinneng Investment Company,
       the proposed      annual capitals thereto of
       RMB 4,100,000,000, RMB 4,400,000,000 and RMB
       4,800,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013,          respectively,
       and the transactions contemplated there under

13     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Jiangsu Guoxin Asset Management
       Group Company         Limited, the proposed
       annual capitals thereto of RMB 3,500,000,000,
       RMB       3,800,000,000 and RMB 4,100,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013, respectively, and the transactions
       contemplated there under

14     Approve the Transportation Service Framework              Mgmt          For                            For
       Agreement dated 12 MAR 2010      entered into
       between the Company and Taiyuan Railway Bureau,
       the proposed     annual capitals thereto of
       RMB 8,100,000,000, RMB 8,600,000,000 and RMB
       9,300,000,000 for the three years ending
       31 DEC 2011, 31 DEC 2012 and 31 DEC  2013,
       respectively, and the transactions contemplated
       there under

15     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Shaanxi Province Coal Transportation
       and Sales  Group  Co Ltd, the proposed annual
       capitals thereto of RMB 6,000,000,000, RMB
       6,400,000,000 and RMB 7,100,000,000 for
       the three years ending 31 DEC 2011,   31 DEC
       2012 and 31 DEC 2013, respectively, and the
       transactions contemplated  there under

16.1   Re-appointment of Dr. Zhang Xiwu as an executive          Mgmt          For                            For
       Director of the Company

16.2   Re-appointment of Dr. Zhang Yuzhuo as an executive        Mgmt          For                            For
       Director of the Company

16.3   Re-appointment of Dr. Ling Wen as an executive            Mgmt          For                            For
       Director of the Company

16.4   Re-appointment of Mr. Han Jianguo as a non-executive      Mgmt          For                            For
       Director of the Company

16.5   Appointment of Mr. Liu Benrun as a non-executive          Mgmt          For                            For
       Director of the Company

16.6   Appointment of Mr. Xie Songlin as a non-executive         Mgmt          For                            For
       Director of the Company

16.7   Re-appointment of Mr. Gong Huazhang as an independent     Mgmt          For                            For
       non-executive Director  of the Company

16.8   Appointment of Mr. Guo Peizhang as an independent         Mgmt          For                            For
       non-executive Director of   the Company

16.9   Appointment of Ms. Fan Hsu Lai Tai as an independent      Mgmt          For                            For
       non-executive Director   of the Company

17.1   Appointment of Mr. Sun Wenjian as a shareholders'         Mgmt          For                            For
       representative supervisor   of the Company

17.2   Appointment of Mr. Tang Ning as a shareholders            Mgmt          For                            For
       representative supervisor of   the Company

S.18   Approve a general mandate to the Board of Directors       Mgmt          Against                        Against
       to, by reference to       market conditions
       and in accordance with needs of the Company,
       to allot,      issue and deal with, either
       separately or concurrently, additional domestic
       shares  A shares  and overseas listed foreign
       invested shares  H shares  not  exceeding 20%
       of each of the number of domestic shares  A
       shares  and the     number of overseas-listed
       foreign invested shares  H shares  in issue
       at the  time of passing this resolution at
       AGM; pursuant to PRC laws and regulations,
       the Company will seek further approval from
       its shareholders in general       meeting for
       each issuance of domestic shares  A shares
       even where this       general mandate is approved;
       2  the Board of Directors be authorised to
       including but not limited to the following
       :-  i  formulate and implement     detailed
       CONTD

CONT   CONTD issuance plan, including but not limited            Non-Voting    No vote
       to the class of shares to be   issued, pricing
       mechanism and/or issuance price  including
       price range ,      number of shares to be issued,
       allottees and use of proceeds, time of
       issuance, period of issuance and whether
       to issue shares to existing          shareholders;
       ii  approve and execute, on behalf of the
       Company, agreements  related to share issuance,
       including but not limited to underwriting
       agreement and engagement agreements
       of professional advisers;  iii  approve   and
       execute, on behalf of the Company, documents
       related to share issuance    for submission
       to regulatory authorities, and to carry out
       approval           procedures required by regulatory
       authorities and venues in which the Company
       is listed;  iv  amend, as required by regulatory
       authorities within or        outside China,
       agreements and statutory CONTD

CONT   CONTD documents referred to in  ii  and  iii              Non-Voting    No vote
       above;  v  engage the services  of professional
       advisers for share issuance related matters,
       and to approve   and execute all acts, deeds,
       documents or other matters necessary,
       appropriate or required for share issuance;
       vi  increase the registered      capital of
       the Company after share issuance, and to make
       corresponding        amendments to the articles
       of association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and   filings within
       and outside China;  Authority expires from
       the conclusion of   the AGM of the Company
       for 2010 the expiration of a period of 12 months
       following the passing of this special
       resolution at the AGM for 2009; or  c   the
       date on which the authority conferred by this
       special resolution CONTD

CONT   CONTD is revoked or varied by a special resolution        Non-Voting    No vote
       of shareholders at a       general meeting,
       except where the Board of Directors has resolved
       to issue    domestic shares  A shares  or overseas-listed
       foreign invested shares  H      shares  during
       the Relevant Period and the share issuance
       is to be continued  or implemented after the
       Relevant Period

S.19   Approve the following general mandate to repurchase       Mgmt          For                            For
       domestic shares  A shares  and overseas-listed
       foreign invested shares  H shares ;  1  approve
       a        general mandate to the Board of Directors
       to, by reference to market          conditions
       and in accordance with needs of the Company,
       to repurchase         domestic shares  A shares
       not exceeding 10% of the number of domestic
       shares  A shares  in issue at the time when
       this resolution is passed at AGM and the relevant
       resolutions are passed at class meetings of
       shareholders; pursuant   to PRC laws and regulations,
       and for repurchases of domestic shares  A shares
       , the Company will seek further approval from
       its shareholders in general     meeting for
       each repurchase of domestic shares  A shares
       even where the      general mandate is granted,
       but will not be required to seek shareholders'
       approval CONTD

CONT   CONTD at class meetings of domestic share  A              Non-Voting    No vote
       share  shareholders or           overseas-listed
       foreign invested share  H share  shareholders;
       2  approve a  general mandate to the Board
       of Directors to, by reference to market
       conditions and in accordance with needs
       of the Company, to repurchase         overseas-listed
       foreign invested shares  H shares  not exceeding
       10% of the   number of overseas-listed foreign
       invested shares  H shares  in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are   passed at
       class meetings of shareholders;  3  the Board
       of Directors be       authorized to  including
       but not limited to the following :-  i  formulate
       and implement detailed repurchase plan,
       including but not limited to          repurchase
       price, number of shares to repurchase, time
       of repurchase and      period of repurchase
       etc;  ii  notify CONTD

CONT   CONTD creditors in accordance with the PRC Company        Non-Voting    No vote
       Law and articles of        association of the
       Company;  iii  open overseas share accounts
       and to carry   out related change of foreign
       exchange registration procedures;  iv  carry
       out relevant approval procedures required
       by regulatory authorities and       venues
       in which the Company is listed, and to carry
       out filings with the      China Securities
       Regulatory Commission;  v  carry out cancellation
       procedures for repurchased shares, decrease
       registered capital, and to make
       corresponding amendments to the articles
       of association of the Company        relating
       to share capital and shareholdings etc, and
       to carry out statutory   registrations and
       filings within and outside China;  vi  approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase;  The
       above CONTD

CONT   CONTD general mandate will expire on the earlier          Non-Voting    No vote
       of  Relevant Period :-  a    the conclusion
       of the AGM of the Company for 2010;  b  the
       expiration of a    period of twelve months
       following the passing of this special resolution
       at   the AGM for 2009, the first A shareholders'
       class meeting in 2010 and the     first H shareholders'
       class meeting in 2010; or  c  the date on which
       the     authority conferred by this special
       resolution is revoked or varied by a      special
       resolution of shareholders at a general meeting,
       or a special         resolution of shareholders
       at a class meeting of domestic share  A share
       shareholders or a class meeting of overseas-listed
       foreign invested share  H  share  shareholders,
       except where the Board of Directors CONTD

CONT   CONTD has resolved to repurchase domestic shares          Non-Voting    No vote
       A shares  or                overseas-listed
       foreign invested shares  H shares  during the
       Relevant Period and the share repurchase is
       to be continued or implemented after the relevant
       period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702413030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  CLS
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY BELOW RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291691.pdf

S.1    Authorize the Board of Directors, to repurchase           Mgmt          For                            For
       domestic shares [A shares] and overseas-listed
       foreign invested shares [H shares]:- by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions are passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders;
       2] approve a general mandate to the Board of
       Directors to, by reference to market conditions
       and in accordance with needs of the Company,
       to repurchase overseas-listed foreign invested
       shares [H shares] not exceeding 10% of the
       number of overseas-listed foreign invested
       shares [H shares] in issue at the time when
       this resolution is passed at annual general
       meeting and the relevant resolutions are passed
       at class meetings of shareholders; 3] authorize
       the Board of Directors to [including but not
       limited to the following]: i) formulate and
       implement detailed repurchase plan, including
       but not limited to repurchase price, number
       of shares to repurchase, time of repurchase
       and period of repurchase etc; ii) notify creditors
       in accordance with the PRC Company Law and
       articles of association of the Company; iii)
       open overseas share accounts and to carry out
       related change of foreign exchange registration
       procedures; iv) carry out relevant approval
       procedures required by regulatory authorities
       and venues in which the Company is listed,
       and to carry out filings with the China Securities
       Regulatory Commission; v) carry out cancelation
       procedures for repurchased shares, decrease
       registered capital, and to make corresponding
       amendments to the articles of association of
       the Company relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; vi) approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company for 2010; or the expiration
       of a period of 12 months following the passing
       of this special resolution at the AGM for 2009,
       the first A shareholders' class meeting in
       2010 and the first H shareholders' class meeting
       in 2010]; the date on which the authority conferred
       by this special resolution is revoked or varied
       by a special resolution of shareholders at
       a general meeting, or a special resolution
       of shareholders at a class meeting of domestic
       share [A share] shareholders or a class meeting
       of overseas-listed foreign invested share [H
       share] shareholders, except where the Board
       of Directors has resolved to repurchase domestic
       shares [A shares] or overseas-listed foreign
       invested shares [H shares] during the Relevant
       Period and the share repurchase is to be continued
       or implemented after the Relevant Period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION LTD                                      Agenda Number:  702404776
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1516V109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  CNE100000BG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281248.pdf

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       the Company

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee of the Company

3      Approve the 2009 final accounts of the Company            Mgmt          For                            For

4      Approve the 2009 Profit Distribution Plan of              Mgmt          For                            For
       the Company

5      Approve the matters in relation to the A Share            Mgmt          For                            For
       connected transactions of the  Company for
       2010

6      Approve the external guarantees provided by               Mgmt          Against                        Against
       the Company and its subsidiaries  in 2010

7      Re-appoint the Auditors for 2010 and the bases            Mgmt          For                            For
       for determination of their     remuneration
       by the Company

8      Approve the remuneration and welfare of the               Mgmt          For                            For
       Directors and Supervisors of the  Company for
       2009

9      Approve the adjustment of remuneration packages           Mgmt          For                            For
       of Independent Directors of   the Company

S.10   Authorize the Board and/or the Board Committee            Mgmt          Against                        Against
       duly authorized by the Board   to separately
       or concurrently issue, allot and deal with
       new shares not       exceeding 20% of each
       of the issued A Shares and/or overseas listed
       H Shares  of the Company at the time of passing
       of this resolution at the AGM and the   authorization
       to the Board to deal with all matters in relation
       to the issue  and make relevant amendments
       to the Articles of Association at discretion
       to  reflect the new share capital structure
       of the Company upon the allotment and issue
       of such share s

S.11   Approve the change of English name of the Company         Mgmt          For                            For
       into "CSR Corporation       Limited", upon
       the fulfillment of all necessary conditions
       and the            corresponding amendments
       to the Articles of Association to reflect the
       change of English name of the Company and the
       authorize the Board Committee,         comprising
       of Zhao Xiaogang (Director) and Zheng Changhong
       (Director), to     sign or execute other documents
       on behalf of the Company, do all things and
       take all actions as they deem necessary,
       desirable or expedient to the change of the
       English name of the Company and the proposed
       amendments to the         Articles of Association
       according to the amendment requirements by
       the        relevant regulatory authorities
       from time to time

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE AND RECEIPT
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702295204
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the satisfaction of the conditions of             Mgmt          For                            For
       the non-public issue of A       Shares and
       the non-public issue of H Shares by the Company

S.2.1  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the types of shares to be issued and
       the par value

S.2.2  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the issue mechanism and subscription
       method

S.2.3  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the targeted subscribers and their
       relationship with the   Company

S.2.4  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the price determination date

S.2.5  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the minimum issue price

S.2.6  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the number of shares to be issued and
       the issue scale

S.2.7  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the adjustment to the number of shares
       issue and the       minimum issue price

S.2.8  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the lock-up period

S.2.9  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the place of listing

S2.10  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the use of proceeds

S2.11  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the relationship between the non-public
       issue of A Shares  and non-public issue of
       H Shares

S2.12  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the arrangement for the distribution
       of profits            accumulated before the
       non-public issue of shares

S2.13  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the Proposal for Non-Public Issue of
       A Shares by China     Southern Airlines Company
       Limited

S2.14  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the validity period of this resolution

S.3    Approve the Subscription Agreement relating               Mgmt          For                            For
       to the Subscription of Non-Public Issue of
       A Shares of China Southern Airlines Company
       Limited and              "Subscription Agreement
       Relating to the Subscription of Non-Public
       Issue of H Shares of China Southern Airlines
       Company Limited", copies of which are
       tabled at the EGM and marked "A" and as specified

S.4    Authorize any Director to make appropriate and            Mgmt          For                            For
       necessary amendments to the    relevant provisions
       of the Articles of Association in order to
       reflect the    changes in the registered capital
       and shareholding structure of the Company
       as a result of the Subscription and execute
       all such documents and/or do all  such matters
       and take all such actions which the Directors
       may deem necessary or expedient and in the
       interest of the Company in respect of the amendments
       to the Articles of Association pursuant to
       the results of the Subscription    and the
       requirements  if any  of the relevant PRC authorities
       including but  not limited to all applications,
       filings and registrations with the relevant
       authorities

5      Approve the "Explanation on the use of funds              Mgmt          For                            For
       raised in previous fund raising  exercise",
       as specified

6      Approve the "Feasibility study report on the              Mgmt          For                            For
       funds raised from the non-public issue of A
       Shares of China Southern Airlines Company Limited",
       as specified

7      Approve the waiver from making a mandatory general        Mgmt          For                            For
       offer to the Independent   Shareholders by
       CSAHC and Nan Lung

8      Authorize the Board with full power to deal               Mgmt          For                            For
       with all matters relating to the  non-public
       issue of A Shares and the non-public issue
       of H Shares




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702314167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  CLS
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the satisfaction of the conditions of             Mgmt          For                            For
       the non-public issue of A Shares and the non-public
       issue of H Shares by the Company

S2.1   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the types of shares to be issued and the par
       value

S2.2   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the issue mechanism and subscription method

S2.3   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the targeted subscribers and their relationship
       with the Company

S2.4   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the price determination date

S2.5   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the minimum issue price

S2.6   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the number of shares to be issued and the issue
       scale

S2.7   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the adjustment to the number of shares issue
       and the minimum issue price

S2.8   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the lock-up period

S2.9   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the place of listing

2.10   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the use of proceeds

2.11   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the relationship between the non-public issue
       of A Shares and non-public issue of H Shares

S2.12  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the arrangement for the distribution of profits
       accumulated before the non-public issue of
       shares

S2.13  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the Proposal for Non-Public Issue of A Shares
       by China Southern Airlines Company Limited

S2.14  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the validity period of this resolution

S.3    Approve the Subscription Agreement relating               Mgmt          For                            For
       to the Subscription of Non-Public Issue of
       A Shares of China Southern Airlines Company
       Limited and "Subscription Agreement Relating
       to the Subscription of Non-Public Issue of
       H Shares of China Southern Airlines Company
       Limited", copies of which are tabled at the
       EGM and marked "A" and initialed by the Chairman
       for identification purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA STEEL CORP                                                                            Agenda Number:  702466928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15041109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002002003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business report                                  Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

B.1    Ratify the 2009 business reports and financial            Mgmt          For                            For
       statements

B.2    Ratify the 2009 profit distribution, proposed             Mgmt          For                            For
       cash dividend: TWD 1.01 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend: 33 SHS/1,000
       shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5.1  Election of Ministry of Economic Affairs R.O.C./          Mgmt          For                            For
       Chang, Chia Juch,            ID/shareholder
       No. Y00001 as a Director

B.5.2  Election of Ministry of Economic Affairs R.O.C.           Mgmt          For                            For
       / Chen, Chao Yih,             ID/shareholder
       No. Y00001 as a Director

B.5.3  Election of Ministry of Economic Affairs R.O.C./          Mgmt          For                            For
       Fang, Liang Tung,            ID/shareholder
       No. Y00001 as a Director

B.5.4  Election of Chiun Yu Investment Corporation/              Mgmt          For                            For
       Tsou, Jo Chi, ID/shareholder No. V01357 as
       a Director

B.5.5  Election of Ever Wealthy International Corporation/       Mgmt          For                            For
       Chung, Lo Min,            ID/shareholder No.
       V02376 as a Director

B.5.6  Election of Hung Kao Investment Corporation               Mgmt          For                            For
       / Weng, Cheng I, ID/shareholder   No. V05147
       as a Director

B.5.7  Election of China Steel Labor Union/ Wu, Shun             Mgmt          For                            For
       Tsai, ID/shareholder No. X00012 as a Director

B.5.8  Election of Gau Ruei Investment Corporation/              Mgmt          For                            For
       Ou, Chao Hua, ID/shareholder No. V01360 as
       a Director

B.5.9  Election of Li, Shen Yi, ID/shareholder No.               Mgmt          For                            For
       R100955005 as an Independent      Director

B5.10  Election of Chang, Tsu En, ID/shareholder No.             Mgmt          For                            For
       N103009187 as an Independent    Director

B5.11  Election of Liang Ting Peng  S101063589  as               Mgmt          For                            For
       an Independent Director

B5.12  Election of Teng, Ssu Tang, ID/shareholder No.            Mgmt          For                            For
       M100725978 as a Supervisor

B5.13  Election of Cheng, I Lin, ID/shareholder No.              Mgmt          For                            For
       E100285651 as a Supervisor

B5.14  Election of Bureau of Labor Insurance / Wang,             Mgmt          For                            For
       Ju-Hsuan, ID/shareholder No.    V01384 as a
       Supervisor

B.6    Approve to release the Directors from  non-competition    Mgmt          For                            For
       duties

B.7    Extraordinary motions                                     Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA TAIPING INSURANCE HOLDINGS CO LTD                                                     Agenda Number:  702169916
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z151
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  HK0000055878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the Property Sale And Purchase         Mgmt          For                            For
       Agreement dated 23 NOV 2009 entered into between
       [Taiping Life Insurance Company Limited] ["TPL"],
       a subsidiary of the Company, and [Taiping Real
       Estate Shanghai Company Limited] ["TPR"] [as
       specified, the "Property Acquisition Framework
       Agreement"] and the transactions contemplated
       thereunder and the implementation; and authorize
       the Directors of the Company for and on behalf
       of the Company to do all such acts and things,
       to sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the transactions contemplated in this
       resolution and all other matters incidental
       thereto

2.     Approve and ratify the Sale And Purchase Agreement        Mgmt          For                            For
       dated 23 NOV 2009 entered into between TPL
       and [Taiping Investment Holdings Company Limited]
       [as specified, the "TPR Acquisition Agreement"]
       and the transactions contemplated thereunder
       and the implementation thereof; the advancement
       of the shareholders' loan by TPL for the benefit
       of TPR as detailed in the circular of the Company
       dated 3 DEC 2009 [as specified]; and authorize
       the Directors of the Company for and on behalf
       of the Company to do all such acts and things,
       to sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the transactions contemplated in this
       resolution and all other matters incidental
       thereto

3.     Re-elect Mr. LEE Kong Wai Conway as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA TAIPING INSURANCE HOLDINGS CO LTD                                                     Agenda Number:  702402481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z151
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  HK0000055878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427377.pdf

1      Receive and approve the audited financial statements,     Mgmt          For                            For
       the report of the       Directors and the Independent
       Auditor's report for the YE 31 DEC 2009

2.a    Re-elect Mr. Lin Fan as a Director                        Mgmt          For                            For

2.b    Re-elect Mr. Song Shuguang as a Director                  Mgmt          For                            For

2.c    Re-elect Mr. Peng Wei as a Director                       Mgmt          Against                        Against

2.d    Re-elect Mr. Shen Koping Michael as a Director            Mgmt          For                            For

2.e    Re-elect Mr. Che Shujian as a Director                    Mgmt          For                            For

2.f    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

3      Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          For                            For
       and authorize the Board of Directors to fix
       their Remuneration

4      Authorize the Directors to issue shares of the            Mgmt          Against                        Against
       Company

5      Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

6      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares by addition thereto the shares repurchased
       by the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINATRUST FINANCIAL HOLDINGS COMPANY LTD                                                   Agenda Number:  702498331
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15093100
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  TW0002891009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 682678 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of issuance securities via private             Non-Voting    No vote
       placement

A.4    The same person or the same affiliate who intends         Non-Voting    No vote
       to process more than the designated rate of
       total voting shares of the same FHC report

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.64 per share

B.3    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.4    Approve the issuance of new shares, proposed              Mgmt          For                            For
       stock dividend: 39 for 1,000 shares held, proposed
       bonus issue: 25 for 1,000 shares held

B.5    Approve the capital injection by issuing new              Mgmt          For                            For
       shares via private placement or public underlying

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 CHROMA ATE INC                                                                              Agenda Number:  702414551
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1604M102
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TW0002360005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663105 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1    Receive the 2009 business reports                         Non-Voting    No vote

1.2    Receive the 2009 Audited reports reviewed by              Non-Voting    No vote
       Supervisors

1.3    Approve the status of 2009 endorsements and               Non-Voting    No vote
       guarantees

1.4    Approve the status of treasury stock buyback              Non-Voting    No vote

2.1    Ratify the 2009 business and financial reports            Mgmt          For                            For

2.2    Ratify the 2009 earnings distribution proposal            Mgmt          For                            For
       [cash dividend: TWD 2 /shs]

2.3    Approve to raise capital by issuing new shares            Mgmt          For                            For
       from  earnings  [stock dividend: 30 shs / 1000shs]

2.4    Approve to revise the procedures of loan to               Mgmt          For                            For
       other  parties

2.5    Approve to revise the procedures of endorsements          Mgmt          For                            For
       and guarantees

3.     Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 CHU KONG PETROLEUM AND NATURAL GAS STEEL PIPE   HOLDINGS LTD                                Agenda Number:  702408483
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21233104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  KYG212331048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430099.pdf

1      Receive the audited combined financial statements         Mgmt          For                            For
       and reports of the          Directors and the
       Auditors of the Company and its subsidiaries
       for the YE 31  DEC 2009

2.a    Re-elect Mr. Chen Chang as an Executive Director          Mgmt          Against                        Against

2.b    Re-elect Ms. Chen Zhao Nian as an Executive               Mgmt          For                            For
       Director

2.c    Approve to determine the Director's remuneration          Mgmt          For                            For
       for their services and       authorize the
       Board of Directors to fix the Director's remuneration

3      Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board of Directors to fix their
       remuneration

4      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with          additional shares
       not exceeding 20% of the issued share capital
       of the        Company as at the date of passing
       this resolution

5      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares not exceeding 10% of the issued share
       capital of the Company as at the date of passing
       this     resolution

6      Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with additional shares in the share
       capital of the Company by an amount not exceeding
       the amount of the shares repurchased by the
       Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 6. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  702358626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited accounts and the reports              Mgmt          For                            For
       of the Directors and the         Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.A    Re-elect Mr. Chang Zhenming as a Director, who            Mgmt          For                            For
       retires

3.B    Re-elect Mr. Vernon Francis Moore as a Director,          Mgmt          For                            For
       who retires

3.C    Re-elect Mr. Liu Jifu as a Director, who retires          Mgmt          Against                        Against

3.D    Re-elect Mr. Willie Chang as a Director, who              Mgmt          For                            For
       retires

3.E    Re-elect Mr. Norman Ho Hau Chong as a Director,           Mgmt          For                            For
       who retires

3.F    Re-elect Mr. Yin Ke as a Director, who retires            Mgmt          For                            For

4      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the   Board of Directors
       to fix their remuneration

5      Authorize the Directors of the Company, during            Mgmt          Against                        Against
       and after the end of the       Relevant Period
       to allot, issue and dispose of additional shares
       in the       Company and to make or grant offers,
       agreements and options which would or    might
       require the exercise of such powers; the aggregate
       nominal value of     share capital allotted
       or agreed conditionally or unconditionally
       to be       allotted  whether pursuant to an
       option or otherwise  by the Directors of the
       Company pursuant to the mandate in paragraph
       A , otherwise than pursuant to  I  Rights
       Issue or  II  any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the officers and/or employees
       of the  Company and/or any of its subsidiaries
       of shares or rights to acquire shares  of the
       Company or  III  the exercise of rights of
       subscription or conversion  CONTD..

-      ..CONTD under the terms of any warrants issued            Non-Voting    No vote
       by the Company or any          securities which
       are convertible into shares of the Company
       or  IV  any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company pursuant to the   Articles of
       Association of the Company from time to time,
       shall not exceed    20% of the aggregate nominal
       amount of the share capital of the Company
       in    issue at the date of this resolution
       and the said mandate shall be limited    accordingly;
       Authority expires at the conclusion of the
       next AGM of the      Company or the expiration
       of the period within which the next AGM of
       the      Company is required by law to be held

6      Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to         purchase or
       otherwise acquire shares of the Company, in
       accordance with all   applicable laws and the
       requirements of the Rules Governing the Listing
       of    Securities on the Stock Exchange of Hong
       Kong Limited, provided that the      aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall   not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       Authority expires at the    conclusion of
       the next AGM of the Company or the expiration
       of the period     within which the next AGM
       of the Company is required by law to be held

7      Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5  and  6  set out in   the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to
       Resolution  6  shall be added to the aggregate
       nominal amount of the shares   which may be
       issued pursuant to Resolution  5




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702363499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive and approve the audited statement of              Mgmt          For                            For
       accounts together with the       report of
       the Directors and Independent Auditors report
       thereon for the YE 31 DEC 2009

A.2    Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

A.3.1  Re-election of Mr. Tse Hau Yin, Aloysius as               Mgmt          For                            For
       an Independent Non-Executive      Director

A.3.2  Re-election of Mr. Zhou Shouwei as an Non-executive       Mgmt          For                            For
       Director

A.3.3  Re-election of Mr. Yang Hua as an Executive               Mgmt          For                            For
       Director

A.3.4  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the       Directors

A.4    Reelection of Mr. Chiu Sung Hong as Independent           Mgmt          For                            For
       Non-Executive Director and    authorize the
       Board of Directors to fix his remuneration

A.5    Re-appointment the Company's Independent Auditor          Mgmt          For                            For
       and authorize the Board of   Directors to fix
       their remuneration

B.1    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares in   the capital of the
       Company not exceeding 10% of the share captial
       of the      Company in issue as at the date
       of passing of this resolution

B.2    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with additional shares
       in the capital of the Company not exceeding
       20% of the share captial of the Company in
       issue as at the date of passing of this
       resolution

B.3    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with shares in the
       capital of the Company by the aggregate number
       of shares   repurchased, which shall not exceeding
       10% of the share captial of the        Company
       in issue as at the date of passing of this
       resolution

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CORETRONIC CORPORATION                                                                      Agenda Number:  702451028
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1756P119
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0005371009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679969 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of capital injection by issuing new            Non-Voting    No vote
       shares or global depositary receipt

A.4    The status of buyback treasury stocks and conditions      Non-Voting    No vote
       of transferring to employees

A.5    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 Profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.8  per share

B.3    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new shares or global depositary receipt

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the rules of the election               Mgmt          For                            For
       of the Directors and Supervisors

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B71.1  Election of Mr. Wade Chang [ID No: 5] as a Director       Mgmt          For                            For

B71.2  Election of Mr. Frank Juang [ID No: 168] as               Mgmt          For                            For
       a Director

B71.3  Election of Hsun Chieh Investment Ltd [ID No:             Mgmt          For                            For
       29798/70761592] as a Director

B71.4  Election of Mr. Robert Hung [ID No: C100504640]           Mgmt          For                            For
       as a Director

B72.1  Election of Mr. Ted T. C. Tu [ID No: A11039109]           Mgmt          For                            For
       as an Independent Director

B72.2  Election of Mr. Yen-Chun Wang [ID No: F100264199]         Mgmt          For                            For
       as an Independent Director

B72.3  Election of Mr. Han-Ping D. Shieh [ID No: B100613081]     Mgmt          For                            For
       as an Independent Director

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.9    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 COSCO PAC LTD                                                                               Agenda Number:  702389114
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "1 TO 5". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423174.pdf

1      Receive and consider the financial statements             Mgmt          For                            For
       and the directors's and independent auditor's
       reports for the year ended 31st December 2009

2      Declare a final dividend for the year ended               Mgmt          For                            For
       31st December 2009

3.I.A  Re-elect Mr. Xu Lirong as a Director                      Mgmt          Against                        Against

3.I.B  Re-elect Dr. Sun Jiakang as a Director                    Mgmt          For                            For

3.I.C  Re-elect Mr. Yin Weiyu as a Director                      Mgmt          Against                        Against

3.I.D  Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

3.I.E  Re-elect Mr. Timothy George FRESHWATER as a               Mgmt          For                            For
       Director

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4      Re-appoint PricewaterhouseCoopers as Auditor              Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of Auditor

5.A    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with the additional shares of the Company
       as set out in the ordinary resolution in item
       5(A) of the notice of AGM

5.B    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company as set out in the ordinary resolution
       in item 5(B) of the notice of AGM

5.C    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with the additional shares of the Company
       as set out in the ordinary resolution in item
       5(C) of the notice of AGM




--------------------------------------------------------------------------------------------------------------------------
 DAPHNE INTL HLDGS LTD                                                                       Agenda Number:  702160261
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2830J103
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  KYG2830J1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NO. "1 ". THANK YOU.

1.     Approve the proposed amendments to the Share              Mgmt          For                            For
       Option Scheme of the Company adopted on 29
       MAY 2003, as specified




--------------------------------------------------------------------------------------------------------------------------
 DAPHNE INTL HLDGS LTD                                                                       Agenda Number:  702372703
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2830J103
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  KYG2830J1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421205.pdf

1      Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2009

2      Approve and declare a final divided for the               Mgmt          For                            For
       YE 31 DEC 2009

3.A    Re-elect Mr. Huang Shun-Tsai as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Kuo Jung-Cheng as a Director                 Mgmt          For                            For

3.C    Re-elect Mr. Chang Chih-Chiao as a Director               Mgmt          For                            For

3.D    Re-elect Ms. Ma Xuezheng as a Director                    Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of   Directors to fix
       their remuneration

5.A    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

5.B    Authorize the Directors to allot and issue shares         Mgmt          Against                        Against
       of the Company

5.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue new   shares under
       Resolution 5.B by adding the number of shares
       repurchased by the Company under Resolution
       5.A




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  702055004
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2009

2.     Declare a final dividend for the YE 31 MAR 2009           Mgmt          For                            For

3.i    Re-elect Mr. HU Zhaoguang as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. QIU Zhongwei as a Director                   Mgmt          For                            For

3.iii  Re-elect Mr. WONG Man Chung, Francis as a Director        Mgmt          For                            For

3.iv   Re-elect Mr. KWAN Ming Heung, Peter as a Director         Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company, during            Mgmt          Against                        Against
       the relevant period [as specified] to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe convertible
       into shares of the Company] during or after
       the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution, otherwise
       than pursuant to: i] a rights issue [as specified];
       or ii] the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company; or iii] the
       exercise of options granted under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to eligible
       participants of the Company and/or any of its
       subsidiaries of rights to acquire shares of
       the Company; or iv] any scrip dividend or similar
       arrangement providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with Bye-Laws of the Company; or v] a specific
       authority granted by the shareholders of the
       Company in general meeting; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-Laws of the Company or any applicable
       laws of Bermuda to be held]

5.2    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] to repurchase
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the 'Stock Exchange'] or any other Stock Exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable Laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5[1] and 5[2] as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the additional shares
       in the capital of the Company pursuant to Resolution
       5[1], to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company], by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares of the Company purchased
       pursuant to Resolution 5[2] as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  702109770
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  24-Nov-2009
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the execution of the Equity            Mgmt          For                            For
       Interest Transfer Agreement, DCITS Share Pledge
       Agreement, Beijing DCITACL Share Pledge Agreement,
       Beijing DCITACL Equity Interest Transfer and
       Pre-emptive Right Agreement [collectively,
       the "Transaction Documents"] and the transactions
       contemplated thereunder; and authorize any
       one Director of the Company to execute all
       such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to the Transaction
       Documents and the transactions contemplated
       thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DONGFENG MTR GROUP CO LTD                                                                   Agenda Number:  702408697
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21042109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE100000312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291366.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       the "Board'  of the Company for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the report of the International Auditors          Mgmt          For                            For
       and audited financial        statements of
       the Company for the YE 31 DEC 2009

4      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009    and authorize
       to the Board to deal with all issues relating
       to the            distribution of the final
       dividend for the year 2009

5      Authorize the Board to deal with all issues               Mgmt          For                            For
       in relation to the Company's      distribution
       of interim dividend for the year 2010 in its
       absolute discretion  including, but not limited
       to, determining whether to distribute interim
       dividend for the year 2010

6      Re-appointment of Ernst & Young as the International      Mgmt          For                            For
       Auditors of the Company, and Ernst & Young
       Hua Ming as the PRC Auditors of the Company
       for the year    2010 to hold office until the
       conclusion of the next AGM, and authorize the
       Board to fix their remuneration

7      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors and the          Supervisors
       of the Company for the year 2010

S.8    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional shares in the    Company not
       exceeding 20% of each of the existing Domestic
       Shares and H       Shares in issue




--------------------------------------------------------------------------------------------------------------------------
 EPISTAR CORP                                                                                Agenda Number:  702456484
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2298F106
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002448008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 672525 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of capital injection by issuing new            Non-Voting    No vote
       shares and global depositary receipt

A.4    The status of new shares via private placement            Non-Voting    No vote

A.5    The revision to the rules of Board meeting                Non-Voting    No vote

A.6    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.8 per share

B.3    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.8    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the sixth Directors from participation in
       competitive business

b9.1   Election of Biing-Jye Lee as a Director [Shareholder      Mgmt          For                            For
       no 10]

B9.2   Election of Everlight Electronics Co,. Ltd.               Mgmt          For                            For
       / Yin-Fu Yeh as a Director [Shareholder No
       7]

B9.3   Election of Everlight Electronics Co,. Ltd.               Mgmt          For                            For
       / Pang Yen Liu as a Director [Shareholder No
       7]

B9.4   Election of Yi Te Optoelectronics Co,. Ltd as             Mgmt          For                            For
       a Director [Shareholder No 48160]

B9.5   Election of Fon Tain Belon Co, Ltd. as a Director         Mgmt          For                            For
       [Shareholder No 48189]

B9.6   Election of United Microelectronics Corp. /               Mgmt          For                            For
       Stan Hung as a Director [Shareholder No 35031]

B9.7   Election of United Microelectronics Corp./ Shih           Mgmt          For                            For
       Wei Sun as a Director [Shareholder No 35031]

B9.8   Election of Lite-On Technology Corp./ Kwang               Mgmt          For                            For
       Chung Tang as a Director [Shareholder No 5974]

B9.9   Election of Ming-Jiunn Jou as a Director [Shareholder     Mgmt          For                            For
       No 15]

B9.10  Election of Evervaliant Corp. as a Supervisor             Mgmt          For                            For
       [Shareholder No 48166]

B9.11  Election of Chuan Investment Corp. / Li Yu Hwang          Mgmt          For                            For
       as a Supervisor [Sahreholder No 120]

B9.12  Election of Hui-Jong Jiang as a Supervisor [Shareholder   Mgmt          For                            For
       No 352]

B.10   Approve the proposal to release the prohibition           Mgmt          For                            For
       on the seventh Directors from participation
       in competitive business

B.11   Extraordinary motions                                     Mgmt          Abstain                        For

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EVERLIGHT ELECTRONICS CO LTD                                                                Agenda Number:  702444136
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2368N104
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002393006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of local convertible bonds                     Non-Voting    No vote

B.1    Approve the 2009 business reports and  financial          Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution.  proposed           Mgmt          For                            For
       cash dividend:  TWD 4.0per    share

B.3    Approve the revision to the Articles of  Incorporation    Mgmt          For                            For

B.4    Approve the proposal of capital injection  by             Mgmt          For                            For
       issuing new shares and global   depositary
       receipt

B.5    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and   guarantee

B.6    Approve the revision to the procedures of  trading        Mgmt          For                            For
       derivatives

B.7    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN TEXTILE CO LTD                                                                  Agenda Number:  702076793
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24374103
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  TW0001402006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to rename the Company and the revision            Mgmt          For                            For
       to the Articles of Association

2.     Extemporary motions                                       Mgmt          Abstain                        For

       "PLEASE NOTE THAT IN CASES WHERE THE CLIENT               Non-Voting    No vote
       INSTRUCTS US TO VOTE AGAINST ANY PROPOSAL TO
       BE DISCUSSED AT A SHAREHOLDERS MEETING AND
       THE VOTING WITH RESPECT TO SUCH PROPOSAL IS
       DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL
       OUT THE BALLOT IN RESPECT OF SUCH PROPOSAL
       IN ACCORDANCE WITH THE CLIENTS INSTRUCTIONS.
       HOWEVER, IF THE VOTING AT THE SHAREHOLDERS
       MEETING IS DONE BY ACCLAMATION, WE/OUR DESIGNEE
       WILL NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU."

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST FINL HLDG CO LTD                                                                      Agenda Number:  702463415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518F100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002892007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and consolidated        Mgmt          For                            For
       financial statements

B.2    Approve the 2009 profit distribution, Proposed            Mgmt          For                            For
       Cash Dividend: TWD 0.5 per     share

B.3    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, Proposed Stock     Dividend: 25 for
       1,000 shares held

B.6    Extraordinary motions                                     Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FUBON FINL HLDG CO LTD                                                                      Agenda Number:  702463679
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26528102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002881000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The 2009 issuance status of unsecured and subordinated    Non-Voting    No vote
       corporate bonds

A.4    The status of assets impairment                           Non-Voting    No vote

A.5    The revision to the rules of board meeting                Non-Voting    No vote

A.6    The promotion of relative laws and regulations            Non-Voting    No vote
       governing the same one person  or the connected
       proposes to hold more than ratio of voting
       of shares of the  same one financial holding
       Company

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 50 for
       1,000 shares held

B.4    Approve the long-term capital injection                   Mgmt          For                            For

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal and trading derivatives

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.8    Extraordinary motions                                     Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GEELY AUTOMOBILE HLDGS LTD                                                                  Agenda Number:  702157719
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3777B103
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  KYG3777B1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Ratify and approve the conditional Equity Transfer        Mgmt          For                            For
       Agreement dated 27 OCT 2009 [the "Chengdu Gaoyuan
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Shanghai Maple and Geely
       Holding, as specified, pursuant to which, Shanghai
       Maple and Geely Holding will transfer 90% and
       10% interests in the registered capital of
       Chengdu Gaoyuan to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company for and on behalf of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters and transactions
       contemplated in the Chengdu Gaoyuan Agreement

2.     Ratify and approve the conditional Equity Transfer        Mgmt          For                            For
       Agreement dated 27 OCT 2009 [the "Jinan Geely
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Geely Holding and Zhejiang
       Haoqing, as specified, pursuant to which, Geely
       Holding and Zhejiang Haoqing will transfer
       90% and 10% interests in the registered capital
       of Jinan Geely to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company for and on behalf of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters and transactions
       contemplated in the Jinan Geely Agreement

3.     Ratify and approve the conditional Equity Transfer        Mgmt          For                            For
       Agreement dated 27 OCT 2009 [the "Lanzhou Geely
       Agreement"] entered into between Zhejiang Geely,
       Shanghai Maple Guorun, Zhejiang Haoqing and
       Geely Merrie, as specified, pursuant to which,
       Zhejiang Haoqing and Geely Merrie will transfer
       90% and 10% interests in the registered capital
       of Lanzhou Geely to Zhejiang Geely and Shanghai
       Maple Guorun, respectively; authorize any one
       Director of the Company, or any two Directors
       of the Company, if the affixation of the common
       seal is necessary, for and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him/her to be incidental
       to, ancillary to or in connection with the
       matters and transactions contemplated in the
       Lanzhou Geely Agreement




--------------------------------------------------------------------------------------------------------------------------
 GEELY AUTOMOBILE HLDGS LTD                                                                  Agenda Number:  702177280
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3777B103
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  KYG3777B1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve and ratify the Conditional Master Agreement       Mgmt          For                            For
       dated 27 NOV 2009  the    "Services Agreement"
       entered into between the Company and Zhejiang
       Geely     Holding Group Company Limited  "Geely
       Holding", together with its             subsidiaries,
       the "Geely Holding Group" , as specified, pursuant
       to which,  i  the Company together with its
       subsidiaries  the "Group"  agrees to sell CKDs
       and Sedan Tool Kits  as specified  to the Geely
       Holding Group and  ii  the    Geely Holding
       Group agrees to sell CBUs, automobile parts
       and components; and provide process manufacturing
       services to the Group;  b  the cap amounts
       in   respect of the supply of CKDs and Sedan
       Tool Kits to Geely Holding Group and  the purchase
       of CBUs, automobile parts and components and
       provision of        process manufacturing services
       from Geely Holding Group as specified for each
       of the 3 FY ending 31 DEC 2012; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting    No vote
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Services Agreement

2      Approve and ratify the Conditional Agreement              Mgmt          For                            For
       dated 27 NOV 2009  the "Loan     Guarantee
       Agreement"  entered into between the Company
       and Zhejiang Geely     Holding Group Company
       Limited  "Geely Holding", together with its
       subsidiaries, the "Geely Holding
       Group" , as specified, pursuant to which,
       the Company together with its subsidiaries
       the "Group"  agrees to provide    guarantees
       including the pledge of certain lands, buildings
       and facilities   of the subsidiaries of the
       Group  on loans obtained or to be obtained
       by the  Geely Holding Group on behalf of the
       Group  the "Guarantees" ;  b  the cap    amounts
       in respect of the Guarantees as specified in
       the circular of the      Company dated 14 DEC
       2009 for each of the 3 FY ending 31 DEC 2012;
       CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting    No vote
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Loan Guarantee Agreement

3      Approve and ratify the Conditional Agreement              Mgmt          For                            For
       dated 27 NOV 2009  the "Shanghai LTI Supply
       and Purchase Agreement"  entered into between
       Shanghai LTI         Automobile Components
       Company Limited  "Shanghai LTI"  and Shanghai
       Maple     Automobile Company Limited  "Shanghai
       Maple" , as specified, pursuant to      which,
       Shanghai LTI agrees to supply to Shanghai Maple
       and Shanghai Maple     agrees to purchase from
       Shanghai LTI  i  automobile parts and components;
       ii  SKD Components; and  iii  CKDs  without
       the imported engine, transmission    and automobile
       parts  in accordance with the product and service
       specifications set out in the
       Shanghai LTI Supply and Purchase Agreement
       the "Supply and Purchase Services" ;  b  the
       cap amounts in respect of the Supply and Purchase
       Services as specified in the circular of the
       Company dated 14    DEC 2009 for each of the
       3 FYE 31 DEC 2012; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting    No vote
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Shanghai LTI Supply and Purchase Agreement

4      Approve and ratify the Conditional Supplemental           Mgmt          For                            For
       Agreement dated 27 NOV 2009   the "Supplemental
       Services Agreement"  entered into between the
       Company and   Zhejiang Geely Holding Group
       Company Limited  "Geely Holding", together
       with  its subsidiaries, the "Geely Holding
       Group" , as specified, pursuant to       which,
       the parties agree to increase the annual caps
       for the purchase of      processed automobile
       parts and components by the Company together
       with its    subsidiaries  the "Group"  from
       the Geely Holding Group  the "Purchase
       Services" ;  b  the cap amounts in respect
       of the Purchase Services as set    out in the
       circular of the Company dated 14 DEC 2009 for
       each of the 2 FY     ending 31 DEC 2011; CONTD

-      CONTD  c  authorize any 1 Director of the Company,        Non-Voting    No vote
       or any 2 Directors of the  Company if the affixation
       of the common seal is necessary, for and on
       behalf  of the Company to execute all such
       other documents, instruments and
       agreements and to do all such acts or things
       deemed by him/her to be          incidental
       to, ancillary to or in connection with the
       matters and             transactions contemplated
       in the Supplemental Services Agreement

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702168154
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3958R109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       '1, 2' AND '3'. THANK YOU.

1.     Approve the entering into of the Framework Agreement      Mgmt          For                            For
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Framework Agreement as they
       may think fit

2.     Approve the entering into of the Lease Agreement          Mgmt          For                            For
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Lease Agreement as they may
       think fit

3.     Approve the proposed annual caps for the rental           Mgmt          For                            For
       in respect of the Lease Agreement for the 3
       years ending 31 DEC 2011, the details of which
       are set out in the Circular of the Company
       dated 02 DEC 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702359173
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3958R109
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the        Company and its subsidiaries
       and the reports of the Directors and Auditors
       FYE 31 DEC 2009

2      Declare a final dividend of HKD 0.108 per share           Mgmt          For                            For
       FYE 31 DEC 2009

3.1    Re-election of  Mr. Wang Hung, Roger as a executive       Mgmt          For                            For
       Director

3.2    Re-election of  Mr. Han Xiang Li as a non-executive       Mgmt          For                            For
       Director

3.3    Authorize the Remuneration Committee of the               Mgmt          For                            For
       Company to fix their remuneration

4      Re-appointment of Messrs. Deloitte Touche Tohmatsu        Mgmt          For                            For
       as a Auditors and          authorize the Board
       of Directors to fix their remuneration

5.a    Grant general mandate to the Director to issue            Mgmt          Against                        Against
       shares of the Company

5.b    Grant general mandate to the Director to repurchase       Mgmt          For                            For
       shares of the Company

5.c    Approve to increase the maximum nominal amount            Mgmt          Against                        Against
       of share capital which the     Directors are
       authorized to allot, issue and deal with pursuant
       to the        general mandate set out in resolution
       5a by the aggregate nominal amount of   shares
       repurchased pursuant to the general mandate
       set out in the resolution  5b

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412258.pdf

-      PLEASE NOTE THAT  THE SHAREHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE FOR OR AGAINST FOR ALL THE RESOLUTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  702376206
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3978C124
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  BMG3978C1249
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS
       NUMBERS. THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412017.pdf

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and Auditors
       for the YE 31 DEC 2009

2.a    Re-elect Mr. Ng Kin Wah as an Executive Director          Mgmt          Against                        Against
       of the Company

2.b    Re-elect Mr. Zhu Jia as a Non-Executive Director          Mgmt          For                            For
       of the Company

2.c    Re-elect Mr. Ian Andrew Reynolds as a Non-Executive       Mgmt          For                            For
       Director of the Company

2.d    Re-elect Ms. Wang Li Hong as a Non-Executive              Mgmt          For                            For
       Director of the Company

2.e    Re-elect Mr. Sze Tsai Ping, Michael as an Independent     Mgmt          For                            For
       Non-Executive Director  of the Company

2.f    Re-elect Mr. Chan Yuk Sang as an Independent              Mgmt          For                            For
       Non-Executive Director of the    Company

2.g    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors'         remuneration

3      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the     Board of
       Directors of the Company to fix their remuneration

4      Authorize the Directors of the Company the to             Mgmt          Against                        Against
       allot, issue and deal with the  Company's shares

5      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       the Company's shares

6      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with the      Company's shares,
       pursuant to resolution no. 4 by the number
       of shares        repurchased

0      Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HAIER ELECTRONICS GROUP CO LTD                                                              Agenda Number:  702455836
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42313125
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  BMG423131256
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20100526021.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors     the Directors
       and Auditors  the Auditors  of the Company
       for the YE 31 DEC   2009

2A.1   Re-elect Mr. Zhou Yun Jie as an Executive Director        Mgmt          For                            For

2A.2   Re-elect Mr. Li Hua Gang as an Executive Director         Mgmt          For                            For

2A.3   Re-elect Mr. Sun Jing Yan as an Executive Director        Mgmt          Against                        Against

2A.4   Re-elect Mr. Wu Yinong as an Independent Non-Executive    Mgmt          For                            For
       Director

2A.5   Re-elect Mr. Yu Hon To, David as an Independent           Mgmt          For                            For
       Non-Executive Director

2B     Authorize the Board  the Board  of the Directors          Mgmt          For                            For
       to fix the remuneration of   the Directors

3      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix the remuneration of    the Auditors

4      Approve the refreshment of the 10% general limit          Mgmt          Against                        Against
       on grant of options under    the share option
       scheme(s) of the Company

5      Approve to grant the general mandate to the               Mgmt          For                            For
       Directors to repurchase Shares up to 10% of
       the issued share capital of the Company

6      Approve to grant the general mandate to the               Mgmt          Against                        Against
       Directors to issue additional     Shares of
       up to 20% of the issued share capital of the
       Company

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       additional Shares up to the    number of Shares
       repurchased by the Company




--------------------------------------------------------------------------------------------------------------------------
 HANG SENG BANK LTD                                                                          Agenda Number:  702313254
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30327103
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  HK0011000095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2009

2.a    Re-elect Dr. John C.C. Chan as a Director, who            Mgmt          For                            For
       retires

2.b    Re-elect Mr. William W. Leung as a Director,              Mgmt          For                            For
       who retires

2.c    Re-elect Dr. Eric K.C. Li as a Director, who              Mgmt          For                            For
       retires

2.d    Re-elect Dr. Vincent H.S. Lo as a Director,               Mgmt          For                            For
       who retires

2.e    Re-elect Mr. Iain J. Mackay as a Director, who            Mgmt          For                            For
       retires

2.f    Re-elect Mrs. Dorothy K.Y.P. Sit as a Director,           Mgmt          For                            For
       who retires

3      Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors of the Company to fix their remuneration

4      Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company     during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       on the Stock Exchange of Hong Kong Limited
       or any other Stock Exchange recognized by the
       Securities and Futures Commission of   Hong
       Kong and the Stock Exchange of the Hong Kong
       Limited under the Hong Kong Code on share repurchases;
       Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the
       period within which the next AGM of  the Company
       is required by the Companies Ordinance to be
       held

5      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the        Companies Ordinance,
       to allot, issue and deal with additional shares
       in the   capital of the Company and make or
       grant offers, agreements and options
       during and after the relevant period, not exceeding
       where the shares to be    allotted wholly for
       cash, 5% and in any event 20% of the aggregate
       nominal    amount of the share capital of the
       Company, otherwise than pursuant to i) a
       rights issue; or ii) the exercise of rights
       of subscription or conversion     under the
       terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company; or iii) the exercise
       of options   or similar arrangement; or iv)
       any scrip dividend or similar arrangement;
       Authority expires the earlier of the conclusion
       of the next AGM of the CONTD

-      CONTD Company or the expiration of the period             Non-Voting    No vote
       within which the next AGM of    the Company
       is required by the Companies ordinance to be
       held




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  702433335
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36861105
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.4    The status of local unsecured corporate bonds             Non-Voting    No vote

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 120 for
       1,000 shares held

B.4    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing global depositary receipt

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.8    Election of Directors and the Supervisors                 Mgmt          For                            For

B.9    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.10   Other issues and extraordinary motions                    Mgmt          Abstain                        For

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG EXCHANGES AND CLEARING LTD                                                        Agenda Number:  702323142
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3506N139
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  HK0388045442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited Accounts for the YE 31 December       Mgmt          For                            For
       2009 together with the    Reports of the Directors
       and the Auditor thereon

2      Declare a final dividend of HKD 2.09 per share            Mgmt          For                            For

3.a    Election of Mr. John Estmond Strickland as a              Mgmt          For                            For
       Director

3.b    Election of Mr. WONG Sai Hung, Oscar as a Director        Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of HKEx and authorize the    Directors to fix
       their remuneration

5      Authorize the Directors of HKEx to exercise               Mgmt          For                            For
       during the Relevant Period  as    hereinafter
       defined  to repurchase shares of HKEx on the
       Stock Exchange or on any other stock exchange
       on which the shares of HKEx may be listed and
       which  is recognised by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable laws       and/or the requirements
       of the Rules Governing the Listing of Securities
       on   The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as     amended
       from time to time, provided that the aggregate
       nominal amount of      shares so purchased
       shall not exceed 10% of the .Contd

-      .Contd aggregate nominal amount of the share              Non-Voting    No vote
       capital of HKEx in issue at the  date of the
       passing of this Resolution, and the said mandate
       shall be limited accordingly;  Authority expires
       the earlier of the conclusion of the next AGM
       of the HKEx or the expiration of the period
       within which the next AGM of the  HKEx is required
       By Law to be held

6.A    Approve to determine, the remuneration of HKD             Mgmt          For                            For
       500,000 and HKD 350,000         respectively
       be payable to the Chairman and each of the
       other Non-Executive   Directors of HKEx for
       the period from the conclusion of each AGM
       of HKEx to   the conclusion of the AGM of HKEx
       to be held in the immediately following
       year, provided that such remuneration be payable
       in proportion to the period  of service in
       the case of a Director who has not served the
       entire period

6.B    Approve to determine, in addition to the remuneration     Mgmt          For                            For
       of HKD 50,000, an       attendance fee of HKD
       2,500 per meeting be payable to the Chairman
       and every  member  excluding executive Director
       of the Executive Committee, Audit       Committee,
       Remuneration Committee and Investment Advisory
       Committee of HKEx   for the period from the
       conclusion of each AGM of HKEx to the conclusion
       of   the AGM of HKEx to be held in the immediately
       following year, provided that   such remuneration
       be payable in proportion to the period of service
       in the    case of a committee member who has
       not served the entire period

S.7    Amend the Articles 90(1), 90(1A), 90(2)Article            Mgmt          Against                        Against
       93, 102, 108(1), 139(3),       142(1), 146,
       157 of the Articles of Association of HKEx
       be deleted in their   entirety and replaced
       by the following: as specified, subject to
       the written  approval of the Securities and
       Futures Commission pursuant to Section 67 of
       the Securities and Futures Ordinance, the
       Articles of Association of HKEx




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702049049
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the capital injection of an amount equivalent     Mgmt          For                            For
       to RMB 3 billion in ICBC Financial Leasing
       Co., Ltd by the Bank




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702115785
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that a voluntary tender offer ["Voluntary         Mgmt          For                            For
       Tender Offer"] to be made by Industrial and
       Commercial Bank of China Limited [the "Bank"]
       for all the outstanding ordinary shares [and,
       if applicable, preference shares] of ACL BANK
       Public Company Limited [including 306,264,561
       ordinary shares of ACL BANK Public Company
       Limited which Bangkok Bank Public Company Limited
       has agreed to sell to the Bank] at an offer
       price of 11.5 Baht per share and authorize
       the Board of Directors of the Bank to do all
       such acts and things which are desirable or
       necessary in order to implement the Voluntary
       Tender Offer, provided that the authorization
       granted to the Board in this Paragraph [i]
       can be further delegated by the Board to Senior
       Management of the Bank; and to decide whether
       to pursue delisting of the shares of ACL BANK
       Public Company Limited from the Stock Exchange
       of Thailand and for such purpose, following
       completion of the Voluntary Tender Offer, a
       subsequent voluntary tender offer for delisting
       to be made by the Bank for all the outstanding
       shares of ACL BANK Public Company Limited at
       an offer price to be determined by the Board
       or Senior Management of the Bank and authorize
       the Board to do all such acts and things which
       are desirable or necessary in order to implement
       such voluntary tender offer for delisting,
       provided that the authorization granted to
       the Board in this Paragraph [ii] can be further
       delegated by the Board to Senior Management
       of the Bank

2.     Appoint Sir Malcolm Christopher McCarthy as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Bank

3.     Appoint Mr. Kenneth Patrick Chung as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702251721
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of Ms. Wang Lili as an Executive              Mgmt          For                            For
       Director of the bank

2.     Approve the fixed assets investment budget of             Mgmt          For                            For
       the bank for 2010




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702418573
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 695502 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN201004011198.pdf and http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN201005031161.pdf

1.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors of the Bank

2.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Supervisors of the Bank

3.     Approve the Bank' 2009 audited accounts                   Mgmt          For                            For

4.     Approve the Bank' 2009 Profit Distribution Plan           Mgmt          For                            For

5.     Re-appoint Ernst & Young and Ernst & Young Hua            Mgmt          For                            For
       Ming as the Auditors of the Bank for 2010 for
       the term from the passing of this resolution
       until the conclusion of the next AGM and to
       fix the aggregate audit fees for 2010 at RMB
       159.60 million

6.     Approve the Capital Management Plan of the Industrial     Mgmt          For                            For
       and Commercial Bank of China Limited for Years
       2010 to 2012 as set out in Appendix 1 to the
       circular of the Bank dated 02 APR 2010

S.7    Approve the proposal in respect of general mandate        Mgmt          For                            For
       to issue H Shares and A Share convertible corporate
       bonds as set out in the circular of the Bank
       dated 02 APR 2010

S8.1   Approve the types of securities to be used,               Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.2   Approve the issue size, in respect of the proposed        Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.3   Approve the nominal value and issue price in              Mgmt          For                            For
       respect of the proposed public issuance and
       listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.4   Approve the term, in respect of the proposed              Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.5   Approve the interest rate, in respect of the              Mgmt          For                            For
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.6   Approve the timing and method of interest payment         Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.7   Approve the conversion period, in respect of              Mgmt          For                            For
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.8   Approve the method for determining the number             Mgmt          For                            For
       of shares for conversion, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.9   Approve the determination and adjustment of               Mgmt          For                            For
       CB conversion price, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.10  Approve the downward adjustment to CB conversion          Mgmt          For                            For
       price, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.11  Approve the terms of redemption, in respect               Mgmt          For                            For
       of the proposed public issuance and listing
       of the A Share convertible corporate bonds
       as set out in Appendix 2 to the circular of
       the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.12  Approve the terms of sale back, in respect of             Mgmt          For                            For
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.13  Approve the dividend rights of the year of conversion,    Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.14  Approve the method of issue and target investors,         Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.15  Approve the subscription arrangement for the              Mgmt          For                            For
       existing holders of A Shares, in respect of
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.16  Approve CB holders and CB holders' meetings               Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.17  Approve the use of proceeds from the issuance             Mgmt          For                            For
       of the convertible bonds, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.18  Approve the special provisions in relation to             Mgmt          For                            For
       supplementary capital, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.19  Approve the security, in respect of the proposed          Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.20  Approve the validity period of the resolution             Mgmt          For                            For
       in respect of the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.21  Approve the matters relating to authorization             Mgmt          For                            For
       in connection with the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

9.     Approve the Feasibility Analysis report on Use            Mgmt          For                            For
       of Proceeds from the Public Issuance of A Share
       Convertible Corporate Bonds as set out in Appendix
       3 to the Circular of the Bank dated 02 APR
       2010

10.    Approve the report on Utilisation of Proceeds             Mgmt          For                            For
       from Previous Issuances as set out in Appendix
       4 to the circular of the Bank dated 02 APR
       2010

s.11   Approve the revised Plan on authorization of              Mgmt          For                            For
       the Shareholders' General Meeting to the Board
       of Directors as specified




--------------------------------------------------------------------------------------------------------------------------
 INNOLUX DISPLAY CORP                                                                        Agenda Number:  702160920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4083P109
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  TW0003481008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the merger with Top Displays Corp /               Mgmt          For                            For
       TW0003195004 and Chi Mei / TW0003009007

2.     Approve the proposal of new shares issuance               Mgmt          For                            For
       of merger

3.     Approve the revision to the Articles of Incorporation     Mgmt          For                            For

4.     Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 INOTERA MEMORIES INC                                                                        Agenda Number:  702371143
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4084K109
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0003474003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669359 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    To change the representative of Director                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve the revision to the rules of shareholder          Mgmt          For                            For
       meeting

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on directors from participation in competitive
       business

B.7    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON ELECTRIC HOLDINGS LTD                                                               Agenda Number:  702031446
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5150J140
    Meeting Type:  AGM
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  BMG5150J1403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS
       NUMBERS "1. TO 7." AND "8.". THANK YOU.

1.     Adopt and receive the audited consolidated accounts       Mgmt          For                            For
       and reports of the Directors and of the Auditor
       for the YE 31 MAR 2009

2.A    Re-elect Ms. Winnie Wing-Yee Wang as an Executive         Mgmt          For                            For
       Director

2.B    Re-elect Mr. Austin Jesse Wang as an Executive            Mgmt          For                            For
       Director

2.C    Re-elect Mr. Oscar De Paula Bernardes Neto as             Mgmt          For                            For
       an Executive Director

3.     Approve to confirm the fees of Directors                  Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company at a fee to be agreed
       with the Directors

5.     Approve the Long-Term Incentive Share Scheme              Mgmt          For                            For
       [a copy of which has been submitted to the
       meeting and signed by the Chairman of the meeting
       for the purpose of identification]; and authorize
       the Directors of the Company to implement the
       same and to grant shares and to issue and allot
       additional shares of the Company up to 2.5%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of passing this resolution pursuant thereto

6.     Authorize the Directors of the Company to issue,          Mgmt          Against                        Against
       allot and dispose of additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to: i) a rights issue; or ii) the exercise
       of options granted under the Company's Share
       Option Scheme; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held Bye-Laws of the
       Company or any applicable law of Bermuda]

7.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares, subject to and in accordance with all
       applicable laws, of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law Bye-Laws of
       the Company or any applicable law of Bermuda]

8.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6 and 7 as set out in the Notice convening
       this meeting, the aggregate nominal amount
       of the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       repurchased by the Company pursuant to such
       general mandate shall be added by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 7, provided that such additional
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702090907
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52105106
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve the annual cap of HKD 2,800 million,              Mgmt          For                            For
       HKD 3,500 million and HKD 4,400 million, being
       the revised caps [the "Revised Caps"] for each
       of the 3 years ending 31 DEC 2011, respectively,
       in respect of the continuing connected transactions
       contemplated under the master sales agreement
       dated 01 JAN 2009 ["Master Sales Agreement"]
       and entered into between Giant Glory International
       Limited, Compal Electronics, Inc. and 3 of
       its subsidiaries; and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, desirable
       or appropriate in order to implement and validate
       anything related to the continuing connected
       transactions under the Master Sales Agreement
       and the Revised Caps

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702364097
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52105106
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC    2009

2      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HKD     0.08 per
       share of HKD 0.10 each in the capital of the
       Company

3.a    Re-elect Hsieh Wan-Fu as an Executive Director            Mgmt          Against                        Against

3.b    Re-elect Tsui Yung Kwok as an Executive Director          Mgmt          Against                        Against

3.c    Re-elect Tsai Wen-Yu as an Independent Non-Executive      Mgmt          For                            For
       Director

3.d    Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    the Directors

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company for the YE 31 DEC     2010 and
       authorize the Board of Directors of the Company
       to fix their         remuneration

5      Approve to grant a general and unconditional              Mgmt          Against                        Against
       mandate to the Directors of the  Company to
       allot, issue or otherwise deal with the unissued
       shares in the     capital of the Company not
       exceeding 20% of the issued share capital of
       the   Company

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         purchase the Company
       s shares up to 10% of the issued share capital
       of the    Company

7      Approve to add the nominal amount of the shares           Mgmt          Against                        Against
       repurchased by the Company to the general mandate
       granted to the Directors under Resolution No.
       5




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  702363019
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5485F144
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and reports of the        Directors and the
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend of 49 HK cents per               Mgmt          For                            For
       share

3.a    Re-elect Dr. Victor Fung Kwok King as a Director          Mgmt          For                            For

3.b    Re-elect Mr. Bruce Philip Rockowitz as a Director         Mgmt          For                            For

3.c    Re-elect Mr. Paul Edward Selway-Swift as a Director       Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5      Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD      100,000,000 to
       HKD 150,000,000

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase the          Company's shares
       up to 10%

7      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares up to  20% or in the case
       of issue of new shares solely for cash and
       unrelated to    any asset acquisition, up to
       10%

8      Authorize the Directors to issue the shares               Mgmt          Against                        Against
       repurchased by the Company

9      Approve to refresh the scheme mandate limit               Mgmt          Against                        Against
       under the Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 MACRONIX INTERNATIONAL CO LTD                                                               Agenda Number:  702438715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5369A104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0002337003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.5 per share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Approve to issuance of new shares via public              Mgmt          For                            For
       or private placement

B.6.1  Election of Miin Chyou Wu as a Director of the            Mgmt          For                            For
       Company [Shareholder No.21]

B.6.2  Election of Chih-Yuan Lu as a Director of the             Mgmt          For                            For
       Company [Shareholder No. 45641]

B.6.3  Election of Shui Ying Investment [Shareholder             Mgmt          For                            For
       No. 777505] representative: Takata Akira as
       a Director of the Company

B.6.4  Election Hung Chih Investment Corporation/Shareholder     Mgmt          For                            For
       No. 2591 representative: H. C. CHEN as a Director
       of the Company

B.6.5  Election of representative [Champion Investment           Mgmt          For                            For
       Corporation] as a Director of the Company [Shareholder
       No. 3362]

B.6.6  Election of Cheng-Yi Fang as a Director of the            Mgmt          For                            For
       Company [Shareholder No. 239]

B.6.7  Election of Chung-Laung Liu as a Director of              Mgmt          For                            For
       the Company [Shareholder No. 941249]

B.6.8  Election of [Achi Capital Limited] as a Director          Mgmt          For                            For
       of the Company [Shareholder No. 1065570]

B.6.9  Election of Dang-Hsing Yiu as a Director of               Mgmt          For                            For
       the Company [Shareholder No. 810]

B6.10  Election of Ful-Long Ni as a Director of the              Mgmt          For                            For
       Company [Shareholder No. 837]

B6.11  Election of Wen-Sen Pan as a Director of the              Mgmt          For                            For
       Company [Shareholder No. 41988]

B6.12  Election of representative [Hui Ying Investment           Mgmt          For                            For
       Ltd.] as a Director of the Company [Shareholder
       No. 280338]

B6.13  Election of Chiang Kao as an Independent Director         Mgmt          For                            For
       of the Company, Id No.: A100383701

B6.14  Election of Yan-Kuin Su as an Independent Director        Mgmt          For                            For
       of the Company, Id No.: E101280641

B6.15  Election of Ping-Tien Wu as an Independent Director       Mgmt          For                            For
       of the Company, Id No.: A104470385

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  702443564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5945U103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1      Call meeting to order                                     Non-Voting    No vote

2      Chairman's opening remarks                                Non-Voting    No vote

3.1    2009 business report                                      Non-Voting    No vote

3.2    The Supervisor's report                                   Non-Voting    No vote

4.1    Ratify 2009 business report and financial reports         Mgmt          For                            For

4.2    Ratify the proposal of 2009 profit distribution           Mgmt          For                            For

5.1    Approve the capitalization of 2009 shareholder's          Mgmt          For                            For
       dividends and employee       profit

5.2    Amend the Company's Article of Incorporation              Mgmt          For                            For

5.3    Amend the Company's rules and procedures of               Mgmt          For                            For
       shareholders meeting

6      Other business and special motion                         Non-Voting    No vote

7      Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  702391335
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6146T101
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423741.pdf

1      Receive the audited statement of accounts and             Mgmt          For                            For
       the reports of the Directors    and the Auditors
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.A    Election of Vincent Cheng Hoi-chuen as a Member           Mgmt          For                            For
       of the Board of Directors of  the Company

3.B    Re-elect Chow Chung-Kong as a Member of the               Mgmt          For                            For
       Board of Directors of the Company

3.C    Re-elect Christine Fang Meng-Sang as a Member             Mgmt          For                            For
       of the Board of Directors of    the Company

4      Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of     Directors to
       determine their remuneration

5      Grant a general mandate to the Board of Directors         Mgmt          Against                        Against
       to allot, issue, grant,     distribute and
       otherwise deal with additional shares in the
       Company, not      exceeding 10% of the issued
       share capital of the Company at the date of
       this  resolution  as adjusted

6      Grant a general mandate to the Board of Directors         Mgmt          For                            For
       to purchase shares in the   Company, not exceeding
       10% of the issued share capital of the Company
       at the  date of this resolution

7      Authorize the Board of Directors, conditional             Mgmt          Against                        Against
       on the passing of Resolutions 5 and 6, to allot,
       issue, grant, distribute and otherwise deal
       with additional  shares in the Company under
       Resolution 5 in respect of the aggregate nominal
       amount of share capital in the Company purchased
       by the Company




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  702139901
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  AGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Adopt the audited statement of accounts and               Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Dr. Cheng Kar-Shun, Henry as a Director          Mgmt          For                            For

3.2    Re-elect Dr. Cha Mou-Sing, Payson as a Director           Mgmt          Against                        Against

3.3    Re-elect Mr. Cheng Kar-Shing, Peter as a Director         Mgmt          For                            For

3.4    Re-elect Mr. Leung Chi-Kin, Stewart as a Director         Mgmt          Against                        Against

3.5    Re-elect Mr. Chow Kwai-Cheung as a Director               Mgmt          For                            For

3.6    Re-elect Ms. Ki Man-Fung, Leonie as a Director            Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Joint Auditors and authorize               Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company, during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of the Hong Kong and the Stock Exchange
       on share repurchases for such purposes, subject
       to and in connection with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options [including bonds, warrants and debentures
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       an issue of shares as scrip dividends pursuant
       to the Articles of the Association of the Company
       from time to time; or iii) an issue of shares
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; or iv) an
       issue of shares upon conversion by the bondholders
       of their bonds into shares of the Company in
       accordance with the terms and conditions of
       an issue of convertible guaranteed bonds by
       a special purpose subsidiary wholly owned by
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6 as specified, to extend the general
       mandate granted to the Directors, to allot,
       issue and deal with the additional shares pursuant
       to Resolution 6 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company repurchased by the Company under
       authority granted pursuant to Resolution 5,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  702104566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2009

2.     Declare the final dividend for the YE 30 JUN              Mgmt          For                            For
       2009

3.A.1  Re-elect Ms. Cheung Yan as a Director                     Mgmt          For                            For

3.A.2  Re-elect Mr. Liu Ming Chung as a Director                 Mgmt          For                            For

3.A.3  Re-elect Mr. Zhang Cheng Fei as a Director                Mgmt          For                            For

3.A.4  Re-elect Mr. Zhang Yuanfu as a Director                   Mgmt          For                            For

3.A.5  Re-elect Mr. Lau Chun Shun as a Director                  Mgmt          Against                        Against

3.A.6  Re-elect Ms. Gao Jing as a Director                       Mgmt          For                            For

3.A.7  Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

3.A.8  Re-elect Mr. Chung Shui Ming, Timpson as a Director       Mgmt          For                            For

3.A.9  Re-elect Dr. Cheng Chi Pang as a Director                 Mgmt          For                            For

3.A10  Re-elect Mr. Wang Hong Bo as a Director                   Mgmt          For                            For

3.b    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the Auditor's remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, and debentures convertible into shares
       of the Company] which would require the exercise
       of such powers, subject to and in accordance
       with all applicable Laws and the Bye-Laws of
       the Company during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue on the date of passing
       this resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to: a rights issue [as specified] or upon the
       exercise of rights of subscription or conversion
       under the outstanding warrants to subscribe
       for shares of the Company or any securities
       which are convertible into shares of the Company
       or any share option scheme of the Company or
       any scrip dividend in lieu of the whole or
       part of a dividend on shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye Laws of
       the Company or any applicable Laws of Bermuda
       to be held]

5.B    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for the purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Stock Exchange as amended from time
       to time during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of this resolution and the said
       approval shall be limited accordingly; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye Laws of
       the Company or any applicable Laws of Bermuda
       to be held]

5.C    Approve, conditional upon Resolution number               Mgmt          Against                        Against
       5.A and 5.B as specified being passed, the
       aggregate nominal amount of the issued ordinary
       shares in the capital of the Company which
       are repurchased by the Company under the authority
       granted to the Directors of the Company pursuant
       to and in accordance with the said Resolution
       number 5.B shall be added to the aggregate
       nominal amount of the ordinary share capital
       that may be allotted, issued and dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued and dealt by the Directors
       of the Company pursuant to and in accordance
       with the Resolution number 5.A as specified

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ORIENT OVERSEAS INTL LTD                                                                    Agenda Number:  702349350
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67749153
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  BMG677491539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Adopt the audited Financial Statements and the            Mgmt          For                            For
       reports of the Directors and   the Auditor
       for the YE 31 DEC 2009

2.a    Re-election of  Mr. TUNG Chee Chen as a Director          Mgmt          For                            For

2.b    Re-election of Mr. TUNG Lieh Sing Alan as a               Mgmt          For                            For
       Director

2.c    Re-election of Professor WONG Yue Chim Richard            Mgmt          For                            For
       as a Director

3      Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4      Re-appointment of PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditor and to authorise the  Board of
       Directors to fix their remuneration

5.a    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       otherwise deal with the shares    as specified
       or additional shares of the Company and to
       make, issue or grant offers, agreements, options
       or warrants which will or might require the
       exercise of such mandate either during
       or after the relevant period,          otherwise
       than pursuant to a right issue, bonus issue,
       issue of scrip         dividends or the exercise
       of rights of subscription or conversion under
       the   terms of any shares, bonds, warrants
       or other securities carrying a right to  subscribe
       for or purchase shares of the Company issued
       by the Company CONTD.

-      CONTD. or a subsidiary or whose issue is authorized       Non-Voting    No vote
       on or prior to the date   this resolution is
       passed not exceeding 20% of the aggregate nominal
       amount   of the share capital of the Company
       in issue as at the date of passing of     this
       resolution

5.b    Authorize the Directors to purchase the shares            Mgmt          For                            For
       as specified  during the      relevant period,
       to purchase the shares, provided however that
       the aggregate  nominal amount of such shares,
       or  as the case may be , conversion,
       subscription or purchase rights attaching
       to the respective securities, to be purchased
       shall not exceed 10% of the aggregate nominal
       amount of the shares, or  as the case may be
       conversion, subscription or purchase rights
       attaching to those securities, in issue as
       at the date of passing of this resolution;
       Authority expires the earlier of conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is      required by Bermuda laws
       or the Bye-laws of the Company to be held

5.c    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to allot       Shares pursuant
       to the resolution as specified in Resolution
       5.A by the       addition thereto of an amount
       representing the aggregate nominal amount of
       the share capital of the Company purchased,
       or that share capital which would fall to be
       subscribed or purchased pursuant to the conversion,
       subscription   or purchase rights attaching
       to any other securities purchased, by the
       Company pursuant to the authority granted
       by the resolution specified in      Resolution
       5.B, provided that such amount shall not exceed
       10% of the         aggregate nominal amount
       of the shares, or  as the case may be  conversion,
       subscription or purchase rights attaching
       to those securities, in issue as at the date
       of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  702358715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2      Receive the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the Audited Financial Statements of               Mgmt          For                            For
       the Company for the year 2009

4      Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC  2009 in the amount
       and in the manner recommended by the Board
       of Directors

5      Authorize the Board of Directors to determine             Mgmt          For                            For
       the distribution of interim     dividends for
       the year 2010

6      Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified  Public   Accountants, as the International
       Auditors of the Company and         PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public      Accountants, as the Domestic Auditors
       of the Company, for the year 2010 and   authorize
       the Board of Directors to fix their remuneration

7      Approve the transaction as contemplated in the            Mgmt          Against                        Against
       Subscription Agreement entered into between
       the Company, China Petroleum Finance Co., Ltd
       and China National Petroleum Corporation dated
       25 MAR 2010

S.8    Authorize the Board of Directors, granted an              Mgmt          Against                        Against
       unconditional general   mandate  to separately
       or concurrently issue, allot and deal with
       additional            domestic shares and overseas
       listed foreign shares of the Company in
       accordance with the status quo of the
       market, including to decide on the     class
       and number of shares to be issued; the pricing
       mechanism and/or the   issue   price (or the
       range of issue price); the opening and closing
       date and time of   such issue; the class and
       number of shares to be issued and         allotted
       to current   shareholders of the Company; and/or
       to make any         proposals, enter into any
       agreements or grant any share options or
       conversion rights which may invo ve
       the exercise of the power mentioned     above;
       the number of the domestic shares and overseas
       listed foreign shares   issued and allotted
       or agreed conditionally or unconditionally
       to be issued   and allotted  whether or CONTD

-      CONTD not by way of the exercise of share options,        Non-Voting    No vote
       conversion rights or by    any other means
       in accordance with (a) above shall not exceed
       20% of each of the existing domestic shares
       and overseas listed foreign shares of the
       Company in issue as at the date of this
       resolution; (c) the Board of          Directors
       may make any proposals, enter into any agreements
       or grant any      share options or conversion
       rights which may invoke the exercise, after
       the   expiry of the relevant period of this
       mandate, of the power mentioned above;  Authority
       expire after the 12 month period following
       the passing of this      resolution ; and to
       make such amendments   to the Articles of Association
       of  the Company as it thinks fit so as to reflect
       the   increased registered      share capital
       and the new capital structure of the Company
       by reference to  the manner of the allotment
       and issuance, class and number of   shares
       of the Company allotted and issued, as well
       as the capital

-      CONTD of the Company alter such allotment and             Non-Voting    No vote
       issuance; and to execute and do or   procure
       to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       so long as   the same does not contravene and
       laws, rules, regulations or listing     rules
       of the   stock exchanges on which the shares
       of the Company are listed, and the   Articles
       of Association of the Company; in order to
       facilitate the  issuance of shares in accordance
       with this resolution in a timely manner, to
       establish a special committee of the Board
       of Directors comprising Jiang      Jiemin,
       Zhou Jiping and Wang Guoliang and to authorise
       such committee to      exercise all such power
       granted to the Board of Directors to execute
       and do   all such documents, deeds and things
       as it may consider necessary in          connection
       with the issue of such shares contingent on
       the passing of         sub-paragraphs (a)
       to (f) of this resolution an

-      CONTD the relevant period of this mandate; the            Non-Voting    No vote
       Board of Directors and the     special committee
       of the Board of Directors will only   exercise
       its          respecthie power under such mandate
       in accordance with the Company Law of the PRC,
       the Securities Law of the PRC, regulations
       or the listing rules of the   stock exchange
       on which the Shares of the Company are listed
       as amended from time to time  and only if
       all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are    obtained
       and the special committee of the Board of Directors
       will only        exercise its power under such
       mandate in accordance with the power granted
       by the shareholders at the AGM to the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 POLY (HONG KONG) INVESTMENTS LTD                                                            Agenda Number:  702278703
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70620102
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  HK0119000674
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditor for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Xue Ming as a Director                       Mgmt          For                            For

3.B    Re-elect Mr. Ye Li Wen as a Director                      Mgmt          For                            For

3.C    Re-elect Mr. Chan Tak Chi, William as a Director          Mgmt          Against                        Against

3.D    Re-elect Mr. Choy Shu Kwan as a Director                  Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4      Appointment of the Auditor and authorize the              Mgmt          For                            For
       Board of Directors to fix their

5.A    Authorize the Directors of the Company,  a                Mgmt          Against                        Against
       subject to Paragraph  c  below,   during the
       Relevant Period  as specified  of all the powers
       of the Company to allot, issue and deal with
       additional shares in the capital of the Company
       and to make or grant offers, agreements
       and options which might require the   exercise
       of such powers;  b  the approval in Paragraph
       a  above, to make or  grant offers, agreements
       and options which might require the exercise
       of such powers after the end of the Relevant
       Period;  c  the aggregate nominal amount of
       the share capital allotted or agreed conditionally
       or unconditionally to   be allotted  whether
       pursuant to an option or otherwise  by the
       Directors of  the Company pursuant to the approval
       in Paragraph  a  above, otherwise than   pursuant
       to a rights issue  as specified  CONTD

-      CONTD or the exercise of any option under the             Non-Voting    No vote
       Share Option Scheme of the      Company, shall
       not exceed 20% of the aggregate nominal amount
       of the share    capital of the Company in issue
       at the date of passing this resolution and
       the said approval shall be limited accordingly;
       and  Authority expires the    earlier of the
       conclusion of the next AGM or the expiration
       of the period     within which the next AGM
       of the Company is required by the Articles
       of       Association of the  Company or by
       any applicable laws to be held

5.B    Authorize the Directors of the Company,  a                Mgmt          For                            For
       subject to Paragraph  b  below,   during the
       Relevant Period  as specified  of all the powers
       of the Company to purchase its own shares of
       HKD 0.50 each  the "Shares" , subject to and
       in    accordance with all applicable laws and
       the requirements of the Rules         Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong        Limited;  b  the aggregate
       nominal amount of the Shares to be purchased
       by    the Company pursuant to the approval
       in Paragraph  a  above during the        Relevant
       Period shall not exceed 10% of the aggregate
       nominal amount of the   share capital of the
       Company in issue at the date of passing this
       resolution  and the said approval shall be
       limited accordingly; and  Authority expires
       the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM of the Company is required
       by the Articles of       Association of the
       Company or by any applicable laws to

5.C    Approve, conditional upon the Resolutions 5               Mgmt          Against                        Against
       A  and 5 B  respectively set out  in the notice
       convening this meeting being passed, the general
       mandate        granted to the Directors of
       the Company to allot, issue and deal with
       additional shares pursuant to the Resolution
       5 A  to extend by the addition   thereto of
       an amount representing the aggregate nominal
       amount of the share   capital of the Company
       purchased by the Company under the authority
       granted   pursuant to the Resolution 5 B ,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in    issue at
       the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 POLY (HONG KONG) INVESTMENTS LTD                                                            Agenda Number:  702314092
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70620102
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  HK0119000674
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Approve the acquisition [as specified] the sale           Mgmt          For                            For
       and purchase agreement and the transactions
       contemplated thereunder; the allotment and
       issue of the consideration shares [as specified]
       to the vendor or its nominee pursuant to the
       terms of the sale and purchase agreement be
       approved and authorize the Director to allot
       and issue the consideration shares in accordance
       with the terms of the sale and purchase agreement;
       to do all such acts and things [including but
       not limited to the execution of any documents,
       instruments and agreements] as they consider
       necessary or expedient for the purpose of giving
       effect to the acquisition, the sale and purchase
       agreement and the transaction contemplated
       thereunder; and the allotment and issue of
       the consideration shares




--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  702418624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7083Y103
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.5per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 RADIANT OPTO-ELECTRONICS CORP                                                               Agenda Number:  702451977
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7174K103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0006176001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.4    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.3 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend: 30 for 1,000
       shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 RUENTEX INDUSTRIES LIMITED                                                                  Agenda Number:  702446988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7367H107
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002915006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.3 per     share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Election of two Supervisors                               Mgmt          Against                        Against

B.6    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SANY HEAVY EQUIPMENT INTERNATIONAL HOLDINGS CO  LTD                                         Agenda Number:  702459973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G78163105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  KYG781631059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and the       report of the Directors
       of the Company and the Auditors of the Company
       and    its subsidiaries for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3a     Re-elect Mr. Mao Zhongwu as an Executive Director         Mgmt          For                            For

3b     Re-elect Mr. Liang Jianyi as an Executive Director        Mgmt          For                            For

3c     Re-elect Mr. Xiang Wenbo as a Non-Executive               Mgmt          For                            For
       Director

3d     Re-elect Mr. Huang Jianlong as a Non-executive            Mgmt          For                            For
       Director

3e     Re-elect Mr. Wu Jialiang as a Non-Executive               Mgmt          For                            For
       Director

3f     Re-elect Mr. Xu Yaxiong as an Independent Non-Executive   Mgmt          For                            For
       Director

3g     Re-elect Mr. Ngai Wai Fung as an Independent              Mgmt          For                            For
       Non-Executive Director

3h     Re-elect Mr. Ng Yuk Keung as an Independent               Mgmt          For                            For
       Non-Executive Director

4      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5      Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Board of Directors   to fix their remuneration

6      Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with shares of the
       Company not exceeding 20% of the aggregate
       nominal amount  of the issued share capital
       of the Company as at the date of passing this
       resolution

7      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to purchase shares of the Company not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution

8      Approve to extend the general mandate granted             Mgmt          Against                        Against
       under Resolution 6 by adding    the shares
       purchased pursuant to the general mandate granted
       by Resolution  7

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100525/LTN20100525027.pdf




--------------------------------------------------------------------------------------------------------------------------
 SHENZHOU INTERNATIONAL GROUP LTD                                                            Agenda Number:  702414044
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8087W101
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KYG8087W1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       1 TO 10. THANK YOU.

1      Approve the consolidated Audited financial statements     Mgmt          For                            For
       and the reports of the  Director's and the
       Independent Auditor's of the Company for the
       YE 31 DEC     2009

2      Approve the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2009

3      Re-elect Mr. Chen Zhongjing as Director of the            Mgmt          For                            For
       Company

4      Re-elect Mr. Ma Renhe as Director of the Company          Mgmt          For                            For

5      Re-elect Ms. Dai Xiangbo as Director of the               Mgmt          For                            For
       Company

6      Authorize the Board of Director's of the Company          Mgmt          For                            For
       (the Board) to fix the       remuneration of
       the  Director's

7      Appoint Ernst & Young as the Company's Auditor's          Mgmt          For                            For
       and authorize the Board to   fix their remuneration

8      Grant a General Mandate to the Director's of              Mgmt          Against                        Against
       the Company to allot, issue and  deal with
       the  Company's shares

9      Grant a General Mandate to the Director's of              Mgmt          For                            For
       the Company to repurchase the    Company's
       shares

10     Approve to add the nominal value of the shares            Mgmt          Against                        Against
       repurchased by the Company to  the mandate
       granted to the  Director's under resolution
       no. 8

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422190.pdf




--------------------------------------------------------------------------------------------------------------------------
 SINGAMAS CONTAINER HOLDINGS LTD                                                             Agenda Number:  702375735
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79929108
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  HK0716002271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420500.pdf

1      Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the  Directors and the Auditor
       for the YE 31 DEC 2009

2.A    Re-elect Mr. Chang Yun Chung  also known as               Mgmt          For                            For
       Mr. Teo Woon Tiong  as a          Executive
       Director

2.B    Re-elect Mr. Hsueh Chao En as a Executive Director        Mgmt          For                            For

2.C    Re-elect Mr. Teo Tiou Seng as a Executive Director        Mgmt          For                            For

2.D    Re-elect Mr. Jin Xu Chu as a Non-Executive Director       Mgmt          For                            For

2.E    Re-elect Mr. Kuan Kim Kin as a Non-Executive              Mgmt          For                            For
       Director

2.F    Re-elect Mr. Lau Ho Man as a Independent Non-Executive    Mgmt          For                            For
       Director

2.G    Re-elect Mr. Ong Ka Thai as a Independent Non-Executive   Mgmt          For                            For
       Director

2.H    Re-elect Mr. Yang, Victor as a Independent Non-Executive  Mgmt          For                            For
       Director

3      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors'         remuneration

4      Re-appoint the Auditors of the Company for the            Mgmt          For                            For
       ensuing year and to authorize  the Board of
       Directors of the Company to fix their remuneration

5      Authorize the Directors to allot shares                   Mgmt          Against                        Against

6      Authorize the Directors to repurchase the Company's       Mgmt          For                            For
       own shares

7      Approve to  pass ordinary resolution no. 7 set            Mgmt          Against                        Against
       out in the notice of the       Meeting  to
       add the aggregate amount of shares mentioned
       in ordinary          resolution no. 6 to the
       aggregate amount that may be allotted pursuant
       to     ordinary resolution no. 5




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND COMPANY LIMITED                                                                   Agenda Number:  702108146
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80267126
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' and the Independent Auditor's
       reports for the YE 30 JUN 2009

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.I    Re-elect Mr. Robert Ng Chee Siong as a Director           Mgmt          For                            For

3.II   Re-elect Dr. Allan Zeman, GBS, JP as a Director           Mgmt          For                            For

3.III  Re-elect Mr. Yu Wai Wai as a Director                     Mgmt          Against                        Against

3.IV   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For
       for the financial year ending 30 JUN 2010

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.1    Approve the share repurchase mandate                      Mgmt          For                            For

5.2    Approve the share issue mandate                           Mgmt          Against                        Against

5.3    Approve the extension of share issue mandate              Mgmt          Against                        Against

S.6    Amend the Articles 67, 74, 75, 76, 77, 78, 80,            Mgmt          For                            For
       83, 87, 89, 90 & 94 of Articles of Association,
       as specified; and approve the new Articles
       of Association, consolidating all of the proposed
       amendments referred to in Resolution 6(i),
       produced to this meeting and for the purpose
       of identification signed by Chairman and adopt
       the new Articles of Association of the Company
       in substitution for an to the exclusion of
       all existing Articles of Association of the
       Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND ADDITION OF COMMENT.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SINOPHARM GROUP CO LTD                                                                      Agenda Number:  702387603
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8008N107
    Meeting Type:  CLS
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  CNE100000FN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, subject to paragraphs below,         Mgmt          For                            For
       to exercise all the powers  of the Company
       to repurchase the H Shares in issue of the
       Company on the      Stock Exchange during the
       Relevant Period  as defined in Paragraph 17(b)
       of   the notice of the AGM , subject to and
       in accordance with all applicable      laws,
       rules and regulations and/ or requirements
       of the PRC, the Stock        Exchange or any
       other governmental or regulatory bodies; (b)
       the aggregate    nominal value of H Shares
       authorized to be repurchased subject to the
       approval in paragraph (a) above during
       the Relevant Period shall not exceed   10%
       of the aggregate nominal value of the existing
       issued H Shares as at the  date on which this
       resolution is passed; (c) the approval in Paragraph
       (a)    above shall be conditional upon: (i)
       the passing of a special resolution      CONTD.

CONT   CONTD. with the same terms as this resolution             Non-Voting    No vote
       (except for this sub-paragraph  (c)(i)) at
       each of the AGM and the Domestic Shareholders'
       Class Meeting to be convened separately for
       such purpose; (ii) the approvals of SAFE and/or
       any   other regulatory authorities (if applicable)
       as required by laws, rules and   regulations
       of the PRC being obtained by the Company; and
       iii) the Company    not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       (or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion,      repaid or provided guarantee
       in respect of such amount) pursuant to the
       notification procedure under Article
       28 of the Articles of Association; d)    subject
       to the approval of all relevant PRC regulatory
       authorities for the    CONTD.

CONT   CONTD. repurchase of such H Shares being granted,         Non-Voting    No vote
       to: (i) make such           amendments to the
       Articles of Association as it thinks fit so
       as to reduce    the registered share capital
       of the Company and to reflect the new capital
       structure of the Company upon the repurchase
       of H Shares of the Company as    contemplated
       in paragraph (a) above; and (ii) file the amended
       Articles of    Association of the Company with
       the relevant governmental authorities of the
       PRC and Hong Kong




--------------------------------------------------------------------------------------------------------------------------
 SINOPHARM GROUP CO LTD                                                                      Agenda Number:  702373200
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8008N107
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  CNE100000FN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3.     Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company as at and
       for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       and the payment of final dividend of the Company
       for the YE 31 DEC 2009

5.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountant Co., Ltd. as the
       PRC Auditors of the Company to hold office
       until the conclusion of the next AGM, and authorize
       the Board to fix its remuneration

6.     Re-appoint PricewaterhouseCoopers Certified               Mgmt          For                            For
       Public Accountants, Hong Kong as the International
       Auditors of the Company to hold office until
       the conclusion of the next AGM, and authorize
       the Board to fix its remuneration

7.     Approve and ratify the remuneration of the Directors      Mgmt          For                            For
       for the YE 31 DEC 2009 and authorize the Board
       to determine the remuneration of the Directors
       for the 2 years ending 31 DEC 2010 and 31 DEC
       2011

8.     Appoint Mr. Chen Qiyu as a non-executive Director         Mgmt          Against                        Against
       for a term of 3 years starting from the date
       of the AGM and to authorize the Board to enter
       into a service contract with him

9.     Appoint Mr. Qian Shunjiang as the Supervisor              Mgmt          For                            For
       of the Company for a term of 3 years starting
       from the date of the AGM and to authorize the
       Board to enter into a service contract with
       him

10.    Approve the transactions under the Master Pharmaceutical  Mgmt          For                            For
       Products, Healthcare Products and Medical Supplies
       Procurement Agreement with the controlling
       shareholder and their proposed annual caps
       for each of the 2 years ending 31 DEC 2010
       and 31 DEC 2011, as specified

11.    Approve the acquisition of equity interest in             Mgmt          For                            For
       Xinjiang Company under the Xinjiang Company
       Agreement, as specified

12.    Approve the acquisition of equity interest in             Mgmt          For                            For
       Hubei Yibao under the Hubei Yibao Agreement,
       as specified

13.    Approve the acquisition of Transferred Business           Mgmt          For                            For
       of Industry Company under the Industry Company
       Agreement, as specified

14.    Approve the acquisition of Transferred Business           Mgmt          For                            For
       of Trading Company under the Trading Company
       Agreement, as specified

15.    Authorize the Board: a) acquisition and disposal          Mgmt          For                            For
       of the assets of the Company with an aggregate
       total value of not more than 30% of the latest
       audited total assets of the Company over a
       period of 12 months; b) guarantees in favor
       of third parties with an aggregate total value
       of not more than 30% of the latest audited
       total assets of the Company over a period of
       12 months; if the above delegations are not
       consistent with, collide or conflict with the
       requirements under the Listing Rules or other
       requirements of the Stock Exchange, the requirements
       under the Listing Rules or other requirements
       of the Stock Exchange should be followed

S.16   Amend the Articles of Association, details of             Mgmt          For                            For
       which are set out in the Circular and authorize
       any Director or Joint Company Secretary of
       the Company to do all such acts as he deems
       fit to effect the amendments and to make relevant
       registrations and filings in accordance with
       the relevant requirements of the applicable
       laws and regulations in the PRC and Hong Kong
       and the Listing Rules, the Articles of Association
       are written in Chinese and there is no official
       English translation in respect thereof. Accordingly,
       the English translation is for reference only.
       In case of any discrepancy between the Chinese
       and English versions, the Chinese version shall
       prevail

S.17   Authorize the Board to separately or concurrently         Mgmt          Against                        Against
       allot, issue and/or deal with Domestic Shares
       and/or H Shares, and to make or grant offers,
       agreements and options in respect thereof:
       i) such mandate shall not extend beyond the
       Relevant Period save that the Board may during
       the Relevant Period make or grant offers, agreements
       or options which might require the exercise
       of such powers after the end of the Relevant
       Period; ii) the aggregate nominal amount of
       Domestic Shares and/or H Shares to be allotted,
       issued and/or dealt with or agreed conditionally
       or unconditionally to be issued, allotted and/or
       dealt with [whether pursuant to an option or
       otherwise] by the Board shall not exceed 20%
       of the aggregate nominal amount of each of
       the existing issued Domestic Shares and/or
       H Shares as at the date on which this resolution
       is passed; and iii) the Board will only exercise
       its power under such mandate in accordance
       with the Company Law of the PRC and the Listing
       Rules [as amended from time to time] and the
       requirements of the relevant PRC regulatory
       authorities; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       following the passing of this resolution; the
       expiration of the 12-month period following
       the passing of this resolution; or the date
       on which the authority granted to the Board
       set out in this resolution is revoked or varied
       by a special resolution of the Shareholders
       in a general meeting]; and contingent on the
       Board resolving to issue shares pursuant to
       this resolution, to approve, execute and do
       or procure to be executed and done, all such
       documents, deeds and things as it may consider
       relevant in connection with the issue of such
       new shares including, but not limited to, determining
       the time and place of issue, making all necessary
       applications to the relevant authorities and
       entering into an underwriting agreement [or
       any other agreement], to determine the use
       of proceeds and to make all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other authorities, and to make such
       amendments to the Articles of Association as
       it thinks fit so as to reflect the increase
       in the registered capital of the Company and
       to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.18   Authorize the Board to exercise all the powers            Mgmt          For                            For
       of the Company to repurchase the H Shares in
       issue of the Company on the Stock Exchange
       during the Relevant Period [as specified the
       Resolution 17 above], subject to and in accordance
       with all applicable laws, rules and regulations
       and/or requirements of the PRC, the Stock Exchange
       or any other governmental or regulatory bodies;
       the aggregate nominal value of H Shares authorized
       to be repurchased subject to the approve during
       the Relevant Period shall not exceed 10% of
       the aggregate nominal value of the existing
       issued H Shares as at the date on which this
       resolution is passed; the approve shall be
       conditional upon: the passing of a special
       resolution with the same terms as this resolution
       [except for this sub-paragraph] at each of
       the H Shareholders' Class Meeting and the Domestic
       Shareholders' Class Meeting to be convened
       separately for such purpose; the approvals
       of SAFE and/or any other regulatory authorities
       [if applicable] as required by laws, rules
       and regulations of the PRC being obtained by
       the Company; and the Company not being required
       by any of its creditors to repay or to provide
       guarantee in respect of any amount due to any
       of them [or if the Company is so required by
       any of its creditors, the Company having, in
       its absolute discretion, repaid or provided
       guarantee in respect of such amount] pursuant
       to the notification procedure under Article
       28 of the Articles of Association; subject
       to the approval of all relevant PRC regulatory
       authorities for the repurchase of such H Shares
       being granted, to: make such amendments to
       the Articles of Association as it thinks fit
       so as to reduce the registered share capital
       of the Company and to reflect the new capital
       structure of the Company upon the repurchase
       of H Shares of the Company as contemplated
       in paragraph above; and file the amended Articles
       of Association of the Company with the relevant
       governmental authorities of the PRC and Hong
       Kong

19     Approve proposals [if any] put forward at such            Mgmt          Against                        Against
       meeting pursuant to the Articles of Association
       and the Listing Rules by any shareholders of
       the Company individually or collectively holding
       3% or more of the Company's shares carrying
       the right to vote at such meeting




--------------------------------------------------------------------------------------------------------------------------
 SOFT-WORLD INTERNATIONAL CO LTD                                                             Agenda Number:  702446851
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80720108
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0005478002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Adopt the 2009  profit distribution, proposed             Mgmt          For                            For
       cash dividend of TWD 6.15 per   share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend: 5 for
       1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures for endorsement          Mgmt          For                            For
       and guarantee

B.6    Approve to revise the procedures for monetary             Mgmt          For                            For
       loans

B.7    Approve to release shares of the subsidiaries,            Mgmt          For                            For
       Game Flier International       Corporation
       (unlisted)

B.8    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  702128960
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 30 JUN 2009

2.     Declare the final dividend                                Mgmt          For                            For

3.i.a  Re-elect Mr. Chan Kwok-wai, Patrick as a Director         Mgmt          Against                        Against

3.i.b  Re-elect Mr. Yip Dicky Peter as a Director                Mgmt          Against                        Against

3.i.c  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       a Director

3.i.d  Re-elect Dr. Cheung Kin-tung, Marvin as a Director        Mgmt          For                            For

3.i.e  Re-elect Dr. Li Ka-cheung, Eric as a Director             Mgmt          For                            For

3.i.f  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.i.g  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.i.h  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.i.i  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.ii   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2010 are HKD 100,000, HKD 110,000 and
       HKD 120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. PLEASE BE ADVISED THAT
       ACCORDING TO THE COMPANY'S ANNOUNCEMENT OF
       16 NOV 2009, RESOLUTION 03(I) (D) [I.E.: TO
       RE-ELECT DR. CHEUNG KIN-TUNG, MARVIN AS DIRECTOR]
       WILL NOT BE PUT FORWARD TO VOTE AT THE AGM.




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  702349261
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Declare the final dividends                               Mgmt          For                            For

2.a    Re-elect P.A. Johansen as a Director                      Mgmt          For                            For

2.b    Re-elect J.R. Slosar as a Director                        Mgmt          For                            For

3      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4      Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the relevant      period of all the
       powers of the Company to make on-market share
       repurchases   (within the meaning of the Code
       on Share Repurchases); the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the approval
       in paragraph (a) above shall not exceed 10%
       of the aggregate  nominal amount of the shares
       of that class in issue at the date of passing
       this Resolution; and  Authority expires
       at the conclusion of the next AGM of  the Company;
       the expiration of the period within which the
       next AGM of the    Company is required by law
       to be held; and the revocation or variation
       of the authority given under this Resolution
       by ordinary resolution of the           shareholders
       in general meeting  and references to "shares"
       include           securities which carry a
       right to subscribe for or purchase shares

5      Authorize the Directors, during the Relevant              Mgmt          Against                        Against
       Period to allot, issue and deal  with additional
       shares and to make or grant offers, agreements
       and options    which will or might require
       the exercise of such powers during or after
       the   end of the Relevant Period, the aggregate
       nominal amount of shares of any     class allotted
       or agreed conditionally or unconditionally
       to be allotted      (whether pursuant to an
       option or otherwise) by the Directors pursuant
       to the approval in this resolution, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, CONTD.

-      CONTD. shall not exceed the aggregate of 20%              Non-Voting    No vote
       of the aggregate nominal amount  of the shares
       of that class in issue at the date of passing
       this Resolution   provided that the aggregate
       nominal amount of the shares of any class so
       allotted (or so agreed conditionally or
       unconditionally to be allotted)       pursuant
       to this Resolution wholly for cash shall not
       exceed 5% of the        aggregate nominal amount
       of the shares of that class in issue at the
       date of  passing this Resolution; and  Authority
       expires at the conclusion of the next AGM of
       the Company; and the expiration of the period
       within which the next    AGM of the Company
       is required by law to be held; and the revocation
       or       variation of the authority given under
       this Resolution by ordinary resolution of the
       shareholders in general meeting

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SYNNEX TECHNOLOGY INTL CORP                                                                 Agenda Number:  702449198
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8344J109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002347002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.42 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 100
       for 1,000 shares held

B.4    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and     guarantee

B.6    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN FERTILIZER CO LTD                                                                    Agenda Number:  702448540
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84171100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0001722007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

a.2    The 2009 Audited reports                                  Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the profit distribution, cash dividend:           Mgmt          For                            For
       TWD 1.4 per share

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and guarantee

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG CO  LTD                                                            Agenda Number:  702254145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the report on the business of 2009                Non-Voting    No vote

A.2    Receive the 2009 audited reports reviewed by              Non-Voting    No vote
       the Supervisors

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 earnings distribution; proposed          Mgmt          For                            For
       cash dividend: TWD 3 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the policies and procedures             Mgmt          For                            For
       for financial derivatives transactions

B.5    Other issues and extraordinary motions                    Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  702349982
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T138
    Meeting Type:  AGM
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  KYG8701T1388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Receive the consolidated audited financial statements     Mgmt          For                            For
       and the reports of the  Directors of the Company
       Directors  and the Independent Auditors of
       the      Company  Auditors  for the YE 31 DEC
       2009

2      Re-appointment of Messrs. Ernst & Young as the            Mgmt          For                            For
       Auditors and to authorize the  Board of Directors
       to fix their remuneration

3      Approve the final dividend of HK12.00 cents               Mgmt          For                            For
       per ordinary share of the         Company,
       which is paid out of the share premium account
       of the Company to the shareholders whose name
       appear on the Register of Members of the Company
       on   10 MAY 2010

4      Election of Ms. Xu Fang as an Executive Director          Mgmt          Against                        Against

5.A    Re-election of Mr. Li Dongsheng as an Executive           Mgmt          For                            For
       Director

5.B    Re-election of Mr. Huang Xubin as a Non-executive         Mgmt          For                            For
       Director until the          conclusion of the
       next AGM of the Company

5.C    Re-election of Mr. Robert Maarten Westerhof               Mgmt          For                            For
       as an Independent Non-executive   Director
       until the conclusion of the next AGM of the
       Company

5.D    Re-election of Ms. Wu Shihong as an Independent           Mgmt          For                            For
       Non-executive Director until  the conclusion
       of the next AGM of the Company

6.A    Re-election of Mr. Albert Thomas da Rosa Junior           Mgmt          For                            For
       as a Non-executive Director   until the conclusion
       of the next AGM of the Company

6.B    Re-election of Mr. Leong Yue Wing as a Non-executive      Mgmt          For                            For
       Director until the       conclusion of the
       next AGM of the Company

6.C    Re-election of Mr. Tang Guliang as an Independent         Mgmt          For                            For
       Non-executive Director and  to hold office
       until the conclusion of the next AGM of the
       Company

7      Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

8      Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with         unissued shares
       in the Company  Share  or securities convertible
       into Shares  or options, warrants or similar
       rights to subscribe for any Shares or such
       convertible securities and to make or grant
       offers, agreements or options     which would
       or might require the exercise of such powers
       either during or     after the relevant period,
       in addition to any Shares which may be issued
       from time to time (a) on a rights issue or
       (b) upon the exercise of any options    under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       of Shares or rights to acquire Shares or (c)
       upon the      exercise of rights of subscription
       or conversion attaching to any warrants or
       convertible bonds CONTD..

-      ..CONTD issued by the Company or any securities           Non-Voting    No vote
       which are convertible into    Shares the issue
       of which warrants and other securities has
       previously been   approved by shareholders
       of the Company or (d) as any scrip dividend
       or       similar arrangements pursuant to the
       Articles of Association of the Company,  not
       exceeding 20% of the issued share capital of
       the Company as at the date   of this resolution;
       Authority expires the earlier of the conclusion
       of the   next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company  or any applicable
       law to be held

9      Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to        purchase shares,
       subject to and in accordance with all applicable
       laws, to    procure the Company to repurchases
       shares at such price as the Directors may
       at their discretion determine, and the aggregate
       nominal amount of shares of  the Company purchased
       by the Company pursuant to the approval in
       this         resolution shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the
       date of the AGM;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the           expiration of the period within
       which the next AGM of the Company is required
       by the Articles of Association of the Company
       or any applicable law to be     held

10     Approve, subject to the availability of unissued          Mgmt          Against                        Against
       share capital and            conditional upon
       the Resolutions 8 and 9 being passed, the aggregate
       nominal  amount of the shares which are repurchased
       by the Company pursuant to and in  accordance
       with Resolution 9 shall be added to the aggregate
       nominal amount   of the share capital of the
       Company that may be allotted or agreed
       conditionally or unconditionally to
       be allotted by the Directors pursuant to  and
       in accordance with Resolution 8

11     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon The Stock Exchange   of Hong Kong Limited
       the Stock Exchange  granting listing of and
       permission  to deal in the Shares to be issued
       upon the exercise of options under the
       share option scheme adopted by the Company
       on 15 FEB 2007  the 'Share Option  Scheme'
       , the existing scheme mandate limit in respect
       of the granting of     options to subscribe
       for Shares under the Share Option Scheme be
       refreshed    and renewed provided that the
       total number of Shares which may be allotted
       and issued pursuant to the grant or exercise
       of the options under the Share   Option Scheme
       excluding options previously granted, outstanding,
       cancelled,  lapsed or exercised under the Share
       Option Scheme  shall not exceed 10% of    the
       Shares in issue as at the date of passing this
       resolution and that the    Directors ..CONTD..

-      ..CONTD of the Company be and are hereby authorized,      Non-Voting    No vote
       subject to compliance    with the Rules Governing
       the Listing of Securities on the Stock Exchange,
       to  grant options under the Share Option Scheme
       up to the refreshed limit and to  exercise
       all the powers of the Company to allot, issue
       and deal with Shares   pursuant to the exercise
       of such options




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  702319624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572148
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KYG875721485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1.a  Re-elect Mr. Zhang Zhidong as a Director                  Mgmt          For                            For

3.1.b  Re-elect Mr. Charles St Leger Searle as a Director        Mgmt          For                            For

3.2    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors'  remuneration

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Board of Directors to fix their  remuneration

5      Authorize the director, subject to paragraph              Mgmt          Against                        Against
       (c), a general mandate be and is hereby unconditionally
       granted to the Directors of the Company to
       exercise    during the Relevant Period all
       the powers of the Company to allot, issue and
       dispose of shares in the Company and to make
       or grant offers, agreements,     options or
       warrants which would or might require the exercise
       of such powers; b) the mandate in paragraph
       (a) shall authorize the Directors of the Company
       during the Relevant Period to make or grant
       offers, agreements and options    which would
       or might require the exercise of such powers
       after the end of the Relevant Period; c) the
       aggregate nominal value of share capital allotted
       or  agreed conditionally or unconditionally
       to be allotted  whether pursuant to   an option
       or otherwise  by the Directors of the Company
       pursuant to the       mandate in paragraph
       (a), CONTD..

-      ..CONTD otherwise than pursuant to i) a rights            Non-Voting    No vote
       issue, or ii) any option       scheme or similar
       arrangement for the time being adopted for
       the grant or     issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the articles
       of association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of
       the Company in issue at the date of    this
       Resolution and the said mandate shall be limited
       accordingly; and        Authority expires the
       earlier of the conclusion of the next AGM or
       the        expiration of the period within
       which the next AGM is to be held by law

6      Authorize the Directors, a general mandate unconditionallyMgmt          For                            For
       granted to the     Directors of the Company
       to exercise during the Relevant Period all
       the       powers of the Company to purchase
       or otherwise acquire shares in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong   Kong Limited, provided that the aggregate
       nominal amount of shares so         purchased
       or otherwise acquired shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this       Resolution; and  Authority expires
       the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM is to be held   by law

7      Approve the conditional upon the passing of               Mgmt          Against                        Against
       Resolutions 5 and 6 set out in    the Notice
       convening this Meeting, the aggregate nominal
       amount of the shares which are purchased or
       otherwise acquired by the Company pursuant
       to          Resolution 6 shall be added to
       the aggregate nominal amount of the shares
       which may be issued pursuant to Resolution
       5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  702129746
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8984D107
    Meeting Type:  SGM
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       1 TO 4. THANK YOU.

1.     Approve the New Supply Caps in respect of the             Mgmt          For                            For
       aggregate transaction amounts pursuant to the
       Supply Agreement for each of the financial
       years ending 31 DEC 2010, 31 DEC 2011, 31 DEC
       2012, 31 DEC 2013, 31 DEC 2014 and 31 DEC 2015,
       respectively as specified

2.     Approve and ratify the continuing connected               Mgmt          For                            For
       transactions carried out by the Group with
       Philips and/or its associates under the Component
       Sourcing Agreement since the expiry of the
       Component Sourcing Agreement on 05 SEP 2008

3.     Approve and ratify the New Component Sourcing             Mgmt          For                            For
       Agreement to be entered into between the Company
       and Philips and the fixing of the respective
       annual caps of the New Component Sourcing Caps
       for the period between 06 SEP 2008 and 31 DEC
       2008 and for each of the financial years ending
       31 DEC 2009, 31 DEC 2010 and 31 DEC 2011 as
       specified

4.     Authorize the Directors of the Company acting             Mgmt          For                            For
       together or by Committee, or any Director acting
       individually, to do on behalf of the Company
       whatever he or they may, in his/their absolute
       discretion, consider necessary, desirable or
       expedient for the purposes of, or in connection
       with, the performance and implementation by
       the Company of the New Supply Caps, the New
       Component Sourcing Agreement [including the
       New Component Sourcing Caps] and any other
       documents relating thereto or contemplated
       thereby [in each case amended if necessary]
       and to make or agree such alterations, amendments
       and additions thereto as the Director(s) may,
       in his/their absolute discretion, consider
       necessary, desirable or expedient in the interests
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702403697
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  CLS
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423715.pdf

S.1    Approve the mandate on authorizing the Board              Mgmt          For                            For
       of Directors to repurchase H Shares of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702507534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698813 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company the "Board" for the YE 31 DEC
       2009

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31 DEC 2009 and to
       authorize the Board to distribute an aggregate
       cash dividend of RMB 1,229.6 million tax inclusive
       , equivalent to RMB 0.25 tax inclusive per
       share to the shareholders of the Company

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2010

6.     Re-appointment of Grant Thornton and Shine Wing           Mgmt          For                            For
       Certified Public Accountants Ltd as the Company's
       International and PRC Auditors for the year
       2010, respectively, until the conclusion of
       the next AGM and to determine their remuneration
       arrangements

7.     Approve the purchase of liability insurance               Mgmt          Against                        Against
       for the Directors, Supervisors and senior officers
       of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          For                            For
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of the Company

S.9    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional H Shares in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of shares allotted or agreed
       conditionally or unconditionally to be allotted
       whether pursuant to an option or otherwise
       by the Board shall not exceed 20% of the number
       of H Shares in issue as at the date of the
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; "H Shares" means the overseas-listed
       foreign invested shares in the share capital
       of the Company with a par value of RMB 1.00
       each, and which are held and traded in Hong
       Kong dollars; Authority expires at the conclusion
       of the next AGM of the Company following the
       passing of this resolution or expiration of
       a 12 month period following the passing of
       this resolution or the date on which the authority
       set out in this resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in a general meeting; authorize
       the Board, contingent on the Directors resolving
       to issue shares pursuant to this resolution,
       to approve, execute and do or procure to be
       executed and done, all such documents, deeds
       and things as it may consider relevant in connection
       with the issue of such new shares including,
       but not limited to, determining the time and
       place of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement or any other agreement
       , to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          For                            For
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body be approved; the aggregate
       nominal value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       i) the passing of a special resolution with
       the same terms as the resolution set out in
       this paragraph except for this sub-paragraph
       (c) (i) at a class meeting for the holders
       of Domestic Shares of the Company to be held
       on 25 JUN 2010 or on such adjourned date as
       may be applicable ; and the class meeting for
       the holders of H Shares to be held on 25 JUN
       2010 or on such adjourned date as may be applicable
       for such purpose; ii) the approval of the relevant
       PRC regulatory authorities as may be required
       by laws, rules and regulations of the PRC being
       obtained by the Company if appropriate; and
       iii) the Company not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion, repaid or provided guarantee in
       respect of such amount pursuant to the notification
       procedure set out in Articles of Association;
       subject to the approval of all relevant PRC
       regulatory authorities for the repurchase of
       such H Shares being granted, the Board be authorized
       to: i) amend the Articles of Association as
       it thinks fit so as to reduce the registered
       share capital of the Company and to reflect
       the new capital structure of the Company upon
       the repurchase of H shares of the Company as
       contemplated in this resolution; and ii) file
       the amended Articles of Association with the
       relevant governmental authorities of the PRC;
       Authority expires at the conclusion of the
       next AGM or the expiration of a 12 month period
       following the passing of this special resolution
       or the date on which the authority set out
       in this special resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in any general meeting or by
       a special resolution of holders of H shares
       or holders of domestic shares of the Company
       at their respective class meetings




--------------------------------------------------------------------------------------------------------------------------
 ZHUZHOU CSR TIMES ELECTRIC CO LTD                                                           Agenda Number:  702402138
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892N104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000004X4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428752.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company  the "Board"  for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company and its  subsidiaries for the
       YE 31 DEC 2009 and the Auditors' reports thereon

4      Approve the profits distribution plan of the              Mgmt          For                            For
       Company for the YE 31 DEC 2009   and declare
       a final dividend for the YE 31 DEC 2009

5      Re-appoint the retiring Auditors as the Auditors          Mgmt          For                            For
       of the Company until the     conclusion of
       the next AGM of the Company and authorize the
       Board to fix      their remuneration

6      Re-elect Mr. Li Donglin as an Executive Director          Mgmt          For                            For
       and approve his emolument

7      Re-elect Mr. Deng Huijin as a Non-Executive               Mgmt          For                            For
       Director and approve his          emolument

8      Election of Mr. He Wencheng as a Shareholders'            Mgmt          For                            For
       Representative Supervisor of   the Company
       and approve his emolument

S.9    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional domestic shares  and/or H shares
       of the Company not exceeding 20% of the domestic
       shares and   the H shares respectively in issue
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  702275555
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS
       AND SUPERVISORS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

1.1    Election of Mr. Hou Weigui as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.2    Election of Mr. Xie Weiliang as a Non-Independent         Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.3    Election of Mr. Lei Fanpei as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.4    Election of Mr. Zhang Junchao as a Non-Independent        Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.5    Election of Mr. Wang Zhanchen as a Non-Independent        Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.6    Election of Mr. Dong Lianbo as a Non-Independent          Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.7    Election of Mr. Yin Yimin as a Non-independent            Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.8    Election of Mr. Shi Lirong as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.9    Election of Mr. He Shiyou as a Non-Independent            Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.10   Election of Mr. Li Jin as an Independent Director         Mgmt          For                            For
       of the Fifth Session of the Board of Directors
       of the Company for a term commencing on 30
       MAR 2010 and ending on 29 JUN 2010

1.11   Election of Ms. Qu Xiaohui as an Independent              Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.12   Election of Mr. Wei Wei as an Independent Director        Mgmt          For                            For
       of the Fifth Session of the Board of Directors
       of the Company for a term commencing on 30
       MAR 2010 and ending on 29 MAR 2013

1.13   Election of Mr. Chen Naiwei as an Independent             Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.14   Election of Mr. Tan Zhenhui as an Independent             Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

2.1    Election of Ms. Wang Yan as a Shareholders'               Mgmt          For                            For
       Representative Supervisor of the Fifth Session
       of the Supervisory Committee of the Company
       for a term commencing on 30 MAR 2010 and ending
       on 29 MAR 2013

2.2    Election of Ms. Xu Weiyan as a Shareholders'              Mgmt          For                            For
       Representative Supervisor of the Fifth Session
       of the Supervisory Committee of the Company
       for a term commencing on 30 MAR 2010 and ending
       on 29 MAR 2013




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  702440037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 694867 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the financial statements for the year             Mgmt          For                            For
       ending 31 DEC 2009 audited by the PRC and Hong
       Kong Auditors

2      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year ending 31 DEC 2009

3      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year ending 31 DEC 2009

4      Approve the report of the President of the Company        Mgmt          For                            For
       for the year ending 31 DEC 2009

5      Approve the final financial accounts of the               Mgmt          For                            For
       Company for the year ending 31 DEC 2009

6      Approve the resolution on the proposed application        Mgmt          Against                        Against
       by the Company to Bank of China Limited [Shenzhen
       Branch] for a RMB 24.9 billion composite credit
       facility

7.1    Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the PRC Auditors of the Company for 2010 and
       a proposal be made to the 2009 AGM to authorize
       the Board of Directors to determine the audit
       fees of Ernst & Young Hua Ming for 2010 based
       on the specific audit work to be conducted

7.2    Re-appointment of Ernst & Young as the Hong               Mgmt          For                            For
       Kong Auditors of the Company for 2010 and a
       proposal be made to the 2009 AGM to authorize
       the Board of Directors to determine the audit
       fees of Ernst & Young for 2010 based on the
       specific audit work to be conducted

8      Election of Mr. Timothy Alexander Steinert as             Mgmt          For                            For
       an Independent Director of the fifth session
       of the Board of Directors of the Company for
       a term commencing on 30 JUN 2010 and ending
       on 29 MAR 2013

9      Approve the resolution on the adjustment of               Mgmt          For                            For
       the allowance granted to Independent Directors

10     Approve the resolution on the application for             Mgmt          For                            For
       the 2010 investment quota for fixed-income
       derivatives

S.11   Approve the proposals of profit distribution              Mgmt          For                            For
       and capitalization from capital reserves of
       the Company for 2009

S.12   Approve the resolution on the general mandate             Mgmt          Against                        Against
       for 2010 to be granted to the Company

S13.1  Approve the amendment of the relevant terms               Mgmt          For                            For
       of Article 24 and Article 27 in Chapter 3 of
       the Articles of Association corresponding to
       the change in the total share capital of the
       Company [following the registration of the
       Subject Shares under the Phase I Share Incentive
       Scheme with China Securities Depository and
       Clearing Company Limited, Shenzhen Branch,
       the issue of additional H shares and the exercise
       of A share warrants attached to the Bonds cum
       Warrants issued in 2008]

S13.2  Authorize the Board of Directors to amend the             Mgmt          For                            For
       Articles of Association and process registration
       of changes in registered capital

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100418/LTN20100418023.pdf
       AND http://www.hkexnews.hk/listedco/listconews/sehk/20100517/LTN20100517423.pdf




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORPORATION                                                                             Agenda Number:  702154903
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        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the specific system for the selection             Mgmt          For                            For
       and appointment of Accountants' firms of ZTE
       Corporation, with a view to standardizing the
       selection and appointment of Accountants' firm
       for the auditing of periodic financial statements
       prepared in accordance with the PRC Accounting
       Standards for Business Enterprises and the
       auditing of significant asset restructuring,
       offering genuine protection for shareholders'
       interests and enhancing the quality of financial
       information

2.     Approve the 2010-2012 Framework Purchase Agreement        Mgmt          For                            For
       proposed to be entered into between Company
       subsidiary ZTE Kangxun Telecom Company Limited
       [''ZTE Kangxun''] on the one hand and connected
       parties Shenzhen Zhongxingxin Telecommunications
       Equipment Company, Limited, Shenzhen Zhongxing
       Xindi Telecommunications Equipment Company,
       Limited, Shenzhen Zhongxing Xinyu FPC Company,
       Limited and Zhongxing Xinzhou Complete Equipment
       Co., Ltd. on the other, in relation to the
       purchase of cases, cabinets, distribution frames,
       flexible printed circuit boards and shelters,
       with estimated maximum accumulated transaction
       amounts [excluding VAT] as follows: RMB 1,000
       million for 2010, RMB 1,300 million for 2011
       and RMB 1,690 million for 2012

3.     Approve the Provision of Performance Guarantee            Mgmt          For                            For
       for Wholly-owned Subsidiary ZTE Telecom India
       Private Limited, whereby the guarantee would
       be provided on behalf of ZTE India for an amount
       not exceeding USD 33 million, comprising [1]
       the provision of performance guarantee on behalf
       of ZTE India for an amount not exceeding USD
       30 million with a term commencing on the date
       on which the Frame Contract takes effect upon
       execution and ending on the date on which the
       performance of ZTE India's obligations under
       the Frame Contract is completed, and [2] the
       Company's application to the relevant bank
       for the issuance of a bank assurance letter
       to provide guarantee for an amount not exceeding
       USD 3 million in favor of the local Indian
       bank who has provided on behalf of ZTE India
       a bank assurance letter in respect of contract
       performance in favor of Unitech Wireless in
       connection with the Frame Contract commencing
       on the date on which the relevant bank assurance
       letter is issued and ending on the date of
       expiry of the bank assurance letter in respect
       of contract performance provided by ZTE India
       in favor of Unitech Wireless under the Frame
       Contract; the Bank assurance letter in respect
       of contract performance provided by ZTE India
       shall be valid from the date of issuance until
       the conclusion of a 12-month period after the
       expiry of the last warranty period of the equipment
       provided or the date on which the performance
       of ZTE India's obligations under the Frame
       Contract is fully completed, whichever is later



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investment Trust III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/30/2010